UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05398

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: December 31, 2014

Date of reporting period: September 30, 2014

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Variable Products Series Fund

Balanced Wealth Strategy Portfolio

Portfolio of Investments

September 30, 2014 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 63.7%
Financials - 10.0%
Banks - 3.2%
Banco do Brasil SA	9,600	$99,226
Bank Hapoalim BM	29,100	164,079
Bank of America Corp.	118,300	2,017,015
Citigroup, Inc.	21,400	1,108,948
Comerica, Inc.	9,600	478,656
Commerzbank AG (a)	12,750	189,326
Credit Agricole SA	8,606	129,723
Danske Bank A/S	15,960	432,639
Fifth Third Bancorp	13,200	264,264
ING Groep NV (a)	15,760	224,016
Itausa-Investimentos Itau SA (Preference Shares)	25,500	96,572
JPMorgan Chase & Co.	24,300	1,463,832
Kasikornbank PCL (NVDR)	17,400	125,850
KBC Groep NV (a)	4,990	264,899
Lloyds Banking Group PLC (a)	217,137	270,133
Mitsubishi UFJ Financial Group, Inc.	69,100	389,428
PNC Financial Services Group, Inc. (The)	1,900	162,602
Regions Financial Corp.	20,700	207,828
Shinhan Financial Group Co., Ltd.	2,130	98,058
Societe Generale SA	10,552	538,235
State Bank of India	2,600	102,512
Sumitomo Mitsui Financial Group, Inc.	7,300	297,435
UniCredit SpA	78,240	614,645
Wells Fargo & Co.	37,200	1,929,564

		11,669,485

Capital Markets - 1.2%
Affiliated Managers Group, Inc. (a)	4,842	970,143
BlackRock, Inc.-Class A	3,120	1,024,359
Daiwa Securities Group, Inc.	85,000	674,107
Deutsche Bank AG (REG)	10,011	349,559
State Street Corp.	4,100	301,801
UBS AG (REG) (a)	62,452	1,085,592

		4,405,561

Consumer Finance - 0.8%
Capital One Financial Corp.	14,600	1,191,652
Discover Financial Services	13,500	869,265
Muthoot Finance Ltd.	39,211	130,245
Shriram Transport Finance Co., Ltd.	7,705	116,539
SLM Corp.	66,600	570,096

		2,877,797

Diversified Financial Services - 0.8%
Berkshire Hathaway, Inc.-Class B (a)	5,300	732,142
Cerved Information Solutions SpA (a)	54,210	334,407
Friends Life Group Ltd.	28,740	143,126
Intercontinental Exchange, Inc.	2,803	546,725
ORIX Corp.	36,500	503,899
Voya Financial, Inc.	17,100	668,610

		2,928,909

Company	Shares	U.S. $ Value
Insurance - 3.2%
Admiral Group PLC	34,790	721,498
AIA Group Ltd.	212,600	1,097,174
Allstate Corp. (The)	12,000	736,440
American Financial Group, Inc./OH	11,700	677,313
American International Group, Inc.	24,900	1,345,098
Aon PLC	9,440	827,605
Aspen Insurance Holdings Ltd.	4,700	201,019
Assurant, Inc.	9,000	578,700
Aviva PLC	18,910	159,980
BB Seguridade Participacoes SA	7,500	98,662
Chubb Corp. (The)	8,100	737,748
Direct Line Insurance Group PLC	32,790	156,060
Hanover Insurance Group, Inc. (The)	5,700	350,094
Lancashire Holdings Ltd.	32,020	332,219
Lincoln National Corp.	15,600	835,848
Muenchener Rueckversicherungs AG	2,290	451,743
PartnerRe Ltd.	7,500	824,175
Prudential PLC	34,820	774,095
Suncorp Group Ltd.	11,430	140,490
Travelers Cos., Inc. (The)	3,700	347,578
Unum Group	2,300	79,074
XL Group PLC	3,000	99,510

		11,572,123

Real Estate Management & Development - 0.7%
Aeon Mall Co., Ltd.	13,100	250,252
Ayala Land, Inc.	21,100	16,441
China Overseas Land & Investment Ltd.	150,000	384,566
Daito Trust Construction Co., Ltd.	7,200	851,419
Global Logistic Properties Ltd.	439,000	931,825
Hang Lung Group Ltd.	12,000	59,147

		2,493,650

Thrifts & Mortgage Finance - 0.1%
Housing Development Finance Corp.	26,340	448,186

		36,395,711

Consumer Discretionary - 9.6%
Auto Components - 0.7%
Cie Generale des Etablissements Michelin-Class B	4,520	425,742
GKN PLC	17,140	88,264
Lear Corp.	5,200	449,332
Magna International, Inc. (New York)-Class A	4,600	436,586
Plastic Omnium SA	5,610	133,952
Sumitomo Electric Industries Ltd.	27,200	402,664
Sumitomo Rubber Industries Ltd.	10,900	155,053
Valeo SA	4,860	540,017

		2,631,610

Automobiles - 0.8%
Bayerische Motoren Werke AG	1,830	195,580
Ford Motor Co.	61,000	902,190
Great Wall Motor Co., Ltd.-Class H	38,500	149,205
Honda Motor Co., Ltd.	14,100	483,769
Renault SA	2,030	146,850
Tata Motors Ltd.	17,050	138,635
Tata Motors Ltd.-Class A	6,567	36,504
Toyota Motor Corp.	9,300	547,204
Volkswagen AG (Preference Shares)	1,170	241,614

		2,841,551

Company	Shares	U.S. $ Value
Distributors - 0.0%
Inchcape PLC	14,370	149,436

Diversified Consumer Services - 0.2%
Estacio Participacoes SA	37,100	385,588
Kroton Educacional SA	43,600	273,953

		659,541

Hotels, Restaurants & Leisure - 1.1%
Galaxy Entertainment Group Ltd.	40,000	232,241
Melco International Development Ltd.	121,000	281,090
Merlin Entertainments PLC (b)	46,579	264,676
Sands China Ltd.	69,200	361,003
Sodexo	6,069	593,678
Starbucks Corp.	21,030	1,586,924
Whitbread PLC	2,190	147,159
William Hill PLC	31,578	188,710
Yum! Brands, Inc.	2,150	154,757

		3,810,238

Household Durables - 0.1%
PulteGroup, Inc.	27,600	487,416

Internet & Catalog Retail - 0.6%
Just Eat PLC (a)	54,105	258,751
Priceline Group, Inc. (The) (a)	1,650	1,911,657

		2,170,408

Leisure Products - 0.3%
Polaris Industries, Inc.	7,370	1,103,952

Media - 1.9%
Comcast Corp.-Class A	37,580	2,021,052
Discovery Communications, Inc.-Class A (a)	6,760	255,528
Liberty Global PLC-Series C (a)	27,700	1,136,116
Naspers Ltd.-Class N	3,700	405,237
Time Warner, Inc.	6,300	473,823
Twenty-First Century Fox, Inc.-Class A	19,600	672,084
Walt Disney Co. (The)	22,128	1,970,056

		6,933,896

Multiline Retail - 0.7%
B&M European Value Retail SA (a)	139,637	622,525
Dillard’s, Inc.-Class A	3,000	326,940
Dollar General Corp. (a)	10,300	629,433
Macy’s, Inc.	11,100	645,798
Poundland Group PLC (a)	59,110	302,619

		2,527,315

Specialty Retail - 1.9%
Foot Locker, Inc.	12,900	717,885
GameStop Corp.-Class A	17,900	737,480
Gap, Inc. (The)	10,100	421,069

Company	Shares	U.S. $ Value
Home Depot, Inc. (The)	19,330	1,773,334
Kingfisher PLC	23,360	122,170
L’Occitane International SA	3,500	8,025
O’Reilly Automotive, Inc. (a)	4,540	682,634
Office Depot, Inc. (a)	122,700	630,678
Shimamura Co., Ltd.	1,700	156,286
Sports Direct International PLC (a)	51,549	515,080
Ulta Salon Cosmetics & Fragrance, Inc. (a)	9,540	1,127,342
Yamada Denki Co., Ltd.	60,900	177,757

		7,069,740

Textiles, Apparel & Luxury Goods - 1.3%
Cie Financiere Richemont SA	11,400	931,849
Global Brands Group Holding Ltd. (a)	600,000	132,907
Hugo Boss AG	2,416	301,186
Kering	590	118,956
Li & Fung Ltd.	428,000	486,160
Michael Kors Holdings Ltd. (a)	5,590	399,070
NIKE, Inc.-Class B	16,921	1,509,353
Ralph Lauren Corp.	1,720	283,336
Samsonite International SA	100,500	322,926
Titan Co., Ltd.	14,370	94,865

		4,580,608

		34,965,711

Information Technology - 8.8%
Communications Equipment - 0.7%
Brocade Communications Systems, Inc.	64,600	702,202
F5 Networks, Inc. (a)	5,980	710,065
Harris Corp.	10,200	677,280
Cisco Systems, Inc.	12,400	312,108

		2,401,655

Electronic Equipment, Instruments & Components - 0.4%
Arrow Electronics, Inc. (a)	6,200	343,170
Amphenol Corp.-Class A	12,310	1,229,277

		1,572,447

Internet Software & Services - 1.8%
Google, Inc.-Class C (a)	3,660	2,113,138
Alibaba Group Holding Ltd. (ADR) (a)	3,954	351,313
Baidu, Inc. (Sponsored ADR) (a)	1,970	429,913
Facebook, Inc.-Class A (a)	16,780	1,326,291
Google, Inc.-Class A (a)	3,350	1,971,174
Telecity Group PLC (c)	45,783	554,029

		6,745,858

IT Services - 1.2%
Xerox Corp.	67,600	894,348
HCL Technologies Ltd.	1,840	51,082
Booz Allen Hamilton Holding Corp.	8,600	201,240
Tata Consultancy Services Ltd.	4,340	192,110
Cognizant Technology Solutions Corp.-Class A (a)	9,410	421,286
Visa, Inc.-Class A	12,470	2,660,724
Cap Gemini SA	2,270	162,790

		4,583,580

Company	Shares	U.S. $ Value
Semiconductors & Semiconductor Equipment - 1.7%
Linear Technology Corp.	31,020	1,376,978
ASM International NV	4,020	145,972
Novatek Microelectronics Corp.	37,000	182,602
NXP Semiconductor NV (a)	10,890	745,203
Applied Materials, Inc.	29,300	633,173
Advanced Semiconductor Engineering, Inc.	131,000	153,015
Tokyo Electron Ltd.	2,600	169,455
Altera Corp.	11,600	415,048
Intel Corp.	31,800	1,107,276
Samsung Electronics Co., Ltd.	320	358,402
Micron Technology, Inc. (a)	18,800	644,088
Sumco Corp. (c)	20,900	253,438

		6,184,650

Software - 1.4%
ServiceNow, Inc. (a)	7,382	433,914
NetSuite, Inc. (a)	5,020	449,491
Aspen Technology, Inc. (a)	6,730	253,856
ANSYS, Inc. (a)	15,835	1,198,234
Electronic Arts, Inc. (a)	23,200	826,152
Dassault Systemes	4,930	316,697
Microsoft Corp.	34,300	1,590,148

		5,068,492

Technology Hardware, Storage & Peripherals - 1.6%
Catcher Technology Co., Ltd.	27,000	250,067
Casetek Holdings Ltd.	27,000	164,881
Asustek Computer, Inc.	16,000	152,678
Apple, Inc.	35,170	3,543,378
Hewlett-Packard Co.	46,000	1,631,620

		5,742,624

		32,299,306

Health Care - 7.1%
Biotechnology - 1.8%
Actelion Ltd. (REG) (a)	5,070	593,828
Biogen Idec, Inc. (a)	6,668	2,205,841
Gilead Sciences, Inc. (a)	35,020	3,727,879
Grifols SA (ADR)	2,513	88,282

		6,615,830

Health Care Equipment & Supplies - 0.3%
Intuitive Surgical, Inc. (a)	2,550	1,177,641

Health Care Providers & Services - 1.3%
Aetna, Inc.	11,500	931,500
McKesson Corp.	3,070	597,637
UnitedHealth Group, Inc.	19,191	1,655,224
WellPoint, Inc.	11,700	1,399,554

		4,583,915

Company	Shares	U.S. $ Value
Life Sciences Tools & Services - 0.8%
Eurofins Scientific SE	4,849	1,254,592
Mettler-Toledo International, Inc. (a)	1,929	494,075
Quintiles Transnational Holdings, Inc. (a)	21,223	1,183,819

		2,932,486

Pharmaceuticals - 2.9%
Allergan, Inc./United States	15,113	2,692,985
Astellas Pharma, Inc.	23,400	348,510
GlaxoSmithKline PLC	35,530	811,652
Johnson & Johnson	18,000	1,918,620
Merck & Co., Inc.	18,700	1,108,536
Novo Nordisk A/S-Class B	10,470	498,495
Pfizer, Inc.	71,700	2,120,169
Roche Holding AG	3,040	897,721
Sun Pharmaceutical Industries Ltd.	11,420	157,820
Teva Pharmaceutical Industries Ltd.	2,770	149,082

		10,703,590

		26,013,462

Industrials - 6.2%
Aerospace & Defense - 1.1%
Airbus Group NV	11,230	705,922
Boeing Co. (The)	10,010	1,275,074
MTU Aero Engines AG	1,693	144,038
Northrop Grumman Corp.	4,100	540,216
Precision Castparts Corp.	2,434	576,566
Safran SA	6,050	392,244
Thales SA	2,020	107,508
Zodiac Aerospace	9,339	297,808

		4,039,376

Air Freight & Logistics - 0.0%
Royal Mail PLC	20,780	131,649

Airlines - 0.5%
Copa Holdings SA-Class A	9,150	981,703
Delta Air Lines, Inc.	15,200	549,480
Japan Airlines Co., Ltd.	4,000	109,451
Qantas Airways Ltd. (a)	146,540	178,008
Turk Hava Yollari (a)	49,857	141,751

		1,960,393

Building Products - 0.0%
Asahi Glass Co., Ltd.	20,000	108,496

Commercial Services & Supplies - 0.4%
Babcock International Group PLC	45,125	796,265
Edenred	21,060	518,940
Regus PLC	26,718	73,220

		1,388,425

Electrical Equipment - 0.4%
AMETEK, Inc.	25,622	1,286,481

Company	Shares	U.S. $ Value
Industrial Conglomerates - 0.7%
Bidvest Group Ltd. (The)	4,750	120,192
Danaher Corp.	15,679	1,191,290
General Electric Co.	30,300	776,286
Hutchison Whampoa Ltd.	18,000	217,595
Toshiba Corp.	74,000	343,522

		2,648,885

Industrial Warehouse Distribution - 0.4%
Granite Real Estate Investment Trust	9,830	339,430
Hansteen Holdings PLC	68,120	114,298
Japan Logistics Fund, Inc.	57	126,025
Mapletree Industrial Trust	159,000	176,898
Mapletree Logistics Trust	231,389	209,540
Mexico Real Estate Management SA de CV (a)	59,400	104,819
ProLogis, Inc.	2,553	96,248
STAG Industrial, Inc.	19,090	395,354

		1,562,612

Machinery - 1.0%
Caterpillar, Inc.	5,900	584,277
Dover Corp.	7,000	562,310
ITT Corp.	12,100	543,774
JTEKT Corp.	18,600	311,764
Pall Corp.	7,940	664,578
Parker-Hannifin Corp.	1,900	216,885
Wabtec Corp./DE	8,180	662,907

		3,546,495

Marine - 0.1%
AP Moeller-Maersk A/S-Class B	65	153,975
Nippon Yusen KK	97,000	255,749

		409,724

Mixed Office Industrial - 0.1%
Goodman Group	56,240	254,162

Professional Services - 1.2%
Applus Services SA (a)	19,095	251,912
Bureau Veritas SA	37,429	827,217
Capita PLC	66,411	1,250,214
Intertek Group PLC	23,452	993,885
Nielsen NV	19,080	845,816
Teleperformance	1,290	79,784

		4,248,828

Road & Rail - 0.1%
Central Japan Railway Co.	1,900	256,289

Trading Companies & Distributors - 0.2%
Brenntag AG	5,810	284,366
Bunzl PLC	1,180	30,703
Mitsubishi Corp.	12,300	251,907
Rexel SA	6,447	120,396

		687,372

		22,529,187

Company	Shares	U.S. $ Value
Consumer Staples - 4.2%
Beverages - 0.7%
Asahi Group Holdings Ltd.	4,100	118,597
Carlsberg A/S-Class B	2,260	200,716
Diageo PLC	5,410	156,036
Molson Coors Brewing Co.-Class B	1,000	74,440
Monster Beverage Corp. (a)	20,771	1,904,078

		2,453,867

Food & Staples Retailing - 1.4%
Costco Wholesale Corp.	6,650	833,378
CVS Health Corp.	33,700	2,682,183
Koninklijke Ahold NV	26,435	427,603
Kroger Co. (The)	14,100	733,200
Lenta Ltd. (GDR) (a) (b)	6,510	69,462
Olam International Ltd.	179,412	329,531
Sugi Holdings Co., Ltd. (c)	2,100	88,185
Tsuruha Holdings, Inc.	1,800	100,121

		5,263,663

Food Products - 0.5%
Danone SA	1,723	115,382
Keurig Green Mountain, Inc.	4,140	538,738
Mead Johnson Nutrition Co.-Class A	12,330	1,186,393

		1,840,513

Household Products - 0.2%
Henkel AG & Co. KGaA	1,676	156,293
Procter & Gamble Co. (The)	5,000	418,700
Reckitt Benckiser Group PLC	2,780	240,352

		815,345

Personal Products - 0.1%
Estee Lauder Cos., Inc. (The)-Class A	7,590	567,125

Tobacco - 1.3%
British American Tobacco PLC	18,659	1,051,445
Imperial Tobacco Group PLC	8,140	350,476
Japan Tobacco, Inc.	34,100	1,108,094
Philip Morris International, Inc.	25,075	2,091,255

		4,601,270

		15,541,783

Energy - 3.9%
Energy Equipment & Services - 1.2%
Akastor ASA	14,840	59,753
Aker Solutions ASA (a) (b)	14,840	147,828
FMC Technologies, Inc. (a)	15,560	845,064
Halliburton Co.	12,500	806,375
Nabors Industries Ltd.	20,600	468,856
Oceaneering International, Inc.	3,959	258,008
Schlumberger Ltd.	19,544	1,987,429

		4,573,313

Company	Shares	U.S. $ Value
Oil, Gas & Consumable Fuels - 2.7%
BG Group PLC	18,650	344,295
Chesapeake Energy Corp.	7,200	165,528
Chevron Corp.	10,700	1,276,724
China Petroleum & Chemical Corp.-Class H	102,000	89,214
Exxon Mobil Corp.	24,000	2,257,200
Hess Corp.	14,000	1,320,480
JX Holdings, Inc.	96,400	444,477
Murphy Oil Corp.	9,700	552,027
Occidental Petroleum Corp.	15,000	1,442,250
Petroleo Brasileiro SA (Sponsored ADR)	5,930	88,298
Royal Dutch Shell PLC (Euronext Amsterdam)-Class A	10,055	383,826
SM Energy Co.	2,200	171,600
Total SA	9,910	641,713
Valero Energy Corp.	14,400	666,288

		9,843,920

		14,417,233

Equity: Other - 3.4%
Diversified/Specialty - 2.9%
Armada Hoffler Properties, Inc.	15,792	143,391
British Land Co. PLC (The)	49,193	558,999
Buzzi Unicem SpA	12,990	176,601
CA Immobilien Anlagen AG (a)	15,980	318,195
Cheung Kong Holdings Ltd.	21,000	345,178
ClubCorp Holdings, Inc.	19,904	394,696
Cofinimmo SA	2,140	242,453
Country Garden Holdings Co., Ltd.	390,000	147,099
CSR Ltd.	57,960	168,882
East Japan Railway Co.	2,500	187,257
Fibra Uno Administracion SA de CV	63,490	208,852
Folkestone Education Trust	51,780	87,725
Fukuoka REIT Corp. (c)	55	101,552
GPT Group (The)	56,620	191,747
Gramercy Property Trust, Inc.	59,970	345,427
Hemfosa Fastigheter AB (a)	11,100	173,268
Henderson Land Development Co., Ltd.	21,340	138,152
Kennedy Wilson Europe Real Estate PLC	20,500	362,911
Kennedy-Wilson Holdings, Inc.	14,900	357,004
Lend Lease Group	35,160	441,463
Merlin Properties Socimi SA (a)	42,500	539,480
Mitchells & Butlers PLC (a)	28,570	165,378
Mitsubishi Estate Co., Ltd.	30,000	676,119
Mitsui Fudosan Co., Ltd.	19,100	586,149
New World Development Co., Ltd.	78,893	91,906
New York REIT, Inc. (c)	35,780	367,818
Nomura Real Estate Master Fund, Inc.	104	130,553
Orix JREIT, Inc.	208	261,473
Pruksa Real Estate PCL	104,500	110,382
Regal Entertainment Group-Class A	18,080	359,430
Spirit Realty Capital, Inc.	12,361	135,600
Sumitomo Realty & Development Co., Ltd.	12,000	427,530
Sun Hung Kai Properties Ltd.	36,600	519,322
Supalai PCL	195,400	156,682
Swire Properties Ltd.	8,000	24,977
Taiheiyo Cement Corp. (c)	23,000	86,747
TF Administradora Industrial S de RL de CV (a)	71,170	156,801
Top REIT, Inc. (c)	26	113,888
Vornado Realty Trust	1,690	168,932
Wharf Holdings Ltd. (The)	85,000	604,278

		10,774,297

Company	Shares	U.S. $ Value
Health Care - 0.5%
Chartwell Retirement Residences	20,060	196,310
HCP, Inc.	6,510	258,512
LTC Properties, Inc.	8,320	306,925
Medical Properties Trust, Inc.	26,315	322,622
Omega Healthcare Investors, Inc.	11,730	401,049
Ventas, Inc.	3,980	246,561

		1,731,979

		12,506,276

Retail - 2.1%
Diversified/Specialty - 0.0%
Tokyu Fudosan Holdings Corp.	13,700	94,060

Regional Mall - 0.7%
Macerich Co. (The)	3,150	201,064
Pennsylvania Real Estate Investment Trust	20,650	411,761
Simon Property Group, Inc.	7,516	1,235,781
Taubman Centers, Inc.	1,240	90,520
Washington Prime Group, Inc.	25,218	440,811

		2,379,937

Shopping Center/Other Retail - 1.4%
American Realty Capital Properties, Inc.	7,389	89,111
Citycon OYJ	31,860	106,231
DDR Corp.	19,380	324,227
Federation Centres	127,660	288,002
Hammerson PLC	22,530	209,157
Harvey Norman Holdings Ltd. (c)	33,080	105,030
Japan Retail Fund Investment Corp.	103	207,617
Kite Realty Group Trust	15,691	380,350
Klepierre	9,553	417,867
Link REIT (The)	19,268	111,313
Ramco-Gershenson Properties Trust	24,570	399,262
Regency Centers Corp.	3,050	164,181
Retail Opportunity Investments Corp.	26,370	387,639
RioCan Real Estate Investment Trust (Toronto)	4,973	113,984
Scentre Group (a)	195,569	562,692
Unibail-Rodamco SE	2,669	686,354
Vastned Retail NV	5,794	265,208
Weingarten Realty Investors	3,450	108,675
Westfield Corp.	36,900	240,443

		5,167,343

		7,641,340

Materials - 1.8%
Chemicals - 1.5%
Arkema SA	3,113	208,600
BASF SE	1,060	96,690
CF Industries Holdings, Inc.	425	118,669
Chr Hansen Holding A/S	7,710	297,632
Denki Kagaku Kogyo KK	45,000	147,523
Eastman Chemical Co.	6,400	517,696

Company	Shares	U.S. $ Value
Essentra PLC	68,184	878,719
IMCD Group NV (a)	2,670	76,653
Incitec Pivot Ltd.	51,451	121,878
JSR Corp.	22,300	389,176
Koninklijke DSM NV	4,698	289,672
LyondellBasell Industries NV-Class A	7,300	793,218
Mitsubishi Gas Chemical Co., Inc.	34,000	216,775
Monsanto Co.	9,809	1,103,611
Potash Corp. of Saskatchewan, Inc.	8,870	306,547

		5,563,059

Metals & Mining - 0.2%
Alcoa, Inc.	8,700	139,983
Dowa Holdings Co., Ltd.	12,000	99,996
MMC Norilsk Nickel OJSC (ADR)	5,580	104,067
Rio Tinto PLC	8,230	403,269

		747,315

Paper & Forest Products - 0.1%
Mondi PLC	12,100	197,333

		6,507,707

Residential - 1.5%
Multi-Family - 1.3%
Associated Estates Realty Corp.	32,340	566,273
Brookfield Residential Properties, Inc. (a)	9,051	170,973
China Vanke Co., Ltd.-Class H (a) (c)	152,060	265,794
CIFI Holdings Group Co., Ltd.	640,000	119,485
Comforia Residential REIT, Inc. (c)	63	117,188
Equity Residential	3,890	239,546
Essex Property Trust, Inc.	505	90,269
Even Construtora e Incorporadora SA	32,100	71,472
GAGFAH SA (a)	23,283	432,825
Irish Residential Properties REIT PLC (a)	81,000	112,538
Kaisa Group Holdings Ltd. (c)	228,017	87,178
Kenedix Residential Investment Corp.	52	132,952
KWG Property Holding Ltd.	239,000	168,044
LEG Immobilien AG (a)	4,789	331,060
Meritage Homes Corp. (a)	8,370	297,135
Mid-America Apartment Communities, Inc.	6,780	445,107
Stockland	121,699	420,447
Sun Communities, Inc.	6,501	328,300
Taylor Wimpey PLC	105,010	191,048
Wing Tai Holdings Ltd.	125,000	172,783

		4,760,417

Self Storage - 0.1%
Public Storage	1,270	210,617
Safestore Holdings PLC	53,910	187,028

		397,645

Single Family - 0.1%
Fortune Brands Home & Security, Inc.	8,060	331,346

		5,489,408

Company	Shares	U.S. $ Value
Office - 1.4%
Office - 1.4%
Allied Properties Real Estate Investment Trust	7,776	237,318
Boston Properties, Inc.	1,624	187,994
Columbia Property Trust, Inc.	15,490	369,746
Cominar Real Estate Investment Trust	15,513	261,794
Cousins Properties, Inc.	34,692	414,569
Dream Office Real Estate Investment Trust	7,896	197,127
Fabege AB	15,130	192,150
Hongkong Land Holdings Ltd.	70,000	475,771
Investa Office Fund	50,000	146,561
Japan Excellent, Inc.	235	301,889
Japan Prime Realty Investment Corp.	75	270,163
Japan Real Estate Investment Corp.	57	293,168
Kenedix Office Investment Corp.-Class A	53	284,579
Kilroy Realty Corp.	2,500	148,600
NTT Urban Development Corp. (c)	11,000	115,652
Parkway Properties, Inc./MD	20,458	384,201
SL Green Realty Corp.	6,118	619,876
Workspace Group PLC	22,440	230,095

		5,131,253

Utilities - 1.3%
Electric Utilities - 0.7%
American Electric Power Co., Inc.	10,800	563,868
Edison International	16,900	945,048
EDP-Energias de Portugal SA	71,150	310,260
Electricite de France SA	5,740	188,311
Enel SpA	40,691	215,260
Light SA	11,100	93,779

		2,316,526

Gas Utilities - 0.2%
Atmos Energy Corp.	1,800	85,860
UGI Corp.	20,700	705,663

		791,523

Independent Power Producers & Energy Traders - 0.3%
APR Energy PLC	29,787	260,632
Calpine Corp. (a)	28,800	624,960
NRG Energy, Inc.	10,400	316,992

		1,202,584

Multi-Utilities - 0.1%
CenterPoint Energy, Inc.	19,800	484,506

		4,795,139

Telecommunication Services - 1.3%
Diversified Telecommunication Services - 0.9%
AT&T, Inc.	39,900	1,406,076
Bezeq The Israeli Telecommunication Corp., Ltd.	63,518	109,646
Hellenic Telecommunications Organization SA (a)	6,960	91,383
Nippon Telegraph & Telephone Corp.	6,700	415,496
Orange SA	38,820	579,296
Telenor ASA	6,620	145,292
Vivendi SA (a)	9,554	230,708
Ziggo NV (a)	3,940	184,515

		3,162,412

Company	Shares	U.S. $ Value
Wireless Telecommunication Services - 0.4%
China Mobile Ltd.	17,000	198,721
Turkcell Iletisim Hizmetleri AS (a)	21,330	111,504
Vodafone Group PLC	178,083	586,823
Vodafone Group PLC (Sponsored ADR)	16,900	555,841

		1,452,889

		4,615,301

Lodging - 0.9%
Lodging - 0.9%
Ashford Hospitality Prime, Inc.	23,254	354,158
Ashford Hospitality Trust, Inc.	35,531	363,127
Chatham Lodging Trust	16,699	385,413
DiamondRock Hospitality Co.	33,700	427,316
FelCor Lodging Trust, Inc.	29,690	277,898
Hersha Hospitality Trust	61,740	393,284
Intrawest Resorts Holdings, Inc. (a)	8,400	81,228
Japan Hotel REIT Investment Corp.	252	153,535
Pebblebrook Hotel Trust	4,420	165,043
Starwood Hotels & Resorts Worldwide, Inc.	4,500	374,445
Wyndham Worldwide Corp.	2,420	196,649

		3,172,096

Financial: Other - 0.1%
Financial: Other - 0.1%
HFF, Inc.-Class A	9,620	278,499

Mortgage - 0.1%
Mortgage - 0.1%
Altisource Residential Corp.	11,220	269,280

Total Common Stocks (cost $190,938,111)		232,568,692

	Principal Amount (000)
CORPORATES-INVESTMENT GRADES - 8.5%
Industrial - 5.0%
Basic - 0.5%
Barrick Gold Corp.
4.10%, 5/01/23	45	43,240
Basell Finance Co. BV
8.10%, 3/15/27 (b)	145	192,891
Cia Minera Milpo SAA
4.625%, 3/28/23 (b)	240	236,096
Dow Chemical Co. (The)
4.125%, 11/15/21	165	173,378
Glencore Funding LLC
4.125%, 5/30/23 (b)	126	124,703
International Paper Co.
3.65%, 6/15/24	48	46,572

Company	Principal Amount (000)	U.S. $ Value
LyondellBasell Industries NV
5.75%, 4/15/24	435	505,030
Minsur SA
6.25%, 2/07/24 (b)	333	364,117
Sociedad Quimica y Minera de Chile SA
3.625%, 4/03/23 (b)	237	223,568
Vale SA
5.625%, 9/11/42	116	113,497

		2,023,092

Capital Goods - 0.2%
Odebrecht Finance Ltd.
5.25%, 6/27/29 (b)	217	209,948
Owens Corning
6.50%, 12/01/16 (d)	178	196,093
Republic Services, Inc.
3.80%, 5/15/18	17	18,061
Yamana Gold, Inc.
4.95%, 7/15/24 (b)	277	275,744

		699,846

Communications - Media - 1.0%
21st Century Fox America, Inc.
3.00%, 9/15/22	400	388,584
6.15%, 2/15/41	130	154,243
CBS Corp.
5.75%, 4/15/20	250	284,952
Comcast Corp.
5.15%, 3/01/20	451	511,178
DirecTV Holdings LLC/DirecTV Financing Co., Inc.
3.80%, 3/15/22	75	76,228
4.45%, 4/01/24	107	111,436
5.20%, 3/15/20	30	33,598
Globo Comunicacao e Participacoes SA
5.307%, 5/11/22 (b) (e)	221	233,265
NBCUniversal Enterprise, Inc.
5.25%, 3/19/21 (b) (f)	233	242,320
Omnicom Group, Inc.
3.625%, 5/01/22	165	167,428
Reed Elsevier Capital, Inc.
8.625%, 1/15/19	435	542,203
Time Warner Cable, Inc.
4.125%, 2/15/21	165	174,622
Time Warner, Inc.
4.70%, 1/15/21	123	134,610
7.625%, 4/15/31	110	148,475
Viacom, Inc.
3.875%, 4/01/24	110	109,543
5.625%, 9/15/19	83	94,444
WPP Finance 2010
4.75%, 11/21/21	77	84,002

		3,491,131

Company	Principal Amount (000)		U.S. $ Value
Communications - Telecommunications - 0.4%
American Tower Corp.
5.05%, 9/01/20		380	412,083
Deutsche Telekom International Finance BV
4.875%, 3/06/42 (b)		490	506,650
Rogers Communications, Inc.
4.00%, 6/06/22	CAD	46	42,632
Telefonica Emisiones SAU
5.462%, 2/16/21	U.S.$	185	206,026
Verizon Communications, Inc.
6.55%, 9/15/43		297	371,069

			1,538,460

Consumer Cyclical - Automotive - 0.4%
Ford Motor Credit Co. LLC
5.875%, 8/02/21		915	1,052,089
Harley-Davidson Funding Corp.
5.75%, 12/15/14 (b)		341	344,613

			1,396,702

Consumer Cyclical - Retailers - 0.1%
Macy’s Retail Holdings, Inc.
3.875%, 1/15/22		201	209,383

Consumer Non - Cyclical - 0.3%
Actavis Funding SCS
3.85%, 6/15/24 (b)		89	86,274
Bunge Ltd. Finance Corp.
5.10%, 7/15/15		69	71,333
8.50%, 6/15/19		153	190,008
Grupo Bimbo SAB de CV
3.875%, 6/27/24 (b)		339	334,576
Reynolds American, Inc.
3.25%, 11/01/22		220	212,274
Thermo Fisher Scientific, Inc.
4.15%, 2/01/24		121	125,279
Tyson Foods, Inc.
2.65%, 8/15/19		64	64,120
3.95%, 8/15/24		206	206,360

			1,290,224

Energy - 1.4%
Diamond Offshore Drilling, Inc.
4.875%, 11/01/43		111	102,891
Encana Corp.
3.90%, 11/15/21		140	144,497
Energy Transfer Partners LP
7.50%, 7/01/38		248	315,853
Enterprise Products Operating LLC
5.20%, 9/01/20		185	207,733
Hess Corp.
7.875%, 10/01/29		39	52,943
Kinder Morgan Energy Partners LP
2.65%, 2/01/19		302	301,101
3.95%, 9/01/22		424	420,921

Company	Principal Amount (000)	U.S. $ Value
6.85%, 2/15/20	330	387,030
Marathon Petroleum Corp.
5.125%, 3/01/21	163	181,574
Nabors Industries, Inc.
5.10%, 9/15/23	180	195,013
Noble Energy, Inc.
8.25%, 3/01/19	374	462,432
Noble Holding International Ltd.
3.95%, 3/15/22	270	262,971
4.90%, 8/01/20	36	38,094
Reliance Holding USA, Inc.
5.40%, 2/14/22 (b)	315	344,333
Sunoco Logistics Partners Operations LP
5.30%, 4/01/44	295	300,989
TransCanada PipeLines Ltd.
6.35%, 5/15/67	120	123,900
Transocean, Inc.
6.375%, 12/15/21	2	2,127
6.50%, 11/15/20	300	318,771
Valero Energy Corp.
6.125%, 2/01/20	175	202,945
Weatherford International Ltd./Bermuda
9.625%, 3/01/19	285	365,887
Williams Partners LP
5.25%, 3/15/20	298	330,909

		5,062,914

Technology - 0.4%
Agilent Technologies, Inc.
5.00%, 7/15/20	71	77,222
Hewlett-Packard Co.
4.65%, 12/09/21	114	123,480
Motorola Solutions, Inc.
3.50%, 3/01/23	300	290,039
7.50%, 5/15/25	35	44,078
Seagate HDD Cayman
4.75%, 1/01/25 (b)	127	126,365
Telefonaktiebolaget LM Ericsson
4.125%, 5/15/22	108	112,712
Tencent Holdings Ltd.
3.375%, 5/02/19 (b)	335	338,621
Total System Services, Inc.
2.375%, 6/01/18	141	140,009
3.75%, 6/01/23	139	136,147

		1,388,673

Transportation - Airlines - 0.1%
Southwest Airlines Co.
5.25%, 10/01/14	307	307,000
5.75%, 12/15/16	155	169,412

		476,412

Transportation - Services - 0.2%
Asciano Finance Ltd.
3.125%, 9/23/15 (b)	237	241,368
5.00%, 4/07/18 (b)	230	247,784

Company	Principal Amount (000)		U.S. $ Value
Ryder System, Inc.
5.85%, 11/01/16		127	138,807
7.20%, 9/01/15		127	134,589

			762,548

			18,339,385

Financial Institutions - 3.0%
Banking - 2.0%
Bank of America Corp.
4.20%, 8/26/24		174	172,496
Barclays Bank PLC
6.625%, 3/30/22 (b)	EUR	160	253,191
BPCE SA
5.70%, 10/22/23 (b)	U.S.$	262	278,692
Compass Bank
5.50%, 4/01/20		314	341,527
Countrywide Financial Corp.
6.25%, 5/15/16		92	99,164
Credit Suisse AG
6.50%, 8/08/23 (b)		267	290,399
Goldman Sachs Group, Inc. (The)
3.85%, 7/08/24		365	362,846
5.75%, 1/24/22		335	380,954
Series D
6.00%, 6/15/20		440	505,485
ING Bank NV
2.00%, 9/25/15 (b)		480	486,317
Macquarie Bank Ltd.
5.00%, 2/22/17 (b)		90	96,988
Macquarie Group Ltd.
4.875%, 8/10/17 (b)		194	209,190
Morgan Stanley
5.625%, 9/23/19		168	189,113
Series G
5.50%, 7/24/20		189	212,634
Murray Street Investment Trust I
4.647%, 3/09/17		44	47,096
National Capital Trust II Delaware
5.486%, 3/23/15 (b) (f)		91	91,965
Nationwide Building Society
6.25%, 2/25/20 (b)		465	542,814
Nordea Bank AB
6.125%, 9/23/24 (b) (f)		200	196,000
PNC Bank NA
3.80%, 7/25/23		685	703,557
Rabobank Capital Funding Trust III
5.254%, 10/21/16 (b) (f)		190	199,500
Standard Chartered PLC
4.00%, 7/12/22 (b)		470	482,497
Turkiye Garanti Bankasi AS
4.75%, 10/17/19 (b)		336	338,094
UBS AG/Stamford CT
7.625%, 8/17/22		380	441,467
Wells Fargo Bank NA
6.18%, 2/15/36		250	309,059

			7,231,045

Company	Principal Amount (000)	U.S. $ Value
Brokerage – 0.1%
Nomura Holdings, Inc.
2.00%, 9/13/16	468	472,621

Finance - 0.1%
Aviation Capital Group Corp.
7.125%, 10/15/20 (b)	173	200,502

Insurance - 0.5%
Allied World Assurance Co. Holdings Ltd.
7.50%, 8/01/16	160	177,362
American International Group, Inc.
4.875%, 6/01/22	155	170,488
6.40%, 12/15/20	300	356,915
Hartford Financial Services Group, Inc. (The)
4.00%, 3/30/15	95	96,682
5.125%, 4/15/22	180	200,762
5.50%, 3/30/20	242	273,234
Humana, Inc.
6.45%, 6/01/16	40	43,542
Lincoln National Corp.
8.75%, 7/01/19	98	124,838
MetLife, Inc.
10.75%, 8/01/39	70	113,050
Prudential Financial, Inc.
5.625%, 6/15/43	200	208,440
XLIT Ltd.
6.375%, 11/15/24	157	186,932

		1,952,245

Other Finance - 0.1%
ORIX Corp.
4.71%, 4/27/15	336	344,475

REITS - 0.2%
Health Care REIT, Inc.
5.25%, 1/15/22	300	331,899
Trust F/1401
5.25%, 12/15/24 (b)	270	280,800

		612,699

		10,813,587

Non Corporate Sectors - 0.3%
ABS - Other - 0.1%
Rio Oil Finance Trust
Series 2014-1
6.25%, 7/06/24 (b)	269	276,929

Agencies - Not Government Guaranteed - 0.2%
CNOOC Finance 2013 Ltd.
3.00%, 5/09/23	286	265,757
OCP SA
5.625%, 4/25/24 (b)	335	348,467

		614,224

		891,153

Company	Principal Amount (000)	U.S. $ Value
Utility - 0.2%
Electric - 0.1%
CMS Energy Corp.
5.05%, 3/15/22	155	173,196
Constellation Energy Group, Inc.
5.15%, 12/01/20	89	98,537
Pacific Gas & Electric Co.
6.05%, 3/01/34	38	46,840

		318,573

Natural Gas - 0.1%
Talent Yield Investments Ltd.
4.50%, 4/25/22 (b)	490	505,631

		824,204

Total Corporates - Investment Grades (cost $29,224,914)		30,868,329

GOVERNMENTS - TREASURIES - 6.7%
United States - 6.7%
U.S. Treasury Bonds
2.75%, 8/15/42	280	256,550
3.125%, 2/15/43-8/15/44	1,185	1,166,595
3.375%, 5/15/44	601	620,326
3.625%, 8/15/43-2/15/44	1,833	1,981,160
4.50%, 2/15/36	223	275,231
4.625%, 2/15/40	3,320	4,204,986
5.375%, 2/15/31	891	1,179,322
U.S. Treasury Notes
1.25%, 10/31/18	1,115	1,101,062
1.50%, 1/31/19	288	286,200
1.625%, 3/31/19-8/31/19	822	817,474
1.75%, 9/30/19	1,066	1,064,385
2.00%, 11/15/21	645	634,972
2.375%, 8/15/24	2,371	2,343,586
2.50%, 8/15/23-5/15/24	6,943	6,948,660
2.75%, 2/15/24	1,597	1,634,760

Total Governments - Treasuries (cost $23,657,805)		24,515,269

MORTGAGE PASS - THROUGHS - 5.9%
Agency Fixed Rate 30-Year - 5.5%
Federal Home Loan Mortgage Corp. Gold
Series 2005
5.50%, 1/01/35	385	432,243
Series 2007
5.50%, 7/01/35	40	44,884
Federal National Mortgage Association
3.00%, 11/01/42-8/01/43	2,608	2,575,718
3.50%, 11/01/44, TBA	4,807	4,899,009

Company	Principal Amount (000)	U.S. $ Value
3.50%, 11/01/44, TBA	1,294	1,333,831
4.00%, 11/25/44, TBA	4,670	4,906,830
4.50%, 8/01/40-4/01/44	1,253	1,356,477
4.50%, 10/25/44, TBA	2,183	2,355,252
5.00%, 12/01/39	261	288,101
Series 2004
5.50%, 2/01/34-11/01/34	146	163,647
Series 2007
5.50%, 1/01/37-8/01/37	536	600,780
Series 2008
5.50%, 8/01/37	231	258,916
Series 2012
3.00%, 11/01/42	631	623,368
Series 2014
4.50%, 2/01/44	111	120,160

		19,959,216

Agency Fixed Rate 15-Year - 0.4%
Federal National Mortgage Association
3.00%, 10/01/29, TBA	1,645	1,694,350

Total Mortgage Pass-Throughs
(cost $21,406,444)		21,653,566

ASSET-BACKED SECURITIES - 4.7%
Autos - Fixed Rate - 2.9%
Ally Master Owner Trust
Series 2013-1, Class A2
1.00%, 2/15/18	390	390,936
Series 2014-1, Class A2
1.29%, 1/15/19	336	335,621
AmeriCredit Automobile Receivables Trust
Series 2011-3, Class D
4.04%, 7/10/17	320	329,324
Series 2013-1, Class A2
0.49%, 6/08/16	14	14,098
Series 2013-3, Class A3
0.92%, 4/09/18	670	670,286
Series 2013-4, Class A3
0.96%, 4/09/18	275	275,517
Series 2013-5, Class A2A
0.65%, 3/08/17	123	122,616
Series 2014-1, Class A3
0.90%, 2/08/19	310	308,616
ARI Fleet Lease Trust
Series 2014-A, Class A2
0.81%, 11/15/22 (b)	149	148,588
Avis Budget Rental Car Funding AESOP LLC
Series 2014-1A, Class A
2.46%, 7/20/20 (b)	705	702,068
California Republic Auto Receivables Trust
Series 2014-2, Class A4
1.57%, 12/16/19	203	201,753
Capital Auto Receivables Asset Trust
Series 2013-3, Class A2
1.04%, 11/21/16	570	572,006

Company	Principal Amount (000)		U.S. $ Value
Series 2014-1, Class B
2.22%, 1/22/19		80	80,477
Carfinance Capital Auto Trust
Series 2013-1A, Class A
1.65%, 7/17/17 (b)		111	111,247
Chrysler Capital Auto Receivables Trust
Series 2014-BA, Class A2
0.69%, 9/15/17 (b)		464	463,986
CPS Auto Receivables Trust
Series 2013-B, Class A
1.82%, 9/15/20 (b)		214	214,144
Series 2014-B, Class A
1.11%, 11/15/18 (b)		175	174,159
Enterprise Fleet Financing LLC
Series 2014-1, Class A2
0.87%, 9/20/19 (b)		215	214,826
Series 2014-2, Class A2
1.05%, 3/20/20 (b)		270	269,538
Exeter Automobile Receivables Trust
Series 2012-2A, Class A
1.30%, 6/15/17 (b)		78	78,370
Series 2013-1A, Class A
1.29%, 10/16/17 (b)		98	98,071
Series 2014-1A, Class A
1.29%, 5/15/18 (b)		121	121,158
Series 2014-2A, Class A
1.06%, 8/15/18 (b)		116	115,711
Flagship Credit Auto Trust
Series 2013-1, Class A
1.32%, 4/16/18 (b)		98	97,811
Ford Auto Securitization Trust
Series 2013-R1A, Class A2
1.676%, 9/15/16 (b)	CAD	208	186,142
Series 2013-R4A, Class A1
1.487%, 8/15/15 (b)		28	25,167
Series 2014-R2A, Class A1
1.353%, 3/15/16 (b)		138	123,357
Ford Credit Auto Lease Trust
Series 2014-B, Class A3
0.89%, 9/15/17	U.S.$	244	243,746
Ford Credit Auto Owner Trust
Series 2012-D, Class B
1.01%, 5/15/18		155	153,950
Series 2014-B, Class A2
0.47%, 3/15/17		377	376,964
Ford Credit Floorplan Master Owner Trust
Series 2013-1, Class A1
0.85%, 1/15/18		279	279,510
Series 2014-1, Class A1
1.20%, 2/15/19		322	321,151
Harley-Davidson Motorcycle Trust
Series 2014-1, Class A3
1.10%, 9/15/19		270	269,521

Company	Principal Amount (000)		U.S. $ Value
Hertz Vehicle Financing LLC
Series 2013-1A, Class A1
1.12%, 8/25/17 (b)		345	344,532
Huntington Auto Trust
Series 2011-1A, Class A3
1.01%, 1/15/16 (b)		9	8,577
Hyundai Auto Receivables Trust
Series 2012-B, Class C
1.95%, 10/15/18		140	142,488
Mercedes-Benz Master Owner Trust
Series 2012-AA, Class A
0.79%, 11/15/17 (b)		714	714,992
Santander Drive Auto Receivables Trust
Series 2013-4, Class A3
1.11%, 12/15/17		540	541,487
Series 2013-5, Class A2A
0.64%, 4/17/17		123	122,594
Series 2014-2, Class A3
0.80%, 4/16/18		335	334,624
Volkswagen Auto Loan Enhanced Trust
Series 2014-1, Class A3
0.91%, 10/22/18		249	248,332

			10,548,061

Credit Cards - Floating Rate - 0.5%
Barclays Dryrock Issuance Trust
Series 2014-2, Class A
0.494%, 3/16/20 (d)		337	337,011
Cabela’s Master Credit Card Trust
Series 2012-1A, Class A2
0.684%, 2/18/20 (b)(d)		325	327,421
First National Master Note Trust
Series 2013-2, Class A
0.684%, 10/15/19 (d)		346	347,253
Gracechurch Card Funding PLC
Series 2012-1A, Class A1
0.854%, 2/15/17 (b)(d)		490	490,932
World Financial Network Credit Card Master Trust
Series 2014-A, Class A
0.534%, 12/15/19 (d)		295	295,540

			1,798,157

Other ABS - Fixed Rate - 0.4%
CIT Equipment Collateral
Series 2012-VT1, Class A3
1.10%, 8/22/16 (b)		2	2,003
Series 2013-VT1, Class A3
1.13%, 7/20/20 (b)		466	467,660
CNH Capital Canada Receivables Trust
Series 2014-1A, Class A1
1.388%, 3/15/17 (b)	CAD	227	202,547
CNH Equipment Trust
Series 2012-A, Class A3
0.94%, 5/15/17	U.S.$	105	105,287

Company	Principal Amount (000)	U.S. $ Value
Series 2013-D, Class A2
0.49%, 3/15/17	365	364,582
Series 2014-B, Class A4
1.61%, 5/17/21	210	208,686
GE Equipment Small Ticket LLC
Series 2014-1A, Class A2
0.59%, 8/24/16 (b)	307	307,168

		1,657,933

Credit Cards - Fixed Rate - 0.4%
American Express Credit Account Master Trust
Series 2014-2, Class A
1.26%, 1/15/20	141	140,499
Barclays Dryrock Issuance Trust
Series 2014-3, Class A
2.41%, 7/15/22	326	325,920
Chase Issuance Trust
Series 2014-A1, Class A1
1.15%, 1/15/19	270	269,830
World Financial Network Credit Card Master Trust
Series 2012-B, Class A
1.76%, 5/17/21	310	311,221
Series 2013-A, Class A
1.61%, 12/15/21	246	243,877
Series 2014-B, Class A
0.61%, 7/15/19	138	137,975

		1,429,322

Autos - Floating Rate - 0.3%
Ally Master Owner Trust
Series 2014-2, Class A
0.524%, 1/16/18 (d)	630	630,473
Hertz Fleet Lease Funding LP
Series 2013-3, Class A
0.704%, 12/10/27 (b)(d)	330	330,644

		961,117

Other ABS - Floating Rate - 0.1%
GE Dealer Floorplan Master Note Trust
Series 2014-1, Class A
0.534%, 7/20/19 (d)	407	407,165

Home Equity Loans - Floating Rate - 0.1%
GSAA Trust
Series 2006-5, Class 2A3
0.425%, 3/25/36 (d)	389	270,668
Residential Asset Securities Corp. Trust
Series 2003-KS3, Class A2
0.755%, 5/25/33 (d)	1	869

		271,537

Company	Principal Amount (000)	U.S. $ Value
Home Equity Loans - Fixed Rate - 0.0%
Credit-Based Asset Servicing and Securitization LLC
Series 2003-CB1, Class AF
3.95%, 1/25/33	82	81,263

Total Asset-Backed Securities
(cost $17,173,767)		17,154,555

COMMERCIAL MORTGAGE-BACKED SECURITIES - 3.2%
Non-Agency Fixed Rate CMBS - 2.7%
Banc of America Commercial Mortgage Trust
Series 2007-4, Class A1A
5.774%, 2/10/51	555	609,820
Series 2007-5, Class AM
5.772%, 2/10/51	150	160,142
BHMS Mortgage Trust
Series 2014-ATLS, Class AFX
3.601%, 7/05/33 (b)	335	333,070
CGRBS Commercial Mortgage Trust
Series 2013-VN05, Class A
3.369%, 3/13/35 (b)	495	496,302
Citigroup Commercial Mortgage Trust
Series 2006-C4, Class A1A
5.974%, 3/15/49	262	277,082
COBALT CMBS Commercial Mortgage Trust
Series 2007-C3, Class A4
5.97%, 5/15/46	281	308,048
Commercial Mortgage Loan Trust
Series 2008-LS1, Class A1A
6.241%, 12/10/49	1,016	1,123,094
Commercial Mortgage Pass-Through Certificates
Series 2013-SFS, Class A1
1.873%, 4/12/35 (b)	221	215,064
Credit Suisse First Boston Mortgage Securities Corp.
Series 2005-C1, Class A4
5.014%, 2/15/38	155	154,896
Extended Stay America Trust
Series 2013-ESH7, Class A17
2.295%, 12/05/31 (b)	330	321,626
GS Mortgage Securities Corp. II
Series 2013-KING, Class A
2.706%, 12/10/27 (b)	496	499,656
GS Mortgage Securities Trust
Series 2013-G1, Class A2
3.557%, 4/10/31 (b)	276	269,843
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2004-LN2, Class A1A
4.838%, 7/15/41(b)	125	124,502
Series 2005-CB11, Class A4
5.335%, 8/12/37	147	148,507
Series 2007-CB19, Class AM
5.892%, 2/12/49	175	187,773

Company	Principal Amount (000)	U.S. $ Value
Series 2007-LD12, Class AM
6.197%, 2/15/51	280	308,376
Series 2007-LDPX, Class A1A
5.439%, 1/15/49	593	643,358
Series 2008-C2, Class A1A
5.998%, 2/12/51	271	298,657
Series 2010-C2, Class A1
2.749%, 11/15/43 (b)	277	281,637
LB-UBS Commercial Mortgage Trust
Series 2006-C1, Class A4
5.156%, 2/15/31	620	642,461
LSTAR Commercial Mortgage Trust
Series 2014-2, Class A2
2.767%, 1/20/41 (b)	188	188,340
Merrill Lynch Mortgage Trust
Series 2006-C2, Class A1A
5.739%, 8/12/43	318	340,916
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2006-4, Class A1A
5.166%, 12/12/49	595	634,579
Motel 6 Trust
Series 2012-MTL6, Class A2
1.948%, 10/05/25 (b)	480	479,754
UBS-Barclays Commercial Mortgage Trust
Series 2012-C3, Class A4
3.091%, 8/10/49	86	84,956
Series 2012-C4, Class A5
2.85%, 12/10/45	168	163,137
WF-RBS Commercial Mortgage Trust
Series 2013-C14, Class A5
3.337%, 6/15/46	456	457,641
Series 2014-C20, Class A2
3.036%, 5/15/47	206	212,051

		9,965,288

Non-Agency Floating Rate CMBS - 0.5%
Commercial Mortgage Pass Through Certificates
Series 2014-KYO, Class A
1.054%, 6/11/27 (b)(d)	208	208,596
Commercial Mortgage Pass-Through Certificates
Series 2014-SAVA, Class A
1.304%, 6/15/34 (b)(d)	191	191,299
Extended Stay America Trust
Series 2013-ESFL, Class A2FL
0.856%, 12/05/31 (b)(d)	250	249,948
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2014-INN, Class A
1.074%, 6/15/29 (b)(d)	339	338,787
PFP III Ltd.
Series 2014-1, Class A
1.324%, 6/14/31 (b)(d)	470	470,517

Company	Principal Amount (000)		U.S. $ Value
Resource Capital Corp., Ltd.
Series 2014-CRE2, Class A
1.204%, 4/15/32 (b)(d)		157	157,000

			1,616,147

Total Commercial Mortgage-Backed Securities (cost $11,747,917)			11,581,435

CORPORATES - NON-INVESTMENT GRADES - 1.5%
Financial Institutions – 0.9%
Banking – 0.9%
ABN AMRO Bank NV
4.31%, 3/10/16 (f)	EUR	90	115,380
Bank of Ireland
2.063%, 9/22/15 (d)	CAD	185	158,991
Barclays Bank PLC
6.86%, 6/15/32 (b)(f)	U.S.$	44	48,785
7.625%, 11/21/22		239	256,835
7.75%, 4/10/23		305	330,162
BNP Paribas SA
5.186%, 6/29/15 (b)(f)		128	129,280
Credit Agricole SA
7.875%, 1/23/24 (b)(f)		205	207,050
Danske Bank A/S
5.684%, 2/15/17 (f)	GBP	182	306,114
HBOS Capital Funding LP
4.939%, 5/23/16 (f)	EUR	298	375,685
Intesa Sanpaolo SpA
5.017%, 6/26/24 (b)	U.S.$	339	330,300
LBG Capital No.1 PLC
8.00%, 6/15/20 (b)(f)		94	101,539
Royal Bank of Scotland PLC (The)
9.50%, 3/16/22 (b)		215	245,100
Skandinaviska Enskilda Banken AB
5.471%, 3/23/15 (b)(f)		185	186,850
Societe Generale SA
4.196%, 1/26/15(f)	EUR	102	129,021
5.922%, 4/05/17 (b)(f)	U.S.$	100	105,500
Unicredit Luxembourg Finance SA
6.00%, 10/31/17 (b)		230	246,592

			3,273,184

Finance - 0.0%
International Lease Finance Corp.
5.875%, 4/01/19		93	99,045

			3,372,229

Industrial - 0.5%
Basic – 0.0%
Novelis, Inc./GA
8.375%, 12/15/17		29	30,160

Company	Principal Amount (000)		U.S. $ Value
Communications - Media - 0.0%
Univision Communications, Inc.
6.875%, 5/15/19 (b)		102	106,335

Communications - Telecommunications - 0.1%
Sprint Corp.
7.875%, 9/15/23 (b)		205	217,300
Telecom Italia Capital SA
6.00%, 9/30/34		65	63,619

			280,919

Consumer Cyclical - Automotive - 0.1%
General Motors Co.
3.50%, 10/02/18		130	132,113
Goodyear Tire & Rubber Co. (The)
8.25%, 8/15/20		60	64,200

			196,313

Consumer Cyclical - Other - 0.1%
KB Home
4.75%, 5/15/19		107	104,057
MCE Finance Ltd.
5.00%, 2/15/21 (b)		210	201,600

			305,657

Consumer Non-Cyclical - 0.0%
CHS/Community Health Systems, Inc.
5.125%, 8/15/18		56	57,540

Energy - 0.1%
Access Midstream Partners LP/ACMP Finance Corp.
4.875%, 3/15/24		129	131,902
California Resources Corp.
5.50%, 9/15/21 (b)		89	90,335
Cimarex Energy Co.
4.375%, 6/01/24		97	97,728
Paragon Offshore PLC
6.75%, 7/15/22 (b)		18	15,210
7.25%, 8/15/24 (b)		116	98,020
SM Energy Co.
6.50%, 1/01/23		14	14,560

			447,755

Services - 0.0%
Sabre GLBL, Inc.
8.50%, 5/15/19 (b)		118	126,260

Technology - 0.1%
Numericable Group SA
5.375%, 5/15/22 (b)	EUR	195	254,501

Transportation - Services - 0.0%
Hertz Corp. (The)
6.75%, 4/15/19	U.S.$	16	16,500

			1,821,940

Company	Principal Amount (000)	U.S. $ Value
Utility - 0.1%
Electric - 0.1%
AES Corp./VA
7.375%, 7/01/21	119	133,280
NRG Energy, Inc.
6.25%, 5/01/24 (b)	92	92,230

		225,510

Total Corporates - Non-Investment Grades (cost $5,260,060)		5,419,679

INFLATION-LINKED SECURITIES - 1.1%
U.S. Treasury Inflation Index 0.125%, 4/15/19 (TIPS) (cost $4,249,904)	4,155	4,164,666

COLLATERALIZED MORTGAGE OBLIGATIONS - 0.9%
Non-Agency Fixed Rate - 0.4%
Alternative Loan Trust
Series 2006-24CB, Class A16
5.75%, 6/25/36	220	195,948
Series 2006-28CB, Class A14
6.25%, 10/25/36	149	130,210
Series 2006-J1, Class 1A13
5.50%, 2/25/36	140	129,580
CHL Mortgage Pass-Through Trust
Series 2006-10, Class 1A8
6.00%, 5/25/36	131	122,949
Citigroup Mortgage Loan Trust, Inc.
Series 2005-2, Class 1A4
2.612%, 5/25/35	31	30,392
Countrywide Alternative Loan Trust
Series 2005-20CB, Class 3A6
5.50%, 7/25/35	56	52,542
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2006-13, Class 1A18
6.25%, 9/25/36	197	183,417
Series 2006-13, Class 1A19
6.25%, 9/25/36	71	65,966
Series 2007-HYB2, Class 3A1
2.633%, 2/25/47	305	255,259
First Horizon Alternative Mortgage Securities Trust
Series 2006-FA3, Class A9
6.00%, 7/25/36	258	218,237
Wells Fargo Mortgage Backed Securities Trust
Series 2007-8, Class 2A5
5.75%, 7/25/37	96	94,391

		1,478,891

Company	Principal Amount (000)	U.S. $ Value
GSE Risk Share Floating Rate - 0.3%
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
Series 2013-DN2, Class M2
4.405%, 11/25/23 (d)	340	357,449
Series 2014-DN3, Class M3
4.157%, 8/25/24 (d)	330	328,776
Federal National Mortgage Association Connecticut Avenue Securities
Series 2014-C01, Class M2
4.555%, 1/25/24 (d)	163	173,071
Series 2014-C03, Class 1M1
1.355%, 7/25/24 (d)	129	128,487

		987,783

Non-Agency Floating Rate - 0.2%
Deutsche Alt-A Securities Mortgage Loan Trust
Series 2006-AR4, Class A2
0.345%, 12/25/36 (d)	420	259,413
HomeBanc Mortgage Trust
Series 2005-1, Class A1
0.405%, 3/25/35 (d)	214	192,196
IndyMac Index Mortgage Loan Trust
Series 2006-AR15, Class A1
0.275%, 7/25/36 (d)	310	239,608
Series 2006-AR27, Class 2A2
0.355%, 10/25/36 (d)	327	281,921

		973,138

Total Collateralized Mortgage Obligations (cost $3,433,961)		3,439,812

QUASI-SOVEREIGNS - 0.7%
Quasi-Sovereign Bonds - 0.7%
Chile - 0.1%
Empresa de Transporte de Pasajeros Metro SA
4.75%, 2/04/24 (b)	340	352,566

China - 0.1%
Sinopec Group Overseas Development 2013 Ltd.
4.375%, 10/17/23 (b)	480	492,228

Kazakhstan - 0.1%
KazMunayGas National Co. JSC
7.00%, 5/05/20 (b)	251	279,112

Malaysia - 0.2%
Petronas Capital Ltd.
5.25%, 8/12/19 (b)	460	514,327

Mexico - 0.1%
Petroleos Mexicanos
3.50%, 7/18/18-1/30/23	312	316,829

Company	Principal Amount (000)	U.S. $ Value
United Arab Emirates - 0.1%
IPIC GMTN Ltd.
3.75%, 3/01/17 (b)	465	485,925

Total Quasi-Sovereigns (cost $2,294,284)		2,440,987

LOCAL GOVERNMENTS - MUNICIPAL BONDS - 0.1%
United States - 0.1%
California GO Series 2010 7.625%, 3/01/40 (cost $350,581)	345	503,058

EMERGING MARKETS - CORPORATE BONDS - 0.1%
Industrial - 0.1%
Communications - Telecommunications - 0.1%
Comcel Trust
6.875%, 2/06/24 (b)	200	211,000

Consumer Non-Cyclical - 0.0%
Marfrig Overseas Ltd.
9.50%, 5/04/20 (b)	195	205,725

Total Emerging Markets - Corporate Bonds (cost $391,211)		416,725

GOVERNMENTS - SOVEREIGN BONDS - 0.1%
Turkey - 0.1%
Turkey Government International Bond 4.875%, 4/16/43 (cost $271,865)	275	247,844

GOVERNMENTS - SOVEREIGN AGENCIES - 0.1%
Canada - 0.1%
NOVA Chemicals Corp.
5.25%, 8/01/23 (b)	125	130,000

Colombia - 0.0%
Ecopetrol SA
5.875%, 5/28/45	94	95,880

Total Governments - Sovereign Agencies (cost $230,270)		225,880

	Shares
PREFERRED STOCKS - 0.0%
Financial Institutions - 0.0%
Insurance - 0.0%
Allstate Corp. (The)
5.10% (cost $179,024)	6,700	164,083

Company	Shares		U.S. $ Value
WARRANTS - 0.0%
Financials - 0.0%
Real Estate Management & Development - 0.0%
Emaar Properties PJSC, Merrill Lynch Intl & Co., expiring 10/01/15 (a) (cost $48,676)		39,276	$123,520

RIGHTS - 0.0%
Financials - 0.0%
Real Estate Management & Development - 0.0%
Country Garden Holdings Co., Ltd., , expiring 10/08/14 (a) (cost $0)		18,401	1,043

	Principal Amount (000)
SHORT-TERM INVESTMENTS - 5.7%
Time Deposit - 4.3%
State Street Time Deposit 0.01%, 10/01/14 (cost $15,533,918)		15,534	15,533,918

Governments - Treasuries - 1.0%
Japan Treasury Bills Series 468 Zero Coupon, 10/27/14 (cost $3,888,504)	JPY	400,000	3,647,060

Certificates of Deposit - 0.4%
Svenska Handelsbanken/New York 0.225%, 3/23/15 (cost $1,313,032)	U.S.$	1,313	1,313,032

Total Short-Term Investments (cost $20,735,454)			20,494,010

Total Investments Before Security Lending Collateral for Securities Loaned - 103.0% (cost $331,594,247)			375,983,153

	Shares
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 0.6%
Investment Companies - 0.6%
AllianceBernstein Exchange Reserves-Class I, 0.04% (g)(h) (cost $2,043,001)		2,043,001	2,043,001

Company	Shares	U.S. $ Value
Total Investments - 103.6% (cost $333,637,248) (i)		378,026,154
Other assets less liabilities - (3.6)% (j)		(13,206,209)

Net Assets - 100.0%		$364,819,945

FUTURES

Type	Number of Contracts	Expiration Month	Original Value	Value at September 30, 2014	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
U.S. Long Bond (CBT) Futures	4	December 2014	556,006	$551,625	$(4,381)
U.S. T-Note 5 Yr (CBT) Futures	45	December 2014	5,331,862	5,321,602	(10,260)
Sold Contracts
U.S. T-Note 2 Yr (CBT) Futures	14	December 2014	3,063,792	3,063,812	(20)
U.S. T-Note 10 Yr (CBT) Futures	39	December 2014	4,885,006	4,860,984	24,022

					$9,361

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	CHF	637	USD	670	11/14/14	$2,936
Barclays Bank PLC	CNY	3,350	USD	542	11/14/14	(1,301)
Barclays Bank PLC	USD	77	CNY	473	11/14/14	(114)
Barclays Bank PLC	USD	673	EUR	530	11/14/14	(3,492)
Barclays Bank PLC	USD	891	GBP	548	11/14/14	(2,935)
Barclays Bank PLC	USD	2,432	JPY	257,957	11/14/14	(78,900)
Barclays Bank PLC	JPY	99,506	USD	973	12/15/14	65,510
BNP Paribas SA	USD	3,736	JPY	400,000	10/27/14	(87,773)
BNP Paribas SA	USD	525	JPY	53,932	11/14/14	(32,918)
BNP Paribas SA	USD	78	KRW	79,969	11/14/14	(2,711)
BNP Paribas SA	USD	924	SEK	6,377	11/14/14	(40,466)
BNP Paribas SA	AUD	2,327	USD	2,153	12/15/14	126,774
BNP Paribas SA	USD	949	JPY	99,506	12/15/14	(41,342)
BNP Paribas SA	JPY	400,000	USD	3,740	1/15/15	88,287
Citibank, NA	EUR	534	USD	712	11/14/14	36,885
Citibank, NA	GBP	455	USD	742	11/14/14	4,197
Credit Suisse International	USD	683	NOK	4,261	11/14/14	(21,135)
Credit Suisse International	CAD	1,083	USD	988	12/15/14	22,947
Deutsche Bank AG	NOK	2,270	USD	353	12/15/14	964
Goldman Sachs Bank USA	CAD	956	USD	872	10/10/14	17,725
Goldman Sachs Bank USA	JPY	400,000	USD	3,905	10/27/14	256,783
Goldman Sachs Bank USA	CNY	945	USD	153	11/14/14	(466)
Goldman Sachs Bank USA	JPY	408,298	USD	4,016	11/14/14	291,819
Goldman Sachs Bank USA	USD	875	AUD	950	11/14/14	(46,120)
Goldman Sachs Bank USA	USD	2,056	GBP	1,225	11/14/14	(70,701)
Goldman Sachs Bank USA	USD	1,181	AUD	1,363	12/15/14	5,629
HSBC Bank USA	NZD	3,815	USD	3,101	10/31/14	130,707
HSBC Bank USA	USD	346	SGD	433	11/14/14	(6,529)
JPMorgan Chase Bank, NA	EUR	860	USD	1,135	10/16/14	48,254
JPMorgan Chase Bank, NA	USD	854	GBP	527	11/14/14	76
JPMorgan Chase Bank, NA	NOK	2,451	USD	380	12/15/14	(825)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Morgan Stanley & Co., Inc.	USD	586	CHF	538	11/14/14	$(22,253)
Morgan Stanley & Co., Inc.	EUR	638	USD	839	12/15/14	32,732
Royal Bank of Scotland PLC	USD	3,064	NZD	3,815	10/31/14	(93,870)
Royal Bank of Scotland PLC	GBP	481	USD	780	11/14/14	599
Royal Bank of Scotland PLC	KRW	377,774	USD	363	11/14/14	7,072
Royal Bank of Scotland PLC	SEK	5,675	USD	786	11/14/14	(668)
Royal Bank of Scotland PLC	USD	819	EUR	644	11/14/14	(5,460)
Standard Chartered Bank	GBP	513	USD	843	11/14/14	11,963
Standard Chartered Bank	HKD	17,199	USD	2,219	11/14/14	4,347
Standard Chartered Bank	USD	356	NZD	462	12/15/14	1,871
State Street Bank & Trust Co.	USD	126	CAD	139	10/10/14	(2,200)
State Street Bank & Trust Co.	GBP	177	USD	294	10/14/14	7,155
State Street Bank & Trust Co.	USD	4	EUR	3	10/16/14	(155)
State Street Bank & Trust Co.	AUD	207	USD	180	11/14/14	(551)
State Street Bank & Trust Co.	AUD	289	USD	269	11/14/14	16463
State Street Bank & Trust Co.	CAD	258	USD	236	11/14/14	5,527
State Street Bank & Trust Co.	CHF	538	USD	594	11/14/14	30,313
State Street Bank & Trust Co.	EUR	278	USD	360	11/14/14	8,635
State Street Bank & Trust Co.	HKD	3,700	USD	477	11/14/14	942
State Street Bank & Trust Co.	JPY	17,803	USD	174	11/14/14	12,064
State Street Bank & Trust Co.	NOK	6,908	USD	1,075	11/14/14	1,677
State Street Bank & Trust Co.	NZD	188	USD	155	11/14/14	9,237
State Street Bank & Trust Co.	SEK	2,153	USD	297	11/14/14	(1,185)
State Street Bank & Trust Co.	USD	544	AUD	589	11/14/14	(29,846)
State Street Bank & Trust Co.	USD	1,756	CHF	1,599	11/14/14	(80,250)
State Street Bank & Trust Co.	USD	199	EUR	149	11/14/14	(10,809)
State Street Bank & Trust Co.	USD	654	GBP	396	11/14/14	(11,986)
State Street Bank & Trust Co.	USD	203	HKD	1,573)	11/14/14	(414)
State Street Bank & Trust Co.	USD	62	HKD	483	11/14/14	16
State Street Bank & Trust Co.	USD	334	JPY	34,731	11/14/14	(17,025)
State Street Bank & Trust Co.	USD	878	NOK	5,480	11/14/14	(25,916)
State Street Bank & Trust Co.	USD	248	NZD	296	11/14/14	(18,211)
State Street Bank & Trust Co.	USD	1,445	SEK	9,959	11/14/14	(64,970)
State Street Bank & Trust Co.	USD	345	SGD	428	11/14/14	(9,942)
State Street Bank & Trust Co.	CAD	343	USD	313	12/15/14	7,743
State Street Bank & Trust Co.	CHF	305	USD	321	12/15/14	1,254
State Street Bank & Trust Co.	GBP	293	USD	478	12/15/14	2,956

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
State Street Bank & Trust Co.	SEK	2,190	USD	302	12/15/14	$(1,573)
State Street Bank & Trust Co.	USD	136	CAD	152	12/15/14	(514)
State Street Bank & Trust Co.	USD	333	CHF	305	12/15/14	(13,068)
State Street Bank & Trust Co.	USD	287	EUR	226	12/15/14	(1,278)
State Street Bank & Trust Co.	USD	353	GBP	218	12/15/14	(43)
State Street Bank & Trust Co.	USD	158	JPY	17,284	12/15/14	(476)
State Street Bank & Trust Co.	USD	764	NOK	4,844	12/15/14	(12,117)
State Street Bank & Trust Co.	USD	417	NZD	507	12/15/14	(24,090)
UBS AG	EUR	1,729	USD	2,274	11/14/14	89,170
UBS AG	GBP	1,122	USD	1,882	11/14/14	64,184
UBS AG	USD	2,315	EUR	1,713	11/14/14	(150,886)
UBS AG	USD	379	NOK	2,369	12/15/14	(11,664)

						$366,265

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Clearing Broker/(Exchange) & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at September 30, 2014	Notional Amount (000)	Market Value	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Morgan Stanley & Co., LLC/(INTRCONX):
CDX-NAHY Series 21, 5 Year Index, 12/20/18*	(5.00)%	3.17%	$2,871	$(200,090)	$(102,480)
CDX-NAIG Series 22, 5 Year Index, 6/20/19*	(1.00)	0.64	4,100	(66,826)	(12,098)

				$(266,916)	$(114,578)

*	Termination date

CENTRALLY CLEARED INTEREST RATE SWAPS

				Rate Type
Clearing Broker/(Exchange)	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Morgan Stanley & Co., LLC/(CME Group)	NZD	1,810	9/25/19	3 Month BKBM	4.390%	$1,789
Morgan Stanley & Co., LLC/(CME Group)		1,220	9/25/24	4.628%	3 Month BKBM	(4,643)

						$(2,854)

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at September 30, 2014	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
BNP Paribas SA:
Anadarko Petroleum Corp.
5.95%, 9/15/16, 9/20/17*	1.00	0.41	530	$9,197	$(10,662)	$19,859
Credit Suisse International:
Kohl’s Corp.,
6.25%, 12/15/17, 6/20/19*:	1.00	0.92	142	340	(1,811)	2,151

				$9,537	$(12,473)	$22,010

*	Termination date

INTEREST RATE SWAPS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
JPMorgan Chase Bank, NA	1,970	1/30/17	1.059%	3 Month LIBOR	$(5,175)
JPMorgan Chase Bank, NA	2,200	2/07/22	2.043%	3 Month LIBOR	43,136
					$37,961

(a)	Non-income producing security.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2014, the aggregate market value of these securities amounted to $26,873,608 or 7.4% of net assets.
(c)	Represents entire or partial securities out on loan.
(d)	Floating Rate Security. Stated interest rate was in effect at September 30, 2014.
(e)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at September 30, 2014.
(f)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(g)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AllianceBernstein at (800) 227-4618.

(h)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(i)	As of September 30, 2014, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $50,706,882 and gross unrealized depreciation of investments was $(6,317,976), resulting in net unrealized appreciation of $44,388,906.
(j)	An amount of U.S.$35,555 has been segregated to collateralize margin requirements for the open futures contracts at September 30, 2014.

Currency Abbreviations:

AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CNY	-	Chinese Yuan Renminbi
EUR	-	Euro
GBP	-	Great British Pound
HKD	-	Hong Kong Dollar
JPY	-	Japanese Yen
KRW	-	South Korean Won
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
USD	-	United States Dollar
Glossary:

ABS	-	Asset-Backed Securities
ADR	-	American Depositary Receipt
ARMs	-	Adjustable Rate Mortgages
BKBM	-	Bank Bill Benchmark (New Zealand)
CBT	-	Chicago Board of Trade
CFC	-	Customer Facility Charge
CMBS	-	Commercial Mortgage-Backed Securities
CME	-	Chicago Mercantile Exchange
GDR	-	Global Depositary Receipt
GO	-	General Obligation
GSE	-	Government-Sponsored Enterprise
INTRCONX	-	Inter-Continental Exchange
JSC	-	Joint Stock Company
LIBOR	-	London Interbank Offered Rates
NVDR	-	Non Voting Depositary Receipt
OJSC	-	Open Joint Stock Company
PJSC	-	Public Joint Stock Company
REG	-	Registered Shares
REIT	-	Real Estate Investment Trust
TBA	-	To Be Announced
TIPS	-	Treasury Inflation Protected Security

AllianceBernstein Variable Products Series Fund

Balanced Wealth Strategy Portfolio

September 30, 2014 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options and warrants are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option or a warrant depends upon the contractual terms of, and specific risks inherent in, the option or warrant as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options will be classified as Level 2. For options or warrants that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options and warrants are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2014:

Investments in Securities:	Level 1	Level 2	Level 3			Total
Assets:
Common Stock:
Financials	$23,108,790	$13,286,921	$	– 0	–	$36,395,711
Consumer Discretionary	26,231,254	8,734,457		– 0	–	34,965,711
Information Technology	29,192,088	3,107,218		– 0	–	32,299,306
Health Care	21,301,762	4,711,700		– 0	–	26,013,462

Investments in Securities:	Level 1		Level 2		Level 3		Total
Industrials	12,559,704		9,969,483		– 0	–	22,529,187
Consumer Staples	11,098,952		4,442,831		– 0	–	15,541,783
Energy	12,453,955		1,963,278		– 0	–	14,417,233
Equity: Other	5,602,499		6,903,777		– 0	–	12,506,276
Retail	4,347,366		3,293,974		– 0	–	7,641,340
Materials	3,160,444		3,347,263		– 0	–	6,507,707
Residential	3,050,604		2,438,804		– 0	–	5,489,408
Office	3,051,320		2,079,933		– 0	–	5,131,253
Utilities	3,820,676		974,463		– 0	–	4,795,139
Telecommunication Services	1,961,917		2,653,384		– 0	–	4,615,301
Lodging	3,018,561		153,535		– 0	–	3,172,096
Financial: Other	278,499		– 0	–	– 0	–	278,499
Mortgage	269,280		– 0	–	– 0	–	269,280
Corporates - Investment Grades	– 0	–	30,868,329		– 0	–	30,868,329
Governments - Treasuries	– 0	–	24,515,269		– 0	–	24,515,269
Mortgage Pass-Throughs	– 0	–	21,653,566		– 0	–	21,653,566
Asset-Backed Securities	– 0	–	14,466,827		2,687,728		17,154,555
Commercial Mortgage-Backed Securities	– 0	–	9,503,393		2,078,042		11,581,435
Corporates - Non-Investment Grades	– 0	–	5,419,679		– 0	–	5,419,679
Inflation-Linked Securities	– 0	–	4,164,666		– 0	–	4,164,666
Collateralized Mortgage Obligations	– 0	–	– 0	–	3,439,812		3,439,812
Quasi-Sovereigns	– 0	–	2,440,987		– 0	–	2,440,987
Local Governments - Municipal Bonds	– 0	–	503,058		– 0	–	503,058
Emerging Markets - Corporate Bonds	– 0	–	416,725		– 0	–	416,725
Governments - Sovereign Bonds	– 0	–	247,844		– 0	–	247,844
Governments - Sovereign Agencies	– 0	–	225,880		– 0	–	225,880
Preferred Stocks	164,083		– 0	–	– 0	–	164,083
Warrants	– 0	–	123,520		– 0	–	123,520
Rights	1,043		– 0	–	– 0	–	1,043
Short-Term Investments:
Time Deposits	– 0	–	15,533,918		– 0	–	15,533,918
Mortgage	– 0	–	3,647,060		– 0	–	3,647,060
Certificates of Deposit	– 0	–	1,313,032		– 0	–	1,313,032
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	2,043,001		– 0	–	– 0	–	2,043,001

Total Investments in Securities	166,715,798		203,104,774		8,205,582		378,026,154
Other Financial Instruments* :
Assets:
Futures	24,022		– 0	–	– 0	–	24,022
Forward Currency Exchange Contracts	– 0	–	1,415,413		– 0	–	1,415,413
Centrally Cleared Interest Rate Swaps	– 0	–	1,789		– 0	–	1,789
Credit Default Swaps	– 0	–	22,010		– 0	–	22,010
Interest Rate Swaps	– 0	–	43,136		– 0	–	43,136
Liabilities:
Futures	(14,661)		– 0	–	– 0	–	(14,661)
Forward Currency Exchange Contracts	– 0	–	(1,049,148)		– 0	–	(1,049,148)
Centrally Cleared Default Swaps	– 0	–	(114,578)		– 0	–	(114,578)
Centrally Cleared Interest Rate Swaps	– 0	–	(4,643)		– 0	–	(4,643)
Interest Rate Swaps	– 0	–	(5,175)		– 0	–	(5,175)

Total^	$166,725,159		$203,413,578		$8,205,582		$378,344,319

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
^	There were de minimis transfers under 1% of net assets between Level 1 and Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Asset-Backed Securities		Commercial Mortgage-Backed Securities		Collateralized Mortgage Obligations
Balance as of 12/31/13	$2,233,195		$845,923		$1,527,063
Accrued discounts/(premiums)	4,813		(3,512)		13,038
Realized gain (loss)	9,378		3,916		3,640
Change in unrealized appreciation/depreciation	(5,226)		(34,867)		70,551
Purchases	1,443,923		1,505,874		1,969,041
Sales	(998,355)		(239,292)		(143,521)
Transfers in to Level 3	– 0	–	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–	– 0	–

Balance as of 9/30/14	$2,687,728		$2,078,042		$3,439,812

Net change in unrealized appreciation/depreciation from Investments held as of 9/30/14	$(4,937)		$(33,399)		$70,583

	Total
Balance as of 12/31/13	$4,606,181
Accrued discounts/(premiums)	14,339
Realized gain (loss)	16,934
Change in unrealized appreciation/depreciation	30,458
Purchases	4,918,838
Sales	(1,381,168)
Transfers in to Level 3	– 0	–
Transfers out of Level 3	– 0	–

Balance as of 9/30/14	$8,205,582

Net change in unrealized appreciation/depreciation from Investments held as of 9/30/14	$32,247

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AllianceBernstein Variable Products Series Fund

Dynamic Asset Allocation Portfolio

Portfolio of Investments

September 30, 2014 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 27.2%
Financials - 5.6%
Banks - 2.6%
Aozora Bank Ltd.	6,000	$20,288
Australia & New Zealand Banking Group Ltd.	12,253	331,225
Banco Bilbao Vizcaya Argentaria SA	25,822	310,780
Banco Comercial Portugues SA (a)	159,486	20,825
Banco de Sabadell SA	15,417	45,522
Banco Espirito Santo SA (a)(b)(c)(d)	10,016	0
Banco Popular Espanol SA	7,493	45,702
Banco Santander SA	54,297	519,819
Bank Hapoalim BM	4,812	27,132
Bank Leumi Le-Israel BM (a)	6,125	24,807
Bank of America Corp.	39,445	672,537
Bank of East Asia Ltd.	9,600	38,948
Bank of Ireland (a)	104,450	40,838
Bank of Kyoto Ltd. (The)	2,000	16,619
Bank of Yokohama Ltd. (The)	5,000	27,494
Bankia SA (a)	22,531	41,916
Barclays PLC	73,537	270,482
BB&T Corp.	2,700	100,467
Bendigo and Adelaide Bank Ltd.	3,446	35,942
BNP Paribas SA	4,761	315,979
BOC Hong Kong Holdings Ltd.	10,000	31,834
CaixaBank SA	7,628	46,382
Chiba Bank Ltd. (The)	3,000	20,869
Citigroup, Inc.	11,379	589,660
Comerica, Inc.	650	32,409
Commerzbank AG (a)	4,351	64,608
Commonwealth Bank of Australia	7,198	473,935
Credit Agricole SA	4,188	63,128
Danske Bank A/S	2,928	79,371
DBS Group Holdings Ltd.	8,000	115,380
DnB ASA	4,364	81,668
Erste Group Bank AG	1,151	26,280
Fifth Third Bancorp	3,090	61,862
Fukuoka Financial Group, Inc.	4,000	19,081
Hang Seng Bank Ltd.	2,100	33,725
HSBC Holdings PLC	84,291	856,505
Huntington Bancshares, Inc./OH	3,015	29,336
ING Groep NV (a)	17,105	243,134
Intesa Sanpaolo SpA	52,270	157,789
Joyo Bank Ltd. (The)	3,000	14,766
JPMorgan Chase & Co.	14,115	850,288
KBC Groep NV (a)	1,196	63,491
KeyCorp	3,275	43,656
Lloyds Banking Group PLC (a)	256,785	319,458
M&T Bank Corp.	515	63,494
Mitsubishi UFJ Financial Group, Inc.	56,900	320,672
Mizrahi Tefahot Bank Ltd. (a)	973	11,631
Mizuho Financial Group, Inc.	102,500	182,982
National Australia Bank Ltd.	10,463	297,606
Natixis	9,006	61,961
Nordea Bank AB	12,659	164,104
Oversea-Chinese Banking Corp., Ltd.	12,000	91,540
PNC Financial Services Group, Inc. (The)	2,030	173,727
Raiffeisen Bank International AG	527	11,417
Regions Financial Corp.	5,025	50,451

Company	Shares	U.S. $ Value
Resona Holdings, Inc.	8,400	47,388
Royal Bank of Scotland Group PLC (a)	9,565	56,985
Seven Bank Ltd.	5,324	21,697
Shinsei Bank Ltd.	12,000	25,757
Shizuoka Bank Ltd. (The)	4,000	41,186
Skandinaviska Enskilda Banken AB-Class A	4,967	66,084
Societe Generale SA	3,136	159,961
Standard Chartered PLC	10,809	199,371
Sumitomo Mitsui Financial Group, Inc.	5,700	232,243
Sumitomo Mitsui Trust Holdings, Inc.	15,000	62,452
SunTrust Banks, Inc.	1,990	75,680
Suruga Bank Ltd.	1,000	19,952
Svenska Handelsbanken AB-Class A	2,228	104,341
Swedbank AB-Class A	4,044	101,405
UniCredit SpA	19,853	155,963
Unione di Banche Italiane SCpA	5,202	43,478
United Overseas Bank Ltd.	6,000	105,184
US Bancorp/MN	6,765	282,980
Wells Fargo & Co.	17,825	924,583
Westpac Banking Corp.	13,859	389,070
Zions Bancorporation	730	21,214

		11,792,496

Capital Markets - 0.6%
3i Group PLC	4,278	26,494
Aberdeen Asset Management PLC	3,678	23,729
Affiliated Managers Group, Inc. (a)	207	41,475
Ameriprise Financial, Inc.	695	85,749
Bank of New York Mellon Corp. (The)	4,215	163,247
BlackRock, Inc.-Class A	477	156,609
Charles Schwab Corp. (The)	4,290	126,083
Credit Suisse Group AG (a)	6,750	186,743
Daiwa Securities Group, Inc.	7,000	55,515
Deutsche Bank AG (REG)	5,812	202,941
E*Trade Financial Corp. (a)	1,020	23,042
Franklin Resources, Inc.	1,470	80,277
Goldman Sachs Group, Inc. (The)	1,538	282,331
Hargreaves Lansdown PLC	1,481	22,602
ICAP PLC	4,211	26,335
Invesco Ltd.	1,580	62,378
Investec PLC	2,464	20,689
Julius Baer Group Ltd. (a)	1,220	54,518
Legg Mason, Inc.	360	18,418
Macquarie Group Ltd.	1,286	64,711
Mediobanca SpA (a)	3,505	29,946
Morgan Stanley	5,720	197,740
Nomura Holdings, Inc.	16,200	96,379
Northern Trust Corp.	810	55,104
Partners Group Holding AG	158	41,528
Schroders PLC	729	28,147
State Street Corp.	1,585	116,672
T Rowe Price Group, Inc.	975	76,440
UBS AG (REG) (a)	16,277	282,940

		2,648,782

Company	Shares	U.S. $ Value
Consumer Finance - 0.2%
Acom Co., Ltd. (a)(d)	6,200	20,741
AEON Financial Service Co., Ltd. (d)	800	17,119
American Express Co.	3,360	294,134
Capital One Financial Corp.	2,113	172,463
Credit Saison Co., Ltd.	700	13,489
Discover Financial Services	1,710	110,107
Navient Corp.	1,500	26,565

		654,618

Diversified Financial Services - 0.4%
ASX Ltd.	1,453	45,570
Berkshire Hathaway, Inc.-Class B (a)	6,830	943,496
CME Group, Inc./IL-Class A	1,200	95,946
Deutsche Boerse AG	862	57,884
Eurazeo SA	422	30,347
Exor SpA	1,279	49,445
Groupe Bruxelles Lambert SA	360	32,975
Hong Kong Exchanges and Clearing Ltd.	4,900	105,593
Intercontinental Exchange, Inc.	466	90,893
Investment AB Kinnevik-Class B	2,015	72,662
Investor AB-Class B	1,705	60,032
Japan Exchange Group, Inc. (d)	900	21,363
Leucadia National Corp.	1,105	26,343
London Stock Exchange Group PLC	969	29,242
McGraw Hill Financial, Inc.	1,010	85,295
Mitsubishi UFJ Lease & Finance Co., Ltd. (d)	3,500	18,304
Moody’s Corp.	695	65,678
NASDAQ OMX Group, Inc. (The)	410	17,392
ORIX Corp.	5,580	77,034
Pargesa Holding SA	255	20,268
Singapore Exchange Ltd.	3,000	16,985
Wendel SA	398	45,105

		2,007,852

Insurance - 1.0%
ACE Ltd.	1,285	134,758
Admiral Group PLC	819	16,985
Aegon NV	6,317	52,015
Aflac, Inc.	1,705	99,316
Ageas	943	31,264
AIA Group Ltd.	53,781	277,550
Allianz SE	2,036	328,675
Allstate Corp. (The)	1,600	98,192
American International Group, Inc.	5,352	289,115
AMP Ltd.	13,149	62,717
Aon PLC	1,115	97,752
Assicurazioni Generali SpA	5,214	109,322
Assurant, Inc.	260	16,718
Aviva PLC	13,159	111,326
Chubb Corp. (The)	910	82,883
Cincinnati Financial Corp.	560	26,348
CNP Assurances	1,570	29,553
Dai-ichi Life Insurance Co., Ltd. (The)	3,800	56,448
Direct Line Insurance Group PLC	6,949	33,073
Friends Life Group Ltd.	6,320	31,474
Genworth Financial, Inc.-Class A (a)	1,785	23,383
Gjensidige Forsikring ASA	1,479	31,285
Hannover Rueck SE	377	30,427
Hartford Financial Services Group, Inc. (The)	1,675	62,394

Company	Shares	U.S. $ Value
Insurance Australia Group Ltd.	10,333	55,378
Legal & General Group PLC	26,411	97,729
Lincoln National Corp.	990	53,044
Loews Corp.	1,140	47,492
Mapfre SA	3,353	11,851
Marsh & McLennan Cos., Inc.	2,040	106,774
MetLife, Inc.	4,220	226,698
MS&AD Insurance Group Holdings, Inc.	2,300	50,168
Muenchener Rueckversicherungs AG	801	158,011
Old Mutual PLC	21,822	64,010
Principal Financial Group, Inc.	1,040	54,569
Progressive Corp. (The)	1,995	50,434
Prudential Financial, Inc.	1,715	150,817
Prudential PLC	11,428	254,060
QBE Insurance Group Ltd.	5,358	54,565
RSA Insurance Group PLC (a)	4,554	35,769
Sampo Oyj-Class A	2,010	97,186
SCOR SE	935	29,203
Sompo Japan Nipponkoa Holdings, Inc.	1,000	24,259
Sony Financial Holdings, Inc.	875	14,153
Standard Life PLC	10,591	70,866
Suncorp Group Ltd.	5,745	70,614
Swiss Life Holding AG (a)	249	59,335
Swiss Re AG (a)	1,573	125,183
T&D Holdings, Inc.	2,600	33,410
Tokio Marine Holdings, Inc.	3,100	96,185
Torchmark Corp.	502	26,290
Travelers Cos., Inc. (The)	1,280	120,243
Tryg A/S	42	4,357
UnipolSai SpA	4,035	11,359
Unum Group	920	31,630
Vienna Insurance Group AG Wiener Versicherung Gruppe	190	8,559
XL Group PLC	960	31,843
Zurich Insurance Group AG (a)	662	197,013

		4,656,030

Real Estate Investment Trusts (REITs) - 0.5%
American Tower Corp.	1,515	141,849
Apartment Investment & Management Co.-Class A	525	16,706
AvalonBay Communities, Inc.	495	69,780
Boston Properties, Inc.	600	69,456
British Land Co. PLC	4,209	47,828
CapitaMall Trust	14,000	20,952
CFS Retail Property Trust Group	11,279	19,691
Crown Castle International Corp.	1,270	102,273
Dexus Property Group	23,282	22,605
Equity Residential	1,340	82,517
Essex Property Trust, Inc.	228	40,755
Fonciere Des Regions	329	29,649
Gecina SA	253	33,175
General Growth Properties, Inc.	2,344	55,201
Goodman Group	5,915	26,731
GPT Group (The)	6,698	22,683
Hammerson PLC	3,205	29,754
HCP, Inc.	1,680	66,713
Health Care REIT, Inc.	1,225	76,403
Host Hotels & Resorts, Inc.	2,750	58,658

Company	Shares	U.S. $ Value
ICADE	449	37,914
Intu Properties PLC	3,529	18,385
Japan Real Estate Investment Corp.	4	20,573
Japan Retail Fund Investment Corp.	8	16,126
Kimco Realty Corp.	1,480	32,427
Klepierre	695	30,401
Land Securities Group PLC	3,497	58,716
Link REIT (The)	6,000	34,662
Macerich Co. (The)	510	32,553
Mirvac Group	12,834	19,306
Nippon Building Fund, Inc.	6	31,594
Nippon Prologis REIT, Inc.	5	11,625
Plum Creek Timber Co., Inc.	630	24,576
ProLogis, Inc.	1,870	70,499
Public Storage	580	96,187
Scentre Group (a)	33,577	96,608
Segro PLC	3,337	19,586
Simon Property Group, Inc.	1,166	191,714
Stockland	6,911	23,876
Unibail-Rodamco SE	613	157,638
United Urban Investment Corp.	12	18,418
Ventas, Inc.	1,091	67,587
Vornado Realty Trust	685	68,473
Westfield Corp.	9,308	60,652
Weyerhaeuser Co.	1,940	61,808

		2,335,283

Real Estate Management & Development - 0.3%
Aeon Mall Co., Ltd.	700	13,372
CapitaLand Ltd.	11,000	27,558
CBRE Group, Inc.-Class A (a)	1,015	30,186
Cheung Kong Holdings Ltd.	6,000	98,622
City Developments Ltd.	3,000	22,599
Daito Trust Construction Co., Ltd.	300	35,476
Daiwa House Industry Co., Ltd.	3,000	53,895
Deutsche Wohnen AG	1,334	28,412
Global Logistic Properties Ltd.	14,661	31,119
Hang Lung Properties Ltd.	14,000	39,703
Henderson Land Development Co., Ltd.	4,840	31,333
Hulic Co., Ltd.	2,197	23,270
IMMOFINANZ AG (a)	4,285	12,161
Kerry Properties Ltd.	8,500	28,387
Lend Lease Group	3,450	43,318
Mitsubishi Estate Co., Ltd.	6,000	135,224
Mitsui Fudosan Co., Ltd.	4,000	122,754
New World Development Co., Ltd.	22,000	25,629
Nomura Real Estate Holdings, Inc.	800	13,758
NTT Urban Development Corp. (d)	1,600	16,822
Sino Land Co., Ltd.	16,000	24,787
Sumitomo Realty & Development Co., Ltd.	2,000	71,255
Sun Hung Kai Properties Ltd.	7,000	99,324
Swire Pacific Ltd.-Class A	2,000	25,796
Swire Properties Ltd.	25,389	79,269
Tokyo Tatemono Co., Ltd.	3,000	24,309
Tokyu Fudosan Holdings Corp.	2,000	13,731
Wharf Holdings Ltd. (The)	4,000	28,437
Wheelock & Co., Ltd.	6,000	28,659

		1,229,165

Company	Shares	U.S. $ Value
Thrifts & Mortgage Finance - 0.0%
Hudson City Bancorp, Inc.	1,730	16,815
People’s United Financial, Inc.	1,015	14,687

		31,502

		25,355,728

Health Care - 3.5%
Biotechnology - 0.5%
Actelion Ltd. (REG) (a)	608	71,213
Alexion Pharmaceuticals, Inc. (a)	780	129,340
Amgen, Inc.	2,853	400,732
Biogen Idec, Inc. (a)	915	302,691
Celgene Corp. (a)	3,030	287,183
CSL Ltd.	2,196	142,357
Gilead Sciences, Inc. (a)	5,680	604,636
Grifols SA	757	30,936
Regeneron Pharmaceuticals, Inc. (a)	290	104,551
Vertex Pharmaceuticals, Inc. (a)	907	101,865

		2,175,504

Health Care Equipment & Supplies - 0.4%
Abbott Laboratories	5,615	233,528
Baxter International, Inc.	2,030	145,693
Becton Dickinson and Co.	730	83,081
Boston Scientific Corp. (a)	4,860	57,397
CareFusion Corp. (a)	740	33,485
Coloplast A/S-Class B	496	41,480
Covidien PLC	1,725	149,230
CR Bard, Inc.	315	44,954
DENTSPLY International, Inc.	530	24,168
Edwards Lifesciences Corp. (a)	395	40,349
Essilor International SA	954	104,623
Getinge AB-Class B	2,013	50,541
Intuitive Surgical, Inc. (a)	155	71,582
Medtronic, Inc.	3,660	226,737
Olympus Corp. (a)	900	32,275
Smith & Nephew PLC	4,018	67,589
Sonova Holding AG	351	55,926
St Jude Medical, Inc.	1,065	64,038
Stryker Corp.	1,125	90,844
Sysmex Corp. (d)	400	16,108
Terumo Corp.	1,400	33,588
Varian Medical Systems, Inc. (a)	395	31,647
William Demant Holding A/S (a)	158	12,120
Zimmer Holdings, Inc.	635	63,849

		1,774,832

Health Care Providers & Services - 0.4%
Aetna, Inc.	1,317	106,677
AmerisourceBergen Corp.-Class A	785	60,680
Cardinal Health, Inc.	1,245	93,275
CIGNA Corp.	1,015	92,050
DaVita HealthCare Partners, Inc. (a)	650	47,541
Express Scripts Holding Co. (a)	2,789	196,987

Company	Shares	U.S. $ Value
Fresenius Medical Care AG & Co. KGaA	961	66,939
Fresenius SE & Co. KGaA	1,674	82,644
Humana, Inc.	565	73,614
Laboratory Corp. of America Holdings (a)	325	33,069
McKesson Corp.	865	168,390
Medipal Holdings Corp.	1,500	18,232
Patterson Cos., Inc.	310	12,843
Quest Diagnostics, Inc.	550	33,374
Ramsay Health Care Ltd.	1,156	50,656
Ryman Healthcare Ltd.	1,663	10,134
Sonic Healthcare Ltd.	1,715	26,316
Suzuken Co., Ltd./Aichi Japan	600	17,285
Tenet Healthcare Corp. (a)	343	20,371
UnitedHealth Group, Inc.	3,635	313,519
Universal Health Services, Inc.-Class B	350	36,575
WellPoint, Inc.	1,050	125,601

		1,686,772

Health Care Technology - 0.0%
Cerner Corp. (a)	1,130	67,314
M3, Inc.	1,200	19,244

		86,558

Life Sciences Tools & Services - 0.1%
Agilent Technologies, Inc.	1,245	70,940
PerkinElmer, Inc.	405	17,658
QIAGEN NV (a)	2,306	52,242
Thermo Fisher Scientific, Inc.	1,485	180,725
Waters Corp. (a)	345	34,196

		355,761

Pharmaceuticals - 2.1%
AbbVie, Inc.	5,945	343,383
Actavis PLC (a)	1,023	246,829
Allergan, Inc./United States	1,150	204,918
Astellas Pharma, Inc.	9,500	141,489
AstraZeneca PLC	5,591	400,667
Bayer AG	3,693	513,838
Bristol-Myers Squibb Co.	6,215	318,084
Chugai Pharmaceutical Co., Ltd.	1,000	28,946
Daiichi Sankyo Co., Ltd.	3,000	47,142
Eisai Co., Ltd. (d)	1,100	44,493
Eli Lilly & Co.	3,665	237,675
GlaxoSmithKline PLC	21,996	502,480
Hisamitsu Pharmaceutical Co., Inc.	300	10,774
Hospira, Inc. (a)	630	32,779
Johnson & Johnson	10,605	1,130,387
Kyowa Hakko Kirin Co., Ltd.	1,000	12,300
Mallinckrodt PLC (a)	424	38,224
Merck & Co., Inc.	10,805	640,520
Merck KGaA	408	37,501
Mitsubishi Tanabe Pharma Corp.	1,000	14,674
Mylan, Inc./PA (a)	1,405	63,913
Novartis AG	10,271	967,203
Novo Nordisk A/S-Class B	8,890	423,269
Ono Pharmaceutical Co., Ltd.	400	35,519
Orion Oyj-Class B	465	18,156

Company	Shares	U.S. $ Value
Otsuka Holdings Co., Ltd.	1,619	55,804
Perrigo Co. PLC	522	78,399
Pfizer, Inc.	23,786	703,352
Roche Holding AG	3,137	926,365
Sanofi	5,321	601,649
Santen Pharmaceutical Co., Ltd.	500	28,000
Shionogi & Co., Ltd.	1,000	22,951
Shire PLC	2,646	228,301
Sumitomo Dainippon Pharma Co., Ltd. (d)	1,400	17,861
Taisho Pharmaceutical Holdings Co., Ltd.	172	11,773
Takeda Pharmaceutical Co., Ltd. (d)	3,500	152,153
Teva Pharmaceutical Industries Ltd.	3,794	204,194
UCB SA	579	52,465
Zoetis, Inc.	1,846	68,210

		9,606,640

		15,686,067

Information Technology - 3.4%
Communications Equipment - 0.3%
Alcatel-Lucent (a)	12,407	38,267
Cisco Systems, Inc.	19,090	480,495
F5 Networks, Inc. (a)	280	33,247
Harris Corp.	395	26,228
Juniper Networks, Inc.	1,490	33,003
Motorola Solutions, Inc.	845	53,472
QUALCOMM, Inc.	6,270	468,808
Telefonaktiebolaget LM Ericsson-Class B	13,589	171,342

		1,304,862

Electronic Equipment, Instruments & Components - 0.2%
Amphenol Corp.-Class A	575	57,419
Corning, Inc.	4,805	92,929
FLIR Systems, Inc.	510	15,983
Fujifilm Holdings Corp.	2,100	64,527
Hamamatsu Photonics KK	600	28,509
Hexagon AB-Class B	938	29,660
Hirose Electric Co., Ltd.	100	12,346
Hitachi High-Technologies Corp.	600	17,255
Hitachi Ltd.	22,000	168,081
Hoya Corp.	1,900	63,802
Jabil Circuit, Inc.	675	13,615
Keyence Corp.	200	86,837
Kyocera Corp.	1,400	65,390
Murata Manufacturing Co., Ltd.	900	102,299
Omron Corp.	900	40,903
TDK Corp.	900	50,346
TE Connectivity Ltd.	1,510	83,488
Yokogawa Electric Corp.	1,100	14,463

		1,007,852

Internet Software & Services - 0.5%
Akamai Technologies, Inc. (a)	655	39,169
Dena Co., Ltd. (d)	529	6,725
eBay, Inc. (a)	4,235	239,828
Facebook, Inc.-Class A (a)	7,300	576,992
Google, Inc.-Class A (a)	1,089	640,778

Company	Shares	U.S. $ Value
Google, Inc.-Class C (a)	1,089	628,745
Kakaku.com, Inc.	961	13,650
United Internet AG	1,223	51,927
VeriSign, Inc. (a)	425	23,426
Yahoo Japan Corp.	6,408	24,357
Yahoo!, Inc. (a)	3,465	141,199

		2,386,796

IT Services - 0.5%
Accenture PLC-Class A	2,385	193,948
Alliance Data Systems Corp. (a)	230	57,102
Amadeus IT Holding SA-Class A	1,699	63,426
Automatic Data Processing, Inc.	1,820	151,206
Cap Gemini SA	854	61,243
Cognizant Technology Solutions Corp.-Class A (a)	2,280	102,076
Computer Sciences Corp.	540	33,021
Computershare Ltd.	1,449	15,408
Fidelity National Information Services, Inc.	1,070	60,241
Fiserv, Inc. (a)	950	61,403
Fujitsu Ltd.	8,000	49,237
International Business Machines Corp.	3,476	659,849
MasterCard, Inc.-Class A	3,710	274,243
Nomura Research Institute Ltd.	600	19,404
NTT Data Corp.	500	18,036
Otsuka Corp.	600	23,890
Paychex, Inc.	1,195	52,819
Teradata Corp. (a)	545	22,846
Total System Services, Inc.	610	18,886
Visa, Inc.-Class A	1,875	400,069
Western Union Co. (The)-Class W	1,930	30,957
Xerox Corp.	4,045	53,515

		2,422,825

Semiconductors & Semiconductor Equipment - 0.4%
Altera Corp.	1,110	39,716
Analog Devices, Inc.	1,180	58,398
Applied Materials, Inc.	4,535	98,001
ARM Holdings PLC	6,241	90,927
ASM Pacific Technology Ltd.	900	8,908
ASML Holding NV	1,801	178,387
Avago Technologies Ltd.	926	80,562
Broadcom Corp.-Class A	2,020	81,648
Infineon Technologies AG	4,860	50,024
Intel Corp.	18,540	645,563
KLA-Tencor Corp.	610	48,056
Lam Research Corp.	629	46,986
Linear Technology Corp.	890	39,507
Microchip Technology, Inc.	745	35,186
Micron Technology, Inc. (a)	3,970	136,012
NVIDIA Corp.	1,885	34,778
Rohm Co., Ltd.	400	25,186
STMicroelectronics NV	4,174	32,226
Texas Instruments, Inc.	3,975	189,568
Tokyo Electron Ltd.	800	52,140
Xilinx, Inc.	985	41,715

		2,013,494

Company	Shares	U.S. $ Value
Software - 0.7%
Adobe Systems, Inc. (a)	1,760	121,774
Autodesk, Inc. (a)	825	45,458
CA, Inc.	1,185	33,109
Citrix Systems, Inc. (a)	630	44,944
Dassault Systemes	486	31,220
Electronic Arts, Inc. (a)	1,135	40,417
Gemalto NV (d)	323	29,658
GungHo Online Entertainment, Inc.	4,000	19,043
Intuit, Inc.	1,050	92,032
Microsoft Corp.	30,920	1,433,451
Nexon Co., Ltd.	2,595	21,401
NICE-Systems Ltd.	208	8,491
Nintendo Co., Ltd.	500	54,464
Oracle Corp.	12,200	467,016
Oracle Corp. Japan	500	19,516
Red Hat, Inc. (a)	690	38,744
Sage Group PLC (The)	4,400	25,990
Salesforce.com, Inc. (a)	2,134	122,769
SAP SE	4,114	296,906
Symantec Corp.	2,555	60,068
Trend Micro, Inc./Japan	500	16,942
Xero Ltd. (a)	231	3,882

		3,027,295

Technology Hardware, Storage & Peripherals - 0.8%
Apple, Inc.	22,466	2,263,450
Brother Industries Ltd. (d)	800	14,784
Canon, Inc.	5,100	165,933
EMC Corp./MA	7,555	221,059
Hewlett-Packard Co.	6,960	246,871
Konica Minolta, Inc.	2,000	21,621
NEC Corp.	9,000	31,107
NetApp, Inc.	1,190	51,122
Nokia Oyj	16,723	141,996
Ricoh Co., Ltd.	3,000	32,230
SanDisk Corp.	870	85,217
Seagate Technology PLC	1,200	68,724
Seiko Epson Corp.	600	28,910
Western Digital Corp.	830	80,776

		3,453,800

		15,616,924

Consumer Discretionary - 3.2%
Auto Components - 0.2%
Aisin Seiki Co., Ltd.	900	32,485
BorgWarner, Inc.	830	43,666
Bridgestone Corp.	2,900	95,917
Cie Generale des Etablissements Michelin-Class B	815	76,765
Continental AG	499	94,524
Delphi Automotive PLC	1,141	69,989
Denso Corp.	2,200	101,500
GKN PLC	7,308	37,633
Goodyear Tire & Rubber Co. (The)	1,010	22,811
Johnson Controls, Inc.	2,480	109,120
NGK Spark Plug Co., Ltd.	1,000	29,425

Company	Shares	U.S. $ Value
NOK Corp.	700	16,070
Nokian Renkaat Oyj (d)	503	15,092
Stanley Electric Co., Ltd.	500	10,825
Sumitomo Electric Industries Ltd.	3,400	50,333
Sumitomo Rubber Industries Ltd.	1,200	17,070
Toyota Industries Corp.	700	33,864
Valeo SA	339	37,668
Yokohama Rubber Co., Ltd. (The)	2,000	17,331

		912,088

Automobiles - 0.6%
Bayerische Motoren Werke AG	1,478	157,960
Daihatsu Motor Co., Ltd. (d)	1,000	15,869
Daimler AG	4,296	328,072
Fiat SpA (a)(d)	5,440	52,429
Ford Motor Co.	14,470	214,011
Fuji Heavy Industries Ltd.	3,000	99,380
General Motors Co.	5,016	160,211
Harley-Davidson, Inc.	800	46,560
Honda Motor Co., Ltd.	7,300	250,462
Isuzu Motors Ltd.	2,500	35,356
Mazda Motor Corp.	2,200	55,340
Mitsubishi Motors Corp.	2,400	29,112
Nissan Motor Co., Ltd.	11,100	107,450
Peugeot SA (a)	2,295	29,366
Porsche Automobil Holding SE (Preference Shares)	684	54,565
Renault SA	857	61,995
Suzuki Motor Corp.	1,600	53,064
Toyota Motor Corp.	12,300	723,721
Volkswagen AG	140	28,927
Volkswagen AG (Preference Shares)	734	151,577
Yamaha Motor Co., Ltd.	1,200	23,514

		2,678,941

Distributors - 0.0%
Genuine Parts Co.	560	49,117
Jardine Cycle & Carriage Ltd.	1,000	33,607

		82,724

Diversified Consumer Services - 0.0%
Benesse Holdings, Inc. (d)	300	9,843
Gree, Inc. (d)	682	4,650
H&R Block, Inc.	1,020	31,630

		46,123

Hotels, Restaurants & Leisure - 0.4%
Accor SA	750	33,216
Carnival Corp.	1,685	67,686
Carnival PLC	818	32,573
Chipotle Mexican Grill, Inc.-Class A (a)	144	95,989
Compass Group PLC	7,648	123,356
Crown Resorts Ltd.	2,537	30,635
Darden Restaurants, Inc. (d)	470	24,186
Flight Centre Travel Group Ltd. (d)	471	17,617
Galaxy Entertainment Group Ltd.	8,911	51,737

Company	Shares	U.S. $ Value
Genting Singapore PLC	22,000	19,648
InterContinental Hotels Group PLC	1,133	43,690
Marriott International, Inc./DE-Class A	795	55,570
McDonald’s Corp.	3,680	348,901
McDonald’s Holdings Co. Japan Ltd. (d)	500	12,364
Oriental Land Co., Ltd./Japan	200	37,795
Sands China Ltd.	10,875	56,733
SJM Holdings Ltd.	13,014	24,777
Sodexo	292	28,564
Starbucks Corp.	2,810	212,043
Starwood Hotels & Resorts Worldwide, Inc.	695	57,831
Tatts Group Ltd.	6,512	17,929
TUI Travel PLC	2,386	15,017
Whitbread PLC	801	53,824
William Hill PLC	3,391	20,265
Wyndham Worldwide Corp.	450	36,567
Wynn Macau Ltd.	10,107	32,211
Wynn Resorts Ltd.	310	57,995
Yum! Brands, Inc.	1,645	118,407

		1,727,126

Household Durables - 0.2%
Casio Computer Co., Ltd. (d)	800	13,369
DR Horton, Inc.	1,205	24,727
Electrolux AB-Class B	2,430	64,007
Garmin Ltd. (d)	470	24,435
Harman International Industries, Inc.	240	23,530
Iida Group Holdings Co., Ltd.	867	10,605
Leggett & Platt, Inc.	475	16,587
Lennar Corp.-Class A	650	25,239
Mohawk Industries, Inc. (a)	250	33,705
Newell Rubbermaid, Inc.	1,025	35,270
Nikon Corp. (d)	1,500	21,695
Panasonic Corp.	9,900	117,992
Persimmon PLC (a)	1,354	29,135
PulteGroup, Inc.	1,235	21,810
Rinnai Corp.	200	16,593
Sekisui Chemical Co., Ltd.	2,000	22,986
Sekisui House Ltd.	2,000	23,571
Sharp Corp./Japan (a)	9,000	25,603
Sony Corp.	4,500	80,762
Whirlpool Corp.	300	43,695

		675,316

Internet & Catalog Retail - 0.2%
Amazon.com, Inc. (a)	1,430	461,089
ASOS PLC (a)	244	8,900
Expedia, Inc.	382	33,471
NetFlix, Inc. (a)	226	101,967
Priceline Group, Inc. (The) (a)	197	228,240
Rakuten, Inc.	3,245	37,355
TripAdvisor, Inc. (a)	412	37,665

		908,687

Company	Shares	U.S. $ Value
Leisure Products - 0.0%
Bandai Namco Holdings, Inc.	900	23,154
Hasbro, Inc.	400	21,998
Mattel, Inc.	1,235	37,853
Sankyo Co., Ltd.	300	10,751
Sega Sammy Holdings, Inc. (d)	700	11,271
Shimano, Inc.	400	48,657

		153,684

Media - 0.7%
Axel Springer SE	401	22,015
British Sky Broadcasting Group PLC	4,358	62,159
Cablevision Systems Corp.-Class A	780	13,658
CBS Corp.-Class B	1,790	95,765
Comcast Corp.-Class A	9,720	522,742
Dentsu, Inc.	1,000	38,090
DIRECTV (a)	1,865	161,360
Discovery Communications, Inc.-Class A (a)	545	20,601
Discovery Communications, Inc.-Class C (a)	995	37,094
Eutelsat Communications SA	1,052	33,969
Gannett Co., Inc.	800	23,736
Interpublic Group of Cos., Inc. (The)	1,495	27,388
ITV PLC	16,647	55,895
JCDecaux SA	1,374	43,377
Kabel Deutschland Holding AG	201	27,266
Lagardere SCA	177	4,737
News Corp.-Class A (a)	1,808	29,561
Omnicom Group, Inc.	960	66,106
Pearson PLC	3,650	73,373
ProSiebenSat.1 Media AG	637	25,254
Publicis Groupe SA	807	55,302
Reed Elsevier NV	5,063	114,861
Reed Elsevier PLC	5,173	82,701
RTL Group SA	312	26,724
Scripps Networks Interactive, Inc.-Class A	370	28,893
SES SA	971	33,573
Singapore Press Holdings Ltd.(d)	6,000	19,746
Telenet Group Holding NV (a)	194	11,149
Time Warner Cable, Inc.-Class A	1,065	152,817
Time Warner, Inc.	3,195	240,296
Toho Co., Ltd./Tokyo	1,000	22,593
Twenty-First Century Fox, Inc.-Class A	7,035	241,230
Viacom, Inc.-Class B	1,410	108,485
Walt Disney Co. (The)	5,914	526,524
WPP PLC	5,882	117,837

		3,166,877

Multiline Retail - 0.2%
Dollar General Corp. (a)	1,120	68,443
Dollar Tree, Inc. (a)	750	42,053
Don Quijote Holdings Co., Ltd.	500	28,694
Family Dollar Stores, Inc.	355	27,420
Isetan Mitsukoshi Holdings Ltd.	1,300	16,919
J Front Retailing Co., Ltd.	1,500	19,624
Kohl’s Corp.	780	47,603
Macy’s, Inc.	1,305	75,925
Marks & Spencer Group PLC	7,213	47,162
Next PLC	713	76,316
Nordstrom, Inc.	520	35,552
Target Corp.	2,375	148,865

		634,576

Company	Shares	U.S. $ Value
Specialty Retail - 0.4%
AutoNation, Inc. (a)	285	14,338
AutoZone, Inc. (a)	125	63,707
Bed Bath & Beyond, Inc. (a)	745	49,043
Best Buy Co., Inc.	1,050	35,270
CarMax, Inc. (a)	820	38,089
Dixons Carphone PLC	4,447	26,366
Fast Retailing Co., Ltd.	200	67,018
GameStop Corp.-Class A	415	17,098
Gap, Inc. (The)	1,005	41,898
Hennes & Mauritz AB-Class B	4,231	174,952
Hikari Tsushin, Inc.	200	14,218
Home Depot, Inc. (The)	5,080	466,039
Inditex SA	4,870	134,430
Kingfisher PLC	10,966	57,351
L Brands, Inc.	935	62,626
Lowe’s Cos., Inc.	3,690	195,275
Nitori Holdings Co., Ltd.	400	24,782
O’Reilly Automotive, Inc. (a)	390	58,640
PetSmart, Inc.	380	26,634
Ross Stores, Inc.	800	60,464
Sanrio Co., Ltd. (d)	500	14,494
Shimamura Co., Ltd.	200	18,387
Sports Direct International PLC (a)	1,618	16,167
Staples, Inc.	2,415	29,222
Tiffany & Co.	405	39,006
TJX Cos., Inc. (The)	2,570	152,067
Tractor Supply Co.	515	31,678
Urban Outfitters, Inc. (a)	335	12,295
USS Co., Ltd.	1,310	20,040
Yamada Denki Co., Ltd.	2,700	7,881

		1,969,475

Textiles, Apparel & Luxury Goods - 0.3%
Adidas AG	932	69,542
Asics Corp.	1,000	22,554
Burberry Group PLC	1,975	48,175
Christian Dior SA	166	27,809
Cie Financiere Richemont SA	2,331	190,539
Coach, Inc.	1,030	36,678
Fossil Group, Inc. (a)	169	15,869
Hugo Boss AG	198	24,683
Kering	338	68,147
Li & Fung Ltd.	48,000	54,523
Luxottica Group SpA	759	39,451
LVMH Moet Hennessy Louis Vuitton SA	1,256	203,952
Michael Kors Holdings Ltd. (a)	759	54,185
NIKE, Inc.-Class B	2,660	237,272
Pandora A/S	468	36,540
PVH Corp.	295	35,739
Ralph Lauren Corp.	240	39,535
Swatch Group AG (The)	137	64,924
Swatch Group AG (The) (REG)	522	45,603
Under Armour, Inc.-Class A (a)	647	44,708
VF Corp.	1,310	86,499

		1,446,927

		14,402,544

Company	Shares	U.S. $ Value
Industrials - 3.1%
Aerospace & Defense - 0.5%
Airbus Group NV	2,598	163,311
BAE Systems PLC	14,460	110,065
Boeing Co. (The)	2,510	319,724
Cobham PLC	7,675	36,132
General Dynamics Corp.	1,210	153,779
Honeywell International, Inc.	2,955	275,170
L-3 Communications Holdings, Inc.	325	38,649
Lockheed Martin Corp.	1,050	191,919
Meggitt PLC	2,537	18,505
Northrop Grumman Corp.	790	104,090
Precision Castparts Corp.	540	127,915
Raytheon Co.	1,150	116,863
Rockwell Collins, Inc.	500	39,250
Rolls-Royce Holdings PLC (a)	8,396	130,672
Safran SA	1,117	72,419
Singapore Technologies Engineering Ltd.	19,000	54,298
Textron, Inc.	1,005	36,170
Thales SA	694	36,936
United Technologies Corp.	3,225	340,560
Zodiac Aerospace	1,135	36,194

		2,402,621

Air Freight & Logistics - 0.2%
CH Robinson Worldwide, Inc.	565	37,471
Deutsche Post AG	4,049	129,062
Expeditors International of Washington, Inc.	720	29,218
FedEx Corp.	1,015	163,872
Kuehne & Nagel International AG	432	54,433
Royal Mail PLC	2,926	18,537
United Parcel Service, Inc.-Class B	2,655	260,960
Yamato Holdings Co., Ltd.	1,600	29,794

		723,347

Airlines – 0.1%
ANA Holdings, Inc.	8,000	18,596
Cathay Pacific Airways Ltd.	20,000	36,797
Delta Air Lines, Inc.	3,152	113,945
Deutsche Lufthansa AG (REG)	1,092	17,147
International Consolidated Airlines Group SA (a)	4,346	25,847
Japan Airlines Co., Ltd.	944	25,830
Singapore Airlines Ltd.	3,000	23,122
Southwest Airlines Co.	2,555	86,282

		347,566

Building Products - 0.1%
Allegion PLC	335	15,959
Asahi Glass Co., Ltd.	4,000	21,699
Assa Abloy AB-Class B	1,164	59,815
Cie de St-Gobain	1,779	81,285
Daikin Industries Ltd.	1,000	62,033
Geberit AG	168	54,149

Company	Shares	U.S. $ Value
LIXIL Group Corp. (d)	1,200	25,601
Masco Corp.	1,305	31,216
TOTO Ltd.	2,000	22,003

		373,760

Commercial Services & Supplies - 0.1%
ADT Corp. (The)	647	22,943
Aggreko PLC	1,141	28,558
Babcock International Group PLC	2,255	39,791
Brambles Ltd.	6,954	57,848
Cintas Corp.	335	23,648
Dai Nippon Printing Co., Ltd.	2,000	20,068
Edenred	818	20,156
G4S PLC	6,839	27,732
Iron Mountain, Inc.	614	20,047
Pitney Bowes, Inc.	705	17,618
Republic Services, Inc.-Class A	950	37,069
Secom Co., Ltd.	900	53,617
Societe BIC SA	221	28,488
Stericycle, Inc. (a)	310	36,134
Toppan Printing Co., Ltd.	2,000	14,373
Tyco International Ltd.	1,645	73,318
Waste Management, Inc.	1,595	75,810

		597,218

Construction & Engineering - 0.1%
ACS Actividades de Construccion y Servicios SA	667	25,566
Bouygues SA	1,739	56,230
Chiyoda Corp.	1,000	11,059
Ferrovial SA	1,957	37,861
Fluor Corp.	565	37,736
Jacobs Engineering Group, Inc. (a)	465	22,701
JGC Corp.	1,000	27,322
Kajima Corp.	7,000	33,507
Leighton Holdings Ltd.(d)	1,344	22,733
Obayashi Corp.	3,000	20,531
OCI (a)	320	9,871
Quanta Services, Inc. (a)	765	27,762
Shimizu Corp.	4,000	31,564
Skanska AB-Class B	3,301	68,077
Taisei Corp.	5,000	28,208
Vinci SA	2,135	123,896

		584,624

Electrical Equipment - 0.3%
ABB Ltd. (REG) (a)	9,800	219,222
Alstom SA (a)	1,012	34,702
AMETEK, Inc.	899	45,139
Eaton Corp. PLC	1,794	113,686
Emerson Electric Co.	2,600	162,708
First Solar, Inc. (a)	270	17,769
Fuji Electric Co., Ltd.	4,000	19,360
Legrand SA	1,194	62,044
Mitsubishi Electric Corp.	9,000	119,981
Nidec Corp.	1,000	67,577
Osram Licht AG (a)	292	10,834
Prysmian SpA	1,074	19,872

Company	Shares	U.S. $ Value
Rockwell Automation, Inc.	530	58,236
Schneider Electric SE (Paris)	2,438	187,049
Vestas Wind Systems A/S (a)	1,008	39,299

		1,177,478

Industrial Conglomerates - 0.5%
3M Co.	2,455	347,824
Danaher Corp.	2,290	173,994
General Electric Co.	37,620	963,824
Hutchison Whampoa Ltd.	10,000	120,886
Keppel Corp., Ltd.	4,000	32,902
Koninklijke Philips NV	3,341	106,243
Roper Industries, Inc.	375	54,859
Siemens AG	3,541	421,351
Smiths Group PLC	2,461	50,301
Toshiba Corp.	18,000	83,559

		2,355,743

Machinery - 0.5%
Alfa Laval AB	3,611	76,935
Amada Co., Ltd.	3,000	28,602
Andritz AG	375	19,967
Atlas Copco AB-Class A	1,805	51,503
Atlas Copco AB-Class B	1,715	44,322
Caterpillar, Inc.	2,385	236,187
CNH Industrial NV	2,876	22,781
Cummins, Inc.	650	85,787
Deere & Co. (d)	1,335	109,457
Dover Corp.	635	51,010
FANUC Corp.	900	162,767
Flowserve Corp.	510	35,965
GEA Group AG	896	38,925
Hino Motors Ltd.	2,000	27,986
Hitachi Construction Machinery Co., Ltd. (d)	700	14,093
IHI Corp.	6,000	31,094
Illinois Tool Works, Inc.	1,375	116,077
IMI PLC	1,025	20,383
Ingersoll-Rand PLC	1,005	56,642
Joy Global, Inc.	385	20,998
JTEKT Corp.	1,400	23,466
Kawasaki Heavy Industries Ltd.	5,000	19,990
Komatsu Ltd.	4,200	97,067
Kone Oyj-Class B	1,392	55,729
Kubota Corp. (d)	5,000	79,167
Makita Corp.	400	22,597
MAN SE	407	45,801
Melrose Industries PLC	4,948	19,805
Metso Oyj	571	20,229
Mitsubishi Heavy Industries Ltd.	14,000	90,130
NGK Insulators Ltd.	1,000	23,837
NSK Ltd.	2,000	28,526
PACCAR, Inc.	1,310	74,506
Pall Corp.	395	33,061
Parker-Hannifin Corp.	545	62,212
Pentair PLC	710	46,498
Sandvik AB	2,698	30,302
Schindler Holding AG	137	18,557
Schindler Holding AG (REG)	271	36,164

Company	Shares	U.S. $ Value
SembCorp Marine Ltd. (d)	7,000	20,498
SKF AB-Class B	1,658	34,517
SMC Corp./Japan	200	55,148
Snap-On, Inc.	220	26,638
Stanley Black & Decker, Inc.	615	54,606
Sumitomo Heavy Industries Ltd.	6,000	33,794
Vallourec SA	641	29,499
Volvo AB-Class B	6,759	73,125
Wartsila Oyj Abp	793	35,335
Weir Group PLC (The)	950	38,366
Xylem, Inc./NY	685	24,311
Zardoya Otis SA (d)	1,239	15,356

		2,520,318

Marine - 0.0%
AP Moeller - Maersk A/S-Class A	15	34,601
AP Moeller - Maersk A/S-Class B	30	71,065
Mitsui OSK Lines Ltd.	4,000	12,781
Nippon Yusen KK	5,000	13,183

		131,630

Professional Services - 0.1%
Adecco SA (a)	590	39,884
Bureau Veritas SA	1,236	27,317
Capita PLC	2,937	55,290
Dun & Bradstreet Corp. (The)	165	19,383
Equifax, Inc.	455	34,007
Experian PLC	4,508	71,634
Intertek Group PLC	720	30,513
Nielsen NV	1,116	49,472
Randstad Holding NV	1,613	74,939
Robert Half International, Inc.	485	23,765
SGS SA	24	49,655

		475,859

Road & Rail - 0.3%
Asciano Ltd.	8,374	44,266
Aurizon Holdings Ltd.	6,403	25,363
Central Japan Railway Co.	644	86,868
CSX Corp.	3,710	118,943
DSV A/S	511	14,369
East Japan Railway Co.	1,500	112,354
Hankyu Hanshin Holdings, Inc.	5,000	29,115
Kansas City Southern	420	50,904
Keikyu Corp.	2,000	16,695
Keio Corp. (d)	3,000	22,167
Keisei Electric Railway Co., Ltd.	2,000	20,081
Kintetsu Corp. (d)	8,000	26,913
MTR Corp., Ltd.	7,000	27,494
Nippon Express Co., Ltd.	3,000	12,565
Norfolk Southern Corp.	1,190	132,804
Odakyu Electric Railway Co., Ltd.	2,000	18,290
Ryder System, Inc.	215	19,344
Tobu Railway Co., Ltd.	3,000	15,085
Tokyu Corp.	5,000	32,769
Union Pacific Corp.	3,400	368,628
West Japan Railway Co.	751	33,609

		1,228,626

Company	Shares	U.S. $ Value
Trading Companies & Distributors - 0.2%
Brenntag AG	567	27,751
Bunzl PLC	1,482	38,561
Fastenal Co.	1,030	46,247
ITOCHU Corp.	7,000	85,491
Marubeni Corp.	7,000	47,900
Mitsubishi Corp.	6,300	129,026
Mitsui & Co., Ltd. (d)	7,800	123,038
Sumitomo Corp. (d)	5,000	55,186
Toyota Tsusho Corp.	700	17,051
Travis Perkins PLC	1,092	29,339
United Rentals, Inc. (a)	350	38,885
Wolseley PLC	1,423	74,535
WW Grainger, Inc.	230	57,880

		770,890

Transportation Infrastructure - 0.1%
Abertis Infraestructuras SA	1,637	32,281
Aeroports de Paris	305	36,521
Atlantia SpA	2,911	71,511
Auckland International Airport Ltd.	3,663	11,004
Hutchison Port Holdings Trust-Class U	43,553	30,464
Mitsubishi Logistics Corp.	1,000	14,368
Sydney Airport	15,829	59,098
Transurban Group	7,856	53,040

		308,287

		13,997,967

Consumer Staples - 2.8%
Beverages - 0.6%
Anheuser-Busch InBev NV	3,588	397,902
Asahi Group Holdings Ltd.	1,700	49,175
Brown-Forman Corp.-Class B	602	54,312
Carlsberg A/S-Class B	478	42,452
Coca-Cola Amatil Ltd.	3,316	25,456
Coca-Cola Co. (The)	14,780	630,515
Coca-Cola Enterprises, Inc.	850	37,706
Coca-Cola HBC AG (a)	892	19,250
Constellation Brands, Inc.-Class A (a)	620	54,039
Diageo PLC	11,209	323,291
Dr Pepper Snapple Group, Inc.	720	46,303
Heineken NV	1,245	92,982
Kirin Holdings Co., Ltd.	4,000	53,067
Molson Coors Brewing Co.-Class B	600	44,664
Monster Beverage Corp. (a)	560	51,335
PepsiCo, Inc.	5,675	528,286
Pernod Ricard SA	946	107,069
Remy Cointreau SA	195	14,039
SABMiller PLC (London)	4,293	237,909
Suntory Beverage & Food Ltd.	848	30,029
Treasury Wine Estates Ltd.	5,315	19,648

		2,859,429

Company	Shares	U.S. $ Value
Food & Staples Retailing - 0.6%
Aeon Co., Ltd.	2,700	26,901
Carrefour SA	2,692	83,141
Casino Guichard Perrachon SA	482	51,856
Colruyt SA (d)	393	17,316
Costco Wholesale Corp.	1,665	208,658
CVS Health Corp.	4,330	344,625
Delhaize Group SA	404	28,077
Distribuidora Internacional de Alimentacion SA	2,417	17,321
FamilyMart Co., Ltd.	400	15,266
J Sainsbury PLC	5,506	22,390
Jeronimo Martins SGPS SA	1,190	13,095
Koninklijke Ahold NV	5,462	88,351
Kroger Co. (The)	1,815	94,380
Lawson, Inc.	200	13,993
Metro AG (a)	1,551	50,865
Safeway, Inc.	845	28,983
Seven & I Holdings Co., Ltd.	3,400	131,874
Sysco Corp.	2,155	81,782
Tesco PLC	36,078	107,774
Wal-Mart Stores, Inc.	5,913	452,167
Walgreen Co.	3,295	195,295
Wesfarmers Ltd.	5,147	189,676
Whole Foods Market, Inc.	1,320	50,305
WM Morrison Supermarkets PLC	9,857	26,821
Woolworths Ltd.	5,562	166,549

		2,507,461

Food Products – 0.7%
Ajinomoto Co., Inc.	3,000	49,890
Archer-Daniels-Midland Co.	2,415	123,406
Aryzta AG (a)	470	40,499
Associated British Foods PLC	1,705	73,910
Campbell Soup Co.	675	28,843
Chocoladefabriken Lindt & Spruengli AG (REG)	1	59,269
ConAgra Foods, Inc.	1,585	52,368
Danone SA	2,621	175,518
General Mills, Inc.	2,285	115,278
Golden Agri-Resources Ltd.	48,000	19,393
Hershey Co. (The)	550	52,487
Hormel Foods Corp.	475	24,410
JM Smucker Co. (The)	395	39,101
Kellogg Co.	965	59,444
Kerry Group PLC-Class A	781	55,063
Keurig Green Mountain, Inc.	478	62,202
Kraft Foods Group, Inc.	2,228	125,659
McCormick & Co., Inc./MD	475	31,778
Mead Johnson Nutrition Co.-Class A	760	73,127
MEIJI Holdings Co., Ltd. (d)	300	23,724
Mondelez International, Inc.-Class A	6,285	215,356
Nestle SA	14,400	1,058,270
NH Foods Ltd	1,000	21,233
Nissin Foods Holdings Co., Ltd. (d)	400	20,769
Orkla ASA	2,074	18,747
Tate & Lyle PLC	2,078	19,807
Toyo Suisan Kaisha Ltd.	1,000	33,205
Tyson Foods, Inc.-Class A	1,075	42,323
Unilever NV	7,274	288,670
Unilever PLC	5,731	239,888
Wilmar International Ltd.	9,000	21,769
Yakult Honsha Co., Ltd. (d)	400	21,009

		3,286,415

Company	Shares	U.S. $ Value
Household Products - 0.4%
Clorox Co. (The)	470	45,139
Colgate-Palmolive Co.	3,200	208,704
Henkel AG & Co. KGaA	579	53,994
Henkel AG & Co. KGaA (Preference Shares)	796	79,243
Kimberly-Clark Corp.	1,415	152,211
Procter & Gamble Co. (The)	10,165	851,217
Reckitt Benckiser Group PLC	2,888	249,690
Svenska Cellulosa AB SCA-Class B	2,115	50,255
Unicharm Corp.	1,500	34,187

		1,724,640

Personal Products - 0.1%
Avon Products, Inc.	1,555	19,593
Beiersdorf AG	310	25,793
Estee Lauder Cos., Inc. (The)-Class A	840	62,765
Kao Corp.	2,300	89,752
L’Oreal SA	1,080	171,282
Shiseido Co., Ltd.	1,600	26,393

		395,578

Tobacco - 0.4%
Altria Group, Inc.	7,410	340,416
British American Tobacco PLC	8,566	482,699
Imperial Tobacco Group PLC	4,350	187,293
Japan Tobacco, Inc.	4,912	159,618
Lorillard, Inc.	1,340	80,279
Philip Morris International, Inc.	5,850	487,890
Reynolds American, Inc.	1,135	66,965
Swedish Match AB	831	26,884

		1,832,044

		12,605,567

Energy - 2.3%
Energy Equipment & Services - 0.3%
Akastor ASA	1,244	5,009
Aker Solutions ASA (a)(e)	1,244	12,392
AMEC PLC	1,606	28,658
Baker Hughes, Inc.	1,610	104,747
Cameron International Corp. (a)	770	51,113
Diamond Offshore Drilling, Inc. (d)	240	8,225
Ensco PLC-Class A	850	35,113
FMC Technologies, Inc. (a)	860	46,707
Fugro NV (d)	538	16,244
Halliburton Co.	3,190	205,787
Helmerich & Payne, Inc.	435	42,573
Nabors Industries Ltd.	1,065	24,239
National Oilwell Varco, Inc.	1,605	122,140
Noble Corp. PLC	925	20,553
Petrofac Ltd.	1,166	19,538
Saipem SpA (a)	1,479	31,364
Schlumberger Ltd.	4,885	496,756

Company	Shares	U.S. $ Value
Seadrill Ltd. (d)	1,676	44,780
Subsea 7 SA	1,066	15,223
Technip SA	267	22,398
Tenaris SA	1,269	28,958
Transocean Ltd. (d)	1,250	39,962
Transocean Ltd. (Zurich) (d)	1,255	40,366

		1,462,845

Oil, Gas & Consumable Fuels - 2.0%
Anadarko Petroleum Corp.	1,895	192,229
Apache Corp.	1,445	135,642
BG Group PLC	15,199	280,586
BP PLC	84,788	620,253
Cabot Oil & Gas Corp.	1,540	50,343
Caltex Australia Ltd.	1,410	34,514
Chesapeake Energy Corp.	1,945	44,716
Chevron Corp.	7,130	850,752
Cimarex Energy Co.	327	41,375
ConocoPhillips	4,620	353,522
CONSOL Energy, Inc.	840	31,802
Delek Group Ltd.	11	4,163
Denbury Resources, Inc.	1,310	19,689
Devon Energy Corp.	1,420	96,816
ENI SpA	11,360	269,530
EOG Resources, Inc.	2,060	203,981
EQT Corp.	590	54,009
Exxon Mobil Corp.	16,037	1,508,280
Galp Energia SGPS SA	1,550	25,191
Hess Corp.	990	93,377
Idemitsu Kosan Co., Ltd.	1,200	25,488
Inpex Corp.	4,000	56,552
JX Holdings, Inc.	10,000	46,108
Kinder Morgan, Inc./DE	2,425	92,974
Koninklijke Vopak NV	502	27,050
Lundin Petroleum AB (a)	856	14,470
Marathon Oil Corp.	2,505	94,163
Marathon Petroleum Corp.	1,062	89,920
Murphy Oil Corp.	605	34,431
Neste Oil Oyj	572	11,776
Newfield Exploration Co. (a)	470	17,423
Noble Energy, Inc.	1,350	92,286
Occidental Petroleum Corp.	2,950	283,642
OMV AG	658	22,126
ONEOK, Inc.	770	50,473
Origin Energy Ltd.	4,903	64,122
Phillips 66	2,110	171,564
Pioneer Natural Resources Co.	565	111,288
QEP Resources, Inc.	575	17,699
Range Resources Corp.	650	44,077
Repsol SA	3,820	90,626
Royal Dutch Shell PLC-Class A	17,357	663,392
Royal Dutch Shell PLC-Class B	11,041	436,495
Santos Ltd.	4,317	51,634
Southwestern Energy Co. (a)	1,295	45,260
Spectra Energy Corp.	2,485	97,561
Statoil ASA	4,983	135,666
Tesoro Corp.	475	28,966
TonenGeneral Sekiyu KK	2,000	17,494

Company	Shares	U.S. $ Value
Total SA (d)	9,552	618,531
Tullow Oil PLC	4,387	45,739
Valero Energy Corp.	1,975	91,383
Williams Cos., Inc. (The)	2,505	138,652
Woodside Petroleum Ltd.	2,943	104,499

		8,844,300

		10,307,145

Materials - 1.4%
Chemicals - 0.7%
Air Liquide SA	1,531	186,661
Air Products & Chemicals, Inc.	720	93,730
Air Water, Inc.	1,000	14,896
Airgas, Inc.	240	26,556
Akzo Nobel NV	704	48,168
Arkema SA	450	30,154
Asahi Kasei Corp.	6,000	48,794
BASF SE	4,101	374,082
CF Industries Holdings, Inc.	190	53,052
Croda International PLC	549	18,206
Dow Chemical Co. (The)	4,225	221,559
Eastman Chemical Co.	580	46,916
Ecolab, Inc.	1,040	119,423
EI du Pont de Nemours & Co.	3,445	247,213
EMS-Chemie Holding AG (REG)	109	45,104
FMC Corp.	480	27,451
Givaudan SA (a)	37	58,978
Hitachi Chemical Co., Ltd.	900	15,986
Incitec Pivot Ltd.	7,611	18,029
International Flavors & Fragrances, Inc.	300	28,764
Israel Chemicals Ltd.	1,432	10,287
Israel Corp., Ltd. (The) (a)	16	8,993
Johnson Matthey PLC	915	43,148
JSR Corp.	800	13,961
K&S AG	1,472	41,524
Kansai Paint Co., Ltd.	1,000	14,951
Kuraray Co., Ltd.(d)	1,000	11,747
Lanxess AG	509	28,098
Linde AG	827	158,296
LyondellBasell Industries NV-Class A	1,599	173,747
Mitsubishi Chemical Holdings Corp.	6,000	29,536
Mitsubishi Gas Chemical Co., Inc.	2,000	12,751
Monsanto Co.	1,990	223,895
Mosaic Co. (The)	1,180	52,404
Nippon Paint Co., Ltd.	1,000	22,558
Nitto Denko Corp.	600	32,854
Novozymes A/S-Class B	1,129	48,858
Orica Ltd.	2,259	37,282
PPG Industries, Inc.	550	108,207
Praxair, Inc.	1,090	140,610
Sherwin-Williams Co. (The)	315	68,982
Shin-Etsu Chemical Co., Ltd.	1,800	117,934
Sigma-Aldrich Corp.	455	61,885
Sika AG	6	20,746
Solvay SA	236	36,246
Sumitomo Chemical Co., Ltd.	7,000	25,002
Syngenta AG	416	131,725
Taiyo Nippon Sanso Corp. (d)	2,000	17,656

Company	Shares	U.S. $ Value
Teijin Ltd.	5,000	12,081
Toray Industries, Inc.	7,000	46,277
Umicore SA	509	22,191
Yara International ASA	541	27,165

		3,525,319

Construction Materials - 0.1%
CRH PLC	3,257	73,968
Fletcher Building Ltd.	3,064	21,002
HeidelbergCement AG	440	28,961
Holcim Ltd. (a)	816	59,365
James Hardie Industries PLC	3,449	36,084
Lafarge SA	832	59,876
Martin Marietta Materials, Inc.	227	29,269
Taiheiyo Cement Corp. (d)	5,000	18,858
Vulcan Materials Co.	465	28,007

		355,390

Containers & Packaging - 0.1%
Amcor Ltd./Australia	5,378	53,270
Avery Dennison Corp.	335	14,958
Ball Corp.	510	32,268
Bemis Co., Inc.	330	12,546
MeadWestvaco Corp.	620	25,383
Owens-Illinois, Inc. (a)	560	14,588
Rexam PLC	3,136	24,929
Sealed Air Corp.	790	27,555
Toyo Seikan Group Holdings Ltd.	1,700	21,075

		226,572

Metals & Mining - 0.5%
Alcoa, Inc.	4,370	70,313
Allegheny Technologies, Inc.	385	14,284
Anglo American PLC	6,223	138,784
Antofagasta PLC	1,773	20,631
ArcelorMittal (Euronext Amsterdam)	8,908	121,881
BHP Billiton Ltd.	14,341	422,679
BHP Billiton PLC	9,431	260,867
Boliden AB	1,652	26,674
Fortescue Metals Group Ltd.	6,938	21,078
Freeport-McMoRan, Inc.	3,875	126,519
Fresnillo PLC	1,459	17,894
Glencore PLC (a)	47,381	262,412
Hitachi Metals Ltd.	1,000	18,025
Iluka Resources Ltd.	2,008	13,811
JFE Holdings, Inc.	2,200	43,948
Kobe Steel Ltd. (d)	12,000	19,488
Mitsubishi Materials Corp.	7,000	22,649
Newcrest Mining Ltd. (a)	2,055	18,885
Newmont Mining Corp.	1,795	41,375
Nippon Steel & Sumitomo Metal Corp.	34,000	88,269
Norsk Hydro ASA	6,514	36,418
Nucor Corp.	1,210	65,679
Randgold Resources Ltd.	390	26,439
Rio Tinto Ltd.	1,946	101,340
Rio Tinto PLC	5,676	278,123
Sumitomo Metal Mining Co., Ltd.	2,000	28,147
ThyssenKrupp AG (a)	2,036	53,155
Voestalpine AG	442	17,454

		2,377,221

Company	Shares	U.S. $ Value
Paper & Forest Products - 0.0%
International Paper Co.	1,565	74,713
OJI Holdings Corp. (d)	4,000	15,143
Stora Enso Oyj-Class R	2,457	20,385
UPM-Kymmene Oyj	2,358	33,520

		143,761

		6,628,263

Telecommunication Services - 1.0%
Diversified Telecommunication Services - 0.8%
AT&T, Inc.	19,448	685,347
Belgacom SA	795	27,679
Bezeq The Israeli Telecommunication Corp., Ltd.	7,158	12,356
BT Group PLC	35,190	215,856
CenturyLink, Inc.	2,110	86,278
Deutsche Telekom AG	14,013	212,108
Elisa Oyj	635	16,822
Frontier Communications Corp.	3,660	23,827
HKT Trust and HKT Ltd.	18,882	22,810
Iliad SA	163	34,385
Inmarsat PLC	1,541	17,479
Koninklijke KPN NV (a)	2,757	8,827
Nippon Telegraph & Telephone Corp.	1,900	117,827
Orange SA	8,280	123,559
Singapore Telecommunications Ltd.	36,000	108,038
Spark New Zealand Ltd	9,734	22,559
Swisscom AG	104	58,951
TDC A/S	3,390	25,682
Telecom Italia SpA (ordinary shares) (a)	64,157	73,381
Telecom Italia SpA (savings shares)	16,898	14,936
Telefonica SA	18,290	282,474
Telekom Austria AG	1,044	9,408
Telenor ASA	3,853	84,564
TeliaSonera AB	10,613	73,189
Telstra Corp., Ltd.	20,376	94,540
Verizon Communications, Inc.	15,545	777,095
Vivendi SA (a)	5,418	130,833
Windstream Holdings, Inc.	2,175	23,446
Ziggo NV (a)	1,595	74,696

		3,458,952

Wireless Telecommunication Services - 0.2%
KDDI Corp.	2,622	157,730
Millicom International Cellular SA	641	51,340
NTT DoCoMo, Inc. (d)	6,800	113,888
SoftBank Corp.	4,300	300,350
StarHub Ltd.	4,000	12,910
Vodafone Group PLC	118,560	390,682

		1,026,900

		4,485,852

Company	Shares	U.S. $ Value
Utilities - 0.9%
Electric Utilities - 0.4%
American Electric Power Co., Inc.	1,825	95,283
AusNet Services	12,753	15,212
Cheung Kong Infrastructure Holdings Ltd.	7,000	49,102
Chubu Electric Power Co., Inc. (a)	2,900	33,293
Chugoku Electric Power Co., Inc. (The)	1,300	16,671
CLP Holdings Ltd.	8,500	68,223
Contact Energy Ltd.	2,149	10,033
Duke Energy Corp.	2,632	196,795
Edison International	1,215	67,943
EDP - Energias de Portugal SA	10,415	45,416
Electricite de France SA	1,042	34,185
Enel SpA	29,393	155,492
Entergy Corp.	675	52,198
Exelon Corp.	3,197	108,986
FirstEnergy Corp.	1,535	51,530
Fortum Oyj	1,983	48,349
Hokuriku Electric Power Co. (d)	1,600	21,019
Iberdrola SA	22,931	163,908
Kansai Electric Power Co., Inc. (The) (a)	3,100	29,292
Kyushu Electric Power Co., Inc. (a)	1,900	20,480
NextEra Energy, Inc.	1,645	154,433
Northeast Utilities	1,160	51,388
Pepco Holdings, Inc.	890	23,816
Pinnacle West Capital Corp.	385	21,036
Power Assets Holdings Ltd.	3,500	30,981
PPL Corp.	2,445	80,294
Red Electrica Corp. SA	483	41,807
Shikoku Electric Power Co., Inc. (a) (d)	700	8,981
Southern Co. (The)	3,360	146,664
SSE PLC	4,306	107,824
Tohoku Electric Power Co., Inc.	1,400	15,911
Tokyo Electric Power Co., Inc. (a)	5,500	19,257
Xcel Energy, Inc.	1,870	56,848

		2,042,650

Gas Utilities - 0.1%
AGL Resources, Inc.	448	23,000
APA Group	2,828	18,398
Enagas SA	853	27,432
Gas Natural SDG SA	1,571	46,214
Hong Kong & China Gas Co., Ltd.	32,340	70,137
Osaka Gas Co., Ltd.	8,000	32,124
Snam SpA	6,059	33,457
Toho Gas Co., Ltd. (d)	2,000	11,261
Tokyo Gas Co., Ltd.	11,000	61,810

		323,833

Independent Power Producers & Energy Traders - 0.0%
AES Corp./VA	2,385	33,819
Electric Power Development Co., Ltd.	500	16,338
Enel Green Power SpA	25,579	65,289
NRG Energy, Inc.	1,240	37,795

		153,241

Company	Shares	U.S. $ Value
Multi-Utilities - 0.4%
AGL Energy Ltd.	3,037	35,976
Ameren Corp.	910	34,880
CenterPoint Energy, Inc.	1,545	37,806
Centrica PLC	23,112	115,189
CMS Energy Corp.	970	28,770
Consolidated Edison, Inc.	1,080	61,193
Dominion Resources, Inc./VA	2,185	150,962
DTE Energy Co.	670	50,974
E.ON SE	8,042	146,860
GDF Suez	5,926	148,627
Integrys Energy Group, Inc.	300	19,446
National Grid PLC	16,377	235,418
NiSource, Inc.	1,155	47,332
PG&E Corp.	1,775	79,946
Public Service Enterprise Group, Inc.	1,855	69,080
RWE AG	2,185	85,041
SCANA Corp.	545	27,037
Sempra Energy	860	90,627
Suez Environnement Co.	1,324	22,395
TECO Energy, Inc.	875	15,207
United Utilities Group PLC	2,853	37,268
Veolia Environnement SA	1,552	27,367
Wisconsin Energy Corp.	850	36,550

		1,603,951

Water Utilities - 0.0%
Severn Trent PLC	1,196	36,337

		4,160,012

Total Common Stocks (cost $97,505,283)		123,246,069

	Principal Amount (000)
GOVERNMENTS - TREASURIES - 20.6%
United States - 20.6%
U.S. Treasury Bonds
2.75%, 8/15/42	$775	710,094
2.875%, 5/15/43	350	327,852
3.125%, 11/15/41-2/15/42	1,360	1,347,789
3.125%, 2/15/43 (f)	1,465	1,443,482
3.50%, 2/15/39	358	380,878
3.625%, 8/15/43	1,735	1,875,427
3.75%, 8/15/41	220	244,234
3.875%, 8/15/40	280	316,969
4.25%, 5/15/39	240	287,100
4.375%, 11/15/39-5/15/41	1,258	1,536,767
4.50%, 8/15/39	220	273,041
4.75%, 2/15/37-2/15/41	401	517,443
5.375%, 2/15/31	650	860,336
6.00%, 2/15/26	762	1,017,032
6.25%, 8/15/23-5/15/30	724	1,019,348
6.875%, 8/15/25	325	458,859
7.25%, 5/15/16-8/15/22	4,093	4,734,828
7.50%, 11/15/16	92	105,168
7.625%, 2/15/25	55	80,798
8.00%, 11/15/21	123	170,201

Company	Principal Amount (000)	U.S. $ Value
U.S. Treasury Notes
0.375%, 1/31/16	2,397	2,400,464
0.50%, 7/31/17	3,520	3,466,651
0.75%, 2/28/18-3/31/18	5,625	5,513,205
0.875%, 11/30/16-4/30/17	2,315	2,318,571
1.00%, 9/30/16-5/31/18	5,855	5,832,691
1.25%, 11/30/18-4/30/19	5,994	5,882,532
1.375%, 11/30/15-2/28/19	15,232	15,313,009
1.50%, 5/31/19	1,205	1,192,281
1.625%, 8/15/22-11/15/22	2,090	1,979,332
1.75%, 7/31/15-5/15/23	3,600	3,534,623
1.875%, 10/31/17	1,100	1,124,063
2.00%, 4/30/16-2/15/23	3,760	3,703,117
2.125%, 12/31/15-8/15/21	825	832,660
2.25%, 11/30/17	584	602,934
2.375%, 7/31/17	416	431,159
2.50%, 8/15/23-5/15/24	2,242	2,251,198
2.625%, 1/31/18-11/15/20	3,140	3,252,812
2.75%, 5/31/17-11/15/23	2,875	3,006,575
3.00%, 2/28/17	889	935,186
3.125%, 10/31/16-5/15/21	1,111	1,171,706
3.25%, 7/31/16	1,147	1,203,902
3.375%, 11/15/19	1,055	1,135,856
3.625%, 2/15/20-2/15/21	1,425	1,553,615
3.75%, 11/15/18	6,205	6,747,454

Total Governments - Treasuries (cost $93,617,920)		93,093,242

	Shares
INVESTMENT COMPANIES - 17.5%
Funds and Investment Trusts - 17.5%
iShares Core MSCI Emerging Markets ETF	151,991	7,605,630
iShares MSCI EAFE ETF	43,003	2,757,352
SPDR S&P 500 ETF Trust	319,592	62,966,016
Vanguard REIT ETF (d)	46,471	3,338,941
Vanguard Small-Cap ETF (d)	21,580	2,387,396

Total Investment Companies (cost $76,352,285)		79,055,335

	Contracts
OPTIONS PURCHASED - PUTS - 0.1%
Options on Indices - 0.1%
S&P 500 Index
Expiration: Oct 2014, Exercise Price: $ 1,880.00 (a)(g)	81	43,740
S&P 500 Index
Expiration: Nov 2014, Exercise Price: $ 1,860.00 (a)(g)	136	212,160

Total Options Purchased - Puts (cost $515,847)		255,900

Company	Shares	U.S. $ Value
RIGHTS - 0.0%
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Banco Bilbao Vizcaya Argentaria SA, expiring 9/29/14 (a)	25,822	2,577

Financials - 0.0%
Banks - 0.0%
Banco Popular Espanol SA, expiring 9/29/14 (a)	7,493	104

Consumer Discretionary - 0.0%
Automobiles - 0.0%
Fiat SpA, expiring 6/10/14 (a)(d)	5,440	0

Total Rights (cost $2,735)		2,681

SHORT-TERM INVESTMENTS - 30.0%
Investment Companies - 30.0%
AllianceBernstein Fixed-Income Shares, Inc.-Government STIF Portfolio, 0.07% (h)(i) (Cost $135,843,301)	135,843,301	135,843,301

Total Investments Before Security Lending Collateral for Securities Loaned - 95.4% (cost $403,837,371)		431,496,528

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 1.8%
Investment Companies - 1.8%
AllianceBernstein Exchange Reserves-Class I, 0.04% (h)(i) (Cost $8,035,150)	8,035,150	8,035,150

Total Investments - 97.2% (cost $411,872,521) (j)		439,531,678
Other assets less liabilities - 2.8% (k)		12,433,137

Net Assets - 100.0%		$451,964,815

FUTURES

Type	Number of Contracts	Expiration Month	Original Value	Value at September 30, 2014	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
Euro STOXX 50 Futures	836	December 2014	$33,941,369	$34,031,985	$90,616
FTSE 100 Index Futures	45	December 2014	4,920,303	4,818,828	(101,475)
MSCI EAFE Mini Futures	8	December 2014	762,058	735,880	(26,178)
Russell 2000 Mini Futures	20	December 2014	2,318,337	2,193,200	(125,137)
TOPIX Index Futures	113	December 2014	13,382,214	13,667,153	284,939
U.S. T-Note 5 Yr (CBT) Futures	136	December 2014	16,076,123	16,083,063	6,940

Type	Number of Contracts	Expiration Month	Original Value	Value at September 30, 2014	Unrealized Appreciation/ (Depreciation)
U.S. T-Note 10 Yr (CBT) Futures	138	December 2014	$17,294,345	$17,200,406	$(93,939)
U.S Ultra Bond (CBT) Futures	41	December 2014	6,254,381	6,252,500	(1,881)
Sold Contracts
Hang Seng Index Futures	18	October 2014	2,734,488	2,644,996	89,492
SPI 200 Futures	15	December 2014	1,785,714	1,734,574	51,140

					$174,517

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty		Contract Amount (000)		U.S. $ Value on Origination Date	U.S. $ Value at September 30, 2014	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	USD	571	EUR	450	12/15/14	$(2,355)
Barclays Bank PLC	USD	3,322	GBP	2,059	12/15/14	13,748
BNP Paribas SA	AUD	1,230	USD	1,138	12/15/14	67,221
BNP Paribas SA	GBP	349	USD	568	12/15/14	3,083
BNP Paribas SA	JPY	389,637	USD	3,760	12/15/14	205,335
BNP Paribas SA	USD	4,646	JPY	493,103	12/15/14	(147,088)
BNP Paribas SA	CHF	1,030	USD	1,106	12/15/14	26,032
Citibank, NA	JPY	234,108	USD	2,187	12/15/14	51,252
Credit Suisse International	EUR	7,099	USD	9,364	12/15/14	392,756
HSBC Bank USA	USD	2,325	EUR	1,799	12/15/14	(51,980)
JPMorgan Chase Bank, NA	USD	529	GBP	326	12/15/14	(1,154)
Royal Bank of Scotland PLC	USD	1,570	EUR	1,215	12/15/14	(34,340)
Royal Bank of Scotland PLC	CHF	2,262	USD	2,474	12/15/14	103,399
Standard Chartered Bank	USD	545	GBP	339	12/15/14	4,167
Standard Chartered Bank	USD	2,331	JPY	253,232	12/15/14	(20,601)
State Street Bank & Trust Co.	USD	256	SEK	1,819	12/15/14	(4,202)
UBS AG	USD	9,691	EUR	7,452	12/15/14	(273,956)
UBS AG	USD	5,423	CHF	5,061	12/15/14	(118,332)

						$212,985

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Clearing Broker/(Exchange) & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at September 30, 2014	Notional Amount (000)	Market Value	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Morgan Stanely & Co., LLC/(INTRCONX):
CDX-NAHY Series 22, 5 Year Index, 06/20/19*	(5.00)%	3.51%	$12,474	$(770,624)	$208,776
iTraxx-XOVER Series 21, 5 Year Index, 06/20/2019*	(5.00)	2.57	EUR 6,060	(809,358)	116,999
Sale Contracts
Citigroup Global Markets, Inc./(INTRCONX):
CDX-NAHY Series 22, 5 Year Index, 06/20/19*	5.00	3.51	$4,981	307,712	51,842
CDX-NAHY Series 22, 5 Year Index, 06/20/19*	5.00	3.51	2,474	152,862	31,689
CDX-NAHY Series 22, 5 Year Index, 06/20/19*	5.00	3.51	2,682	165,691	28,987

Clearing Broker/(Exchange) & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at September 30, 2014	Notional Amount (000)		Market Value	Unrealized Appreciation/ (Depreciation)
CDX-NAHY Series 22, 5 Year Index, 06/20/19*	5.00%	3.51%		$3,831	$236,701	$7,346
CDX-NAHY Series 22, 5 Year Index, 06/20/19*	5.00	3.51		3,831	236,701	7,346
CDX-NAHY Series 22, 5 Year Index, 06/20/19*	5.00	3.51		12,474	770,624	(32,199)
iTraxx-XOVER Series 21, 5 Year Index, 06/20/2019*	5.00	2.57	EUR	6,060	809,359	(4,887)

					$1,099,668	$415,899

*	Termination date

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Notional Amount (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Obligation
Bank of America, NA
MSCI AC Far East Ex Japan Index	6,741	LIBOR Plus 0.28%	USD	2,553	10/15/14	$(108,680)
MSCI AC Far East Ex Japan Index	8,220	LIBOR Plus 0.23%		3,113	11/17/14	(132,469)
MSCI AC Far East Ex Japan Index	6,978	LIBOR Plus 0.35%		2,643	12/15/14	(112,563)
Russell 2000 Total Return Index	109	LIBOR Minus 0.15%		587	10/15/14	(22,481)
SPDR S&P 500 ETF Trust	5,487	LIBOR Plus 0.27%		1,092	6/15/15	(11,141)
Deutsche Bank AG London
FTSE EPRA/NAREIT Developed Real Estate Index	181	LIBOR Plus 0.51%		730	10/15/14	(16,557)
FTSE EPRA/NAREIT Developed Real Estate Index	18	LIBOR Plus 0.51%		73	10/15/14	(1,647)
FTSE EPRA/NAREIT Developed xUS Net Total Return Index	1,246	LIBOR Plus 0.40%		4,474	5/15/15	(141,034)
Goldman Sachs International
Russell 2000 Total Return Index	441	LIBOR Minus 0.60%		2,411	2/26/15	(126,583)
Russell 2000 Total Return Index	140	LIBOR Minus 0.65%		766	3/19/15	(40,594)
Standard and Poor’s Midcap 400 Index	5,816	LIBOR Plus 0.14%		11,561	3/16/15	(361,166)
UBS AG
FTSE EPRA/NAREIT Developed Real Estate Index	132	LIBOR Plus 0.5%		532	10/15/14	(12,073)
Russell 2000 Total Return Index	65	LIBOR Minus 0.19%		350	10/15/14	(13,401)
Russell 2000 Total Return Index	487	LIBOR Minus 0.23%		2,622	3/16/15	(100,366)
Russell 2000 Total Return Index	30	LIBOR Minus 0.21%		162	4/15/15	(6,184)

						$(1,206,939)

(a)	Non-income producing security.
(b)	Fair valued by the Adviser.
(c)	Illiquid security.
(d)	Represents entire or partial securities out on loan.

(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2014, the market value of this security amounted to $12,392 or 0.0% of net assets.
(f)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(g)	One contract relates to 100 shares.
(h)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AllianceBernstein at (800) 227-4618.
(i)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(j)	As of September 30, 2014, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $31,305,037 and gross unrealized depreciation of investments was $(3,645,880), resulting in net unrealized appreciation of $27,659,157.
(k)	An amount of U.S. $3,893,474 has been segregated to collateralize margin requirements for the open futures contracts at September 30, 2014.

Currency	Abbreviation:

AUD	-	Australian Dollar
CHF	-	Swiss Franc
EUR	-	Euro
GBP	-	Great British Pound
JPY	-	Japanese Yen
SEK	-	Swedish Krona
USD	-	United States Dollar

Glossary:

AC	-	All Country
CBT	-	Chicago Board of Trade
CDX-NAHY	-	North American High Yield Credit Default Swap Index
EAFE	-	Europe, Australia, and Far East
EPRA	-	European Public Real Estate Association
ETF	-	Exchange Traded Fund
FTSE	-	Financial Times Stock Exchange
INTRCONX	-	Inter-Continental Exchange
LIBOR	-	London Interbank Offered Rates
MSCI	-	Morgan Stanley Capital International
NAREIT	-	National Association of Real Estate Investment Trusts
REG	-	Registered Shares
REIT	-	Real Estate Investment Trust
SPDR	-	Standard & Poor’s Depository Receipt
SPI	-	Share Price Index
TOPIX	-	Tokyo Price Index

AllianceBernstein Variable Products Series Fund

Dynamic Asset Allocation Portfolio

September 30, 2014 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options and warrants are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option or a warrant depends upon the contractual terms of, and specific risks inherent in, the option or warrant as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options will be classified as Level 2. For options or warrants that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options and warrants are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2014:

Investments in Securities:	Level 1	Level 2	Level 3			Total
Assets:
Common Stocks:
Financials	$10,813,601	$14,542,127	$	– 0	^ –	$25,355,728
Health Care	9,195,772	6,490,295		– 0	–	15,686,067
Information Technology	12,922,610	2,694,314		– 0	–	15,616,924
Consumer Discretionary	7,938,426	6,464,118		– 0	–	14,402,544
Industrials	6,846,218	7,151,749		– 0	–	13,997,967
Consumer Staples	6,350,734	6,254,833		– 0	–	12,605,567
Energy	6,415,601	3,891,544		– 0	–	10,307,145
Materials	2,327,114	4,301,149		– 0	–	6,628,263
Telecommunication Services	1,628,211	2,857,641		– 0	–	4,485,852
Utilities	2,021,775	2,138,237		– 0	–	4,160,012

Investments in Securities:	Level 1		Level 2		Level 3			Total
Governments - Treasuries	– 0	–	93,093,242			– 0	–	93,093,242
Investment Companies	79,055,335		– 0	–		– 0	–	79,055,335
Options Purchased - Puts	– 0	–	255,900			– 0	–	255,900
Rights	2,681		– 0	–		– 0	^ –	2,681
Short-Term Investments	135,843,301		– 0	–		– 0	–	135,843,301
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	8,035,150		– 0	–		– 0	–	8,035,150

Total Investments in Securities	289,396,529		150,135,149			– 0	–	439,531,678
Other Financial Instruments* :
Assets:
Futures	6,940		516,187			– 0	–	523,127
Forward Currency Exchange Contracts	– 0	–	866,993			– 0	–	866,993
Centrally Cleared Credit Default Swaps	– 0	–	452,985			– 0	–	452,985
Liabilities:
Futures	(247,135)		(101,475)			– 0	–	(348,610)
Forward Currency Exchange Contracts	– 0	–	(654,008)			– 0	–	(654,008)
Centrally Cleared Credit Default Swaps	– 0	–	(37,086)			– 0	–	(37,086)
Total Return Swaps	– 0	–	(1,206,939)			– 0	–	(1,206,939)

Total^	$289,156,334		$149,971,806		$	– 0	–	$439,128,140

^	The Portfolio held securities with zero market value at period end.
*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
^	There were de minimis transfers under 1% of net assets between Level 1 and Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Common Stocks^			Rights^			Total
Balance as of 12/31/13	$	– 0	–	$	– 0	–	$	– 0	–
Accrued discounts/(premiums)		– 0	–		– 0	–		– 0	–
Realized gain (loss)		– 0	–		– 0	–		– 0	–
Change in unrealized appreciation/depreciation		(14,304)			– 0	–		(14,304)
Purchases		– 0	–		– 0	–		– 0	–
Sales		– 0	–		– 0	–		– 0	–
Transfers in to Level 3		14,304			– 0	–		14,304	+
Transfers out of Level 3		– 0	–		– 0	–		– 0	–

Balance as of 9/30/14	$	– 0	–	$	– 0	–	$	– 0	–

Net change in unrealized appreciation/depreciation from Investments held as of 9/30/14	$	– 0	–	$	– 0	–	$	– 0	–

^	The Portfolio held securities with zero market value at period end.
+	There were de minimis transfers under 1% of net assets during the reporting period.

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AllianceBernstein Variable Products Series Fund

Global Thematic Growth Portfolio

Portfolio of Investments

September 30, 2014 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 100.1%
Consumer Discretionary - 23.7%
Auto Components - 1.6%
Delphi Automotive PLC	34,620	$2,123,591

Automobiles - 4.0%
Harley-Davidson, Inc.	24,470	1,424,154
Nissan Motor Co., Ltd.	111,400	1,078,368
Tata Motors Ltd.-Class A	242,474	1,347,851
Volkswagen AG (Preference Shares)	6,106	1,260,938

		5,111,311

Diversified Consumer Services - 1.6%
Kroton Educacional SA	335,600	2,108,683

Hotels, Restaurants & Leisure - 3.2%
Alsea SAB de CV (a)	263,205	831,132
Melco Crown Entertainment Ltd. (ADR)	54,240	1,425,970
Yum! Brands, Inc.	25,060	1,803,819

		4,060,921

Internet & Catalog Retail - 3.2%
Amazon.com, Inc. (a)	4,063	1,310,074
JD.com, Inc. (ADR) (a)(b)	35,180	908,348
Priceline Group, Inc. (The) (a)	1,590	1,842,142

		4,060,564

Media - 1.2%
Walt Disney Co. (The)	17,740	1,579,392

Multiline Retail - 1.8%
Lojas Renner SA	36,000	1,045,401
Matahari Department Store Tbk PT	919,000	1,224,181

		2,269,582

Specialty Retail - 1.8%
Chow Tai Fook Jewellery Group Ltd. (b)	817,400	1,062,770
Fast Retailing Co., Ltd.	3,900	1,306,858

		2,369,628

Textiles, Apparel & Luxury Goods - 5.3%
Cie Financiere Richemont SA	23,390	1,911,925
NIKE, Inc.-Class B	29,330	2,616,236
Prada SpA (b)	137,200	826,804
Samsonite International SA	446,200	1,433,729

		6,788,694

		30,472,366

Information Technology - 23.4%
Communications Equipment - 2.1%
CalAmp Corp. (a)	56,340	992,711
QUALCOMM, Inc.	23,170	1,732,421

		2,725,132

Company	Shares	U.S. $ Value
Electronic Equipment, Instruments & Components - 1.0%
InvenSense, Inc. (a)(b)	64,145	1,265,581

Internet Software & Services - 5.0%
Google, Inc.-Class C (a)	4,506	2,601,584
LinkedIn Corp.-Class A (a)	9,257	1,923,512
Tencent Holdings Ltd.	83,800	1,244,906
Yelp, Inc. (a)	10,556	720,447

		6,490,449

IT Services - 2.5%
QIWI PLC (Sponsored ADR)	23,363	738,037
Visa, Inc.-Class A	11,390	2,430,284

		3,168,321

Semiconductors & Semiconductor Equipment - 6.7%
AMS AG	36,950	1,397,048
Avago Technologies Ltd.	19,790	1,721,730
MediaTek, Inc.	104,000	1,540,209
NVIDIA Corp.	53,728	991,282
NXP Semiconductor NV (a)	22,440	1,535,569
Skyworks Solutions, Inc.	23,570	1,368,238

		8,554,076

Software - 4.2%
Mobileye NV (a)(b)	23,580	1,263,652
NetSuite, Inc. (a)	8,429	754,733
Salesforce.com, Inc. (a)	17,192	989,056
ServiceNow, Inc. (a)	18,150	1,066,857
Verint Systems, Inc. (a)	24,220	1,346,874

		5,421,172

Technology Hardware, Storage & Peripherals - 1.9%
Apple, Inc.	14,055	1,416,041
Cray, Inc. (a)	38,520	1,010,765

		2,426,806

		30,051,537

Health Care - 16.1%
Biotechnology - 1.3%
Cepheid (a)	36,697	1,615,769

Health Care Equipment & Supplies - 1.8%
Elekta AB-Class B (b)	73,740	724,813
Essilor International SA	14,980	1,642,821

		2,367,634

Health Care Providers & Services - 1.7%
UnitedHealth Group, Inc.	25,350	2,186,437

Life Sciences Tools & Services - 2.3%
Illumina, Inc. (a)	7,821	1,282,019
Quintiles Transnational Holdings, Inc. (a)	30,708	1,712,892

		2,994,911

Company	Shares	U.S. $ Value
Pharmaceuticals - 9.0%
Allergan, Inc./United States	8,090	1,441,557
Aspen Pharmacare Holdings Ltd.	49,820	1,483,369
Bristol-Myers Squibb Co.	33,310	1,704,806
Kalbe Farma Tbk PT	7,852,000	1,093,289
Perrigo Co. PLC	11,960	1,796,272
Roche Holding AG	7,500	2,214,772
Sun Pharmaceutical Industries Ltd.	126,730	1,751,364

		11,485,429

		20,650,180

Consumer Staples - 13.4%
Beverages - 3.2%
Anheuser-Busch InBev NV	20,350	2,256,772
Diageo PLC	62,760	1,810,131

		4,066,903

Food Products - 5.6%
Danone SA	21,832	1,462,000
Mead Johnson Nutrition Co.-Class A	19,930	1,917,665
Nestle SA	20,480	1,505,095
Universal Robina Corp.	384,941	1,598,422
WH Group Ltd. (a)(c)	928,000	762,492

		7,245,674

Household Products - 3.4%
Colgate-Palmolive Co.	36,500	2,380,530
Unicharm Corp.	89,700	2,044,389

		4,424,919

Personal Products - 1.2%
Estee Lauder Cos., Inc. (The)-Class A	20,250	1,513,080

		17,250,576

Financials - 11.9%
Banks - 2.1%
Credicorp Ltd.	8,330	1,277,739
UniCredit SpA	180,980	1,421,758

		2,699,497

Capital Markets - 1.2%
UBS AG (a)	91,490	1,589,181

Diversified Financial Services - 3.4%
ING Groep NV (a)	111,220	1,580,905
Intercontinental Exchange, Inc.	8,090	1,577,955
London Stock Exchange Group PLC	39,980	1,206,490

		4,365,350

Insurance - 2.6%
AIA Group Ltd.	450,600	2,325,430
St James’s Place PLC	88,450	1,043,087

		3,368,517

Company	Shares		U.S. $ Value
Real Estate Management & Development - 1.3%
Global Logistic Properties Ltd.		750,000	1,591,955

Thrifts & Mortgage Finance - 1.3%
Housing Development Finance Corp.		94,890	1,614,594

			15,229,094

Energy - 7.4%
Energy Equipment & Services - 3.5%
CAT Oil AG		6,345	120,245
Oceaneering International, Inc.		27,320	1,780,444
Schlumberger Ltd.		25,500	2,593,095

			4,493,784

Oil, Gas & Consumable Fuels - 3.9%
Concho Resources, Inc. (a)		19,615	2,459,525
Noble Energy, Inc.		37,010	2,530,003

			4,989,528

			9,483,312

Materials - 1.8%
Chemicals - 1.8%
Monsanto Co.		19,900	2,238,949

Telecommunication Services - 1.2%
Wireless Telecommunication Services - 1.2%
SoftBank Corp.		22,400	1,564,614

Industrials - 1.2%
Machinery - 1.2%
FANUC Corp.		5,800	1,048,946
Proto Labs, Inc. (a)		7,068	487,692

			1,536,638

Total Common Stocks (cost $109,369,724)			128,477,266

	Principal Amount (000)
SHORT-TERM INVESTMENTS - 0.5%
Time Deposit - 0.5%
State Street Time Deposit 0.01%, 10/01/14 (cost $619,235)	U.S.$	619	619,235

Company	Shares	U.S. $ Value
Total Investments Before Security Lending Collateral for Securities Loaned - 100.6% (cost $109,988,959)		129,096,501

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 4.5%
Investment Companies - 4.5%
AllianceBernstein Exchange Reserves-Class I, 0.04% (d)(e) (cost $5,798,329)	5,798,329	5,798,329

Total Investments - 105.1% (cost $115,787,288) (f)		134,894,830
Other assets less liabilities - (5.1)%		(6,501,384)

Net Assets - 100.0%		$128,393,446

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
BNP Paribas SA	USD	1,864	AUD	2,010	12/15/14	$(113,692)
Citibank, NA	USD	387	CAD	423	12/15/14	(9,840)
Credit Suisse International	BRL	4,243	USD	1,731	10/02/14	(2,299)
Credit Suisse International	USD	1,759	BRL	4,243	10/02/14	(25,692)
Credit Suisse International	BRL	4,243	USD	1,744	11/04/14	25,521
Credit Suisse International	USD	396	RUB	15,503	12/15/14	(10,110)
Goldman Sachs Bank USA	BRL	4,243	USD	1,851	10/02/14	117,914
Goldman Sachs Bank USA	USD	1,731	BRL	4,243	10/02/14	2,298
Goldman Sachs Bank USA	USD	1,747	GBP	1,083	12/15/14	8,026
Goldman Sachs Bank USA	USD	1,259	GBP	749	12/15/14	(45,845)
Goldman Sachs Bank USA	USD	3,019	JPY	316,554	12/15/14	(131,097)
Morgan Stanley & Co., Inc.	CHF	686	USD	747	12/15/14	28,414
Royal Bank of Scotland PLC	RUB	32,458	USD	856	12/15/14	47,746
Standard Chartered Bank	HKD	43,636	USD	5,631	12/15/14	12,220
State Street Bank & Trust Co.	CHF	2,562	USD	2,751	12/15/14	65,701
State Street Bank & Trust Co.	HKD	2,248	USD	290	12/15/14	614
State Street Bank & Trust Co.	USD	938	EUR	724	12/15/14	(22,610)
State Street Bank & Trust Co.	USD	369	NOK	2,339	12/15/14	(5,851)
State Street Bank & Trust Co.	USD	322	SEK	2,283	12/15/14	(5,665)
UBS AG	USD	1,998	CAD	2,195	12/15/14	(42,016)

						$(106,263)

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2014, the market value of this security amounted to $762,492 or 0.6% of net assets.
(d)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.

(e)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AllianceBernstein at (800) 227-4618.
(f)	As of September 30, 2014, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $21,848,844 and gross unrealized depreciation of investments was $(2,741,302), resulting in net unrealized appreciation of $19,107,542.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
EUR	-	Euro
GBP	-	Great British Pound
HKD	-	Hong Kong Dollar
JPY	-	Japanese Yen
NOK	-	Norwegian Krone
RUB	-	Russian Ruble
SEK	-	Swedish Krona
USD	-	United States Dollar

Glossary:

ADR	-	American Depositary Receipt

Country Breakdown *

September 30, 2014 (unaudited)

50.4%	United States
5.6%	Switzerland
5.5%	Japan
4.8%	United Kingdom
4.3%	Hong Kong
3.7%	India
2.6%	Singapore
2.4%	Brazil
2.4%	Netherlands
2.4%	France
1.8%	Indonesia
1.7%	Belgium
1.7%	Italy
10.2%	Other
0.5%	Short-Term

100.0%	Total Investments

*	All data are as of September 30, 2014. The Portfolio’s country breakdown is expressed as a percentage of total investments (excluding Securities Lending) and may vary over time. “Other” country weightings represent 1.7% or less in the following countries: Austria, China, Germany, Mexico, Peru, Philippines, Russia, South Africa, Sweden and Taiwan.

AllianceBernstein Variable Products Series Fund

Global Thematic Growth Portfolio

March 31, 2014 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2014:

Investments in Securities:	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks:
Information Technology	$31,603,372		$3,896,557		$	– 0	–	$35,499,929
Consumer Discretionary	18,052,676		9,263,633			– 0	–	27,316,309
Health Care	13,366,226		7,613,952			– 0	–	20,980,178
Consumer Staples	4,174,868		11,453,227			– 0	–	15,628,095
Financials	4,810,562		6,996,530			– 0	–	11,807,092
Energy	9,931,005		1,578,676			– 0	–	11,509,681
Industrials	1,409,769		1,043,073			– 0	–	2,452,842
Materials	2,077,440		– 0	–		– 0	–	2,077,440
Telecommunication Services	– 0	–	1,738,069			– 0	–	1,738,069
Short-Term Investments	– 0	–	4,821,004			– 0	–	4,821,004
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	3,223,315		– 0	–		– 0	–	3,223,315

Total Investments in Securities	88,649,233		48,404,721	+		– 0	–	137,053,954
Other Financial Instruments* :
Assets:
Forward Currency Exchange Contracts	– 0	–	173,324			– 0	–	173,324
Liabilities:
Forward Currency Exchange Contracts	– 0	–	(299,115)			– 0	–	(299,115)

Total^	$88,649,233		$48,278,930		$	– 0	–	$136,928,163

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
+	A significant portion of the Portfolio’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.
^	There were de minimis transfers under 1% of net assets between Level 1 and Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AllianceBernstein Variable Products Series Fund

Growth Portfolio

Portfolio of Investments

September 30, 2014 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 98.2%
Information Technology - 27.2%
Communications Equipment - 1.4%
F5 Networks, Inc. (a)	8,649	$1,026,982

Electronic Equipment, Instruments & Components - 0.8%
Amphenol Corp.-Class A	5,572	556,420

Internet Software & Services - 8.4%
Alibaba Group Holding Ltd. (ADR) (a)	5,195	461,576
Facebook, Inc.-Class A (a)	22,497	1,778,163
Google, Inc.-Class A (a)	3,379	1,988,237
Google, Inc.-Class C (a)	3,137	1,811,178

		6,039,154

IT Services - 2.9%
Visa, Inc.-Class A	9,583	2,044,725

Semiconductors & Semiconductor Equipment - 2.2%
Altera Corp.	10,040	359,231
Micron Technology, Inc. (a)	16,920	579,680
NXP Semiconductor NV (a)	9,363	640,710

		1,579,621

Software - 6.6%
ANSYS, Inc. (a)	9,576	724,616
Aspen Technology, Inc. (a)	16,302	614,912
Concur Technologies, Inc. (a)	5,645	715,899
Microsoft Corp.	20,790	963,824
NetSuite, Inc. (a)	4,260	381,440
ServiceNow, Inc. (a)	5,957	350,153
Tableau Software, Inc.-Class A (a)	5,676	412,361
Ultimate Software Group, Inc. (The) (a)	3,876	548,493

		4,711,698

Technology Hardware, Storage & Peripherals - 4.9%
Apple, Inc.	35,175	3,543,881

		19,502,481

Consumer Discretionary - 21.1%
Automobiles - 1.0%
Harley-Davidson, Inc.	12,650	736,230

Hotels, Restaurants & Leisure - 2.6%
Starbucks Corp.	25,080	1,892,537

Internet & Catalog Retail - 2.5%
Priceline Group, Inc. (The) (a)	1,557	1,803,909

Leisure Products - 0.7%
Polaris Industries, Inc.	3,216	481,725

Media - 4.7%
AMC Networks, Inc.-Class A (a)	7,147	417,528
Comcast Corp.-Class A	41,355	2,224,072
Walt Disney Co. (The)	8,338	742,332

		3,383,932

Company	Shares	U.S. $ Value
Specialty Retail - 7.2%
Five Below, Inc. (a)	7,669	303,769
Home Depot, Inc. (The)	19,069	1,749,390
Lowe’s Cos., Inc.	18,992	1,005,057
O’Reilly Automotive, Inc. (a)	3,326	500,097
Ulta Salon Cosmetics & Fragrance, Inc. (a)	8,842	1,044,859
Urban Outfitters, Inc. (a)	14,406	528,700

		5,131,872

Textiles, Apparel & Luxury Goods - 2.4%
Michael Kors Holdings Ltd. (a)	4,830	344,814
NIKE, Inc.-Class B	15,196	1,355,483

		1,700,297

		15,130,502

Health Care - 17.4%
Biotechnology - 6.2%
Biogen Idec, Inc. (a)	4,553	1,506,178
Gilead Sciences, Inc. (a)	21,180	2,254,611
Vertex Pharmaceuticals, Inc. (a)	6,083	683,182

		4,443,971

Health Care Equipment & Supplies - 2.3%
HeartWare International, Inc. (a)	3,829	297,245
Intuitive Surgical, Inc. (a)	2,913	1,345,282

		1,642,527

Health Care Providers & Services - 1.8%
McKesson Corp.	3,613	703,343
UnitedHealth Group, Inc.	6,418	553,552

		1,256,895

Life Sciences Tools & Services - 1.4%
Quintiles Transnational Holdings, Inc. (a)	18,535	1,033,882

Pharmaceuticals - 5.7%
Allergan, Inc./United States	15,351	2,735,395
Bristol-Myers Squibb Co.	15,516	794,109
Endo International PLC (a)	8,609	588,339

		4,117,843

		12,495,118

Industrials - 11.2%
Aerospace & Defense - 2.5%
Boeing Co. (The)	9,371	1,193,678
Precision Castparts Corp.	2,429	575,381

		1,769,059

Company	Shares	U.S. $ Value
Airlines - 0.9%
Copa Holdings SA-Class A	6,097	654,147

Electrical Equipment - 1.4%
AMETEK, Inc.	19,522	980,200

Industrial Conglomerates - 1.9%
Danaher Corp.	18,226	1,384,811

Machinery - 2.1%
Lincoln Electric Holdings, Inc.	8,603	594,769
Pall Corp.	4,996	418,165
Parker-Hannifin Corp.	4,176	476,690

		1,489,624

Marine - 0.7%
Kirby Corp. (a)	4,243	500,038

Professional Services - 1.7%
Nielsen NV	11,954	529,921
Robert Half International, Inc.	14,820	726,180

		1,256,101

		8,033,980

Consumer Staples - 11.1%
Beverages - 2.4%
Monster Beverage Corp. (a)	19,133	1,753,922

Food & Staples Retailing - 4.3%
Costco Wholesale Corp.	12,315	1,543,316
CVS Health Corp.	19,030	1,514,598

		3,057,914

Food Products - 3.1%
Keurig Green Mountain, Inc.	10,157	1,321,730
Mead Johnson Nutrition Co.-Class A	9,072	872,908

		2,194,638

Personal Products - 1.3%
Estee Lauder Cos., Inc. (The)-Class A	12,467	931,534

		7,938,008

Financials - 4.4%
Capital Markets - 2.9%
Affiliated Managers Group, Inc. (a)	4,191	839,709
BlackRock, Inc.-Class A	3,656	1,200,338

		2,040,047

Diversified Financial Services - 1.5%
Intercontinental Exchange, Inc.	5,645	1,101,057

		3,141,104

Energy - 4.3%
Energy Equipment & Services - 2.7%
Schlumberger Ltd.	19,076	1,939,838

Company	Shares	U.S. $ Value
Oil, Gas & Consumable Fuels - 1.6%
Antero Resources Corp. (a)(b)	6,597	362,109
Range Resources Corp.	11,223	761,032

		1,123,141

		3,062,979

Materials - 1.5%
Chemicals - 1.5%
Monsanto Co.	9,762	1,098,322

Total Common Stocks (cost $53,555,811)		70,402,494

	Principal Amount (000)
SHORT-TERM INVESTMENTS - 1.5%
Time Deposit - 1.5%
State Street Time Deposit 0.01%, 10/01/14 (cost $1,052,567)	$1,053	1,052,567

Total Investments Before Security Lending Collateral for Securities Loaned - 99.7% (cost $54,608,378)		71,455,061

	Shares
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 0.5%
Investment Companies - 0.5%
AllianceBernstein Exchange Reserves-Class I, 0.04% (c)(d) (cost $383,748)	383,748	383,748

Total Investments - 100.2% (cost $54,992,126) (e)		71,838,809
Other assets less liabilities - (0.2)%		(133,127)

Net Assets – 100.0%		$71,705,682

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(d)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AllianceBernstein at (800) 227-4618.
(e)	As of September 30, 2014, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $17,646,036 and gross unrealized depreciation of investments was $(799,353), resulting in net unrealized appreciation of $16,846,683.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR	-	American Depositary Receipt

AllianceBernstein Variable Products Series Fund

Growth Portfolio

September 30, 2014 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2014:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks*	$70,402,494		$	– 0	–	$	– 0	–	$70,402,494
Short-Term Investments	– 0	–		1,052,567			– 0	–	1,052,567
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	383,748			– 0	–		– 0	–	383,748

Total Investments in Securities	70,786,242			1,052,567			– 0	–	71,838,809
Other Financial Instruments**	– 0	–		– 0	–		– 0	–	– 0	–

Total+	$70,786,242			$1,052,567		$	– 0	–	$71,838,809

*	See Portfolio of Investments for sector classifications.
**	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
+	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AllianceBernstein Variable Products Series Fund

Growth & Income Portfolio

Portfolio of Investments

September 30, 2014 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 92.6%
Financials - 22.8%
Banks - 6.5%
JPMorgan Chase & Co.	478,060	$28,798,334
Wells Fargo & Co.	506,250	26,259,188

		55,057,522

Capital Markets - 3.5%
BlackRock, Inc.-Class A	43,680	14,341,018
Goldman Sachs Group, Inc. (The)	45,330	8,321,228
State Street Corp.	100,900	7,427,249

		30,089,495

Consumer Finance - 1.2%
Capital One Financial Corp.	122,790	10,022,120

Diversified Financial Services - 4.8%
Berkshire Hathaway, Inc.-Class B (a)	296,232	40,921,488

Insurance - 6.8%
ACE Ltd.	164,870	17,289,917
Allstate Corp. (The)	134,360	8,245,673
Aon PLC	88,110	7,724,604
Hartford Financial Services Group, Inc. (The)	180,790	6,734,427
MetLife, Inc.	60,972	3,275,416
Validus Holdings Ltd.	225,506	8,826,305
WR Berkley Corp.	109,060	5,213,068

		57,309,410

		193,400,035

Health Care - 15.6%
Health Care Equipment & Supplies - 3.1%
Abbott Laboratories	292,490	12,164,659
Medtronic, Inc.	233,550	14,468,423

		26,633,082

Health Care Providers & Services - 2.9%
UnitedHealth Group, Inc.	280,670	24,207,787

Pharmaceuticals - 9.6%
Bristol-Myers Squibb Co.	108,230	5,539,211
Eli Lilly & Co.	310,370	20,127,494
Merck & Co., Inc.	358,409	21,246,486
Pfizer, Inc.	1,154,170	34,128,807

		81,041,998

		131,882,867

Information Technology - 14.1%
Communications Equipment - 0.8%
Cisco Systems, Inc.	138,650	3,489,820
Juniper Networks, Inc.	137,980	3,056,257

		6,546,077

Electronic Equipment, Instruments & Components - 1.6%
TE Connectivity Ltd.	245,310	13,563,190

Company	Shares	U.S. $ Value
IT Services – 1.7%
Amdocs Ltd.	69,174	3,173,703
Xerox Corp.	876,770	11,599,667

		14,773,370

Semiconductors & Semiconductor Equipment – 3.0%
Altera Corp.	184,860	6,614,291
Intel Corp.	246,260	8,574,773
NVIDIA Corp.	557,640	10,288,458

		25,477,522

Software - 3.7%
Activision Blizzard, Inc.	480,010	9,979,408
Check Point Software Technologies Ltd. (a)	104,801	7,256,421
Microsoft Corp.	304,980	14,138,873

		31,374,702

Technology Hardware, Storage & Peripherals - 3.3%
Apple, Inc.	163,115	16,433,836
EMC Corp./MA	168,750	4,937,625
NetApp, Inc.	156,510	6,723,670

		28,095,131

		119,829,992

Industrials - 11.5%
Aerospace & Defense - 5.0%
Boeing Co. (The)	155,080	19,754,091
Raytheon Co.	219,710	22,326,930

		42,081,021

Airlines - 3.0%
Copa Holdings SA-Class A	176,160	18,900,206
Delta Air Lines, Inc.	174,470	6,307,091

		25,207,297

Industrial Conglomerates - 2.2%
General Electric Co.	716,420	18,354,680

Machinery - 1.0%
Actuant Corp.-Class A	91,790	2,801,431
Parker-Hannifin Corp.	52,320	5,972,328

		8,773,759

Trading Companies & Distributors - 0.3%
WESCO International, Inc. (a)	33,182	2,596,823

		97,013,580

Energy - 10.4%
Energy Equipment & Services - 0.7%
Cameron International Corp. (a)	95,420	6,333,980

Oil, Gas & Consumable Fuels - 9.7%
Chevron Corp.	91,900	10,965,508
ConocoPhillips	96,750	7,403,310
Exxon Mobil Corp.	242,660	22,822,173
Hess Corp.	120,910	11,404,231

Company	Shares	U.S. $ Value
Marathon Oil Corp.	474,470	17,835,327
Occidental Petroleum Corp.	122,370	11,765,876

		82,196,425

		88,530,405

Consumer Discretionary - 8.8%
Internet & Catalog Retail - 0.9%
Liberty Interactive Corp.-Class A (a)	273,308	7,794,744

Media - 7.5%
Comcast Corp.-Class A	546,200	29,374,636
Scripps Networks Interactive, Inc.-Class A	82,910	6,474,442
Time Warner Cable, Inc.-Class A	97,559	13,998,741
Time Warner, Inc.	101,570	7,639,080
Viacom, Inc.-Class B	79,950	6,151,353

		63,638,252

Multiline Retail - 0.4%
Macy’s, Inc.	54,690	3,181,864

		74,614,860

Telecommunication Services - 3.3%
Diversified Telecommunication Services - 3.3%
Verizon Communications, Inc.	558,590	27,923,914

Consumer Staples - 3.1%
Food & Staples Retailing - 3.1%
CVS Health Corp.	332,707	26,480,150

Utilities - 2.3%
Electric Utilities - 1.1%
Great Plains Energy, Inc.	399,610	9,658,574

Multi-Utilities - 1.2%
Wisconsin Energy Corp.	231,160	9,939,880

		19,598,454

Materials - 0.7%
Chemicals - 0.4%
Eastman Chemical Co.	37,640	3,044,700

Metals & Mining - 0.3%
BHP Billiton Ltd. (Sponsored ADR)	43,830	2,580,710

		5,625,410

Total Common Stocks (cost $619,182,628)		784,899,667

	Principal Amount (000)
SHORT-TERM INVESTMENTS - 7.6%
Time Deposit - 7.6%
State Street Time Deposit 0.01%, 10/01/14 (cost $64,801,897)	$64,802	64,801,897

Company	Shares	U.S. $ Value
Total Investments - 100.2% (cost $683,984,525) (b)		849,701,564
Other assets less liabilities - (0.2)%		(1,566,193)

Net Assets - 100.0%		$848,135,371

(a)	Non-income producing security.
(b)	As of September 30, 2014, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $175,244,892 and gross unrealized depreciation of investments was $(9,527,853), resulting in net unrealized appreciation of $165,717,039.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR	-	American Depositary Receipt

AllianceBernstein Variable Products Series Fund

Growth & Income Portfolio

September 30, 2014 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2014:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks*	$784,899,667		$	– 0	–	$	– 0	–	$784,899,667
Short-Term Investments	– 0	–		64,801,897			– 0	–	64,801,897

Total Investments in Securities	784,899,667			64,801,897			– 0	–	849,701,564
Other Financial Instruments**	– 0	–		– 0	–		– 0	–	– 0	–

Total^	$784,899,667			$64,801,897		$	– 0	–	$849,701,564

*	See Portfolio of Investments for sector classifications.
**	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
^	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AllianceBernstein Variable Products Series Fund

Intermediate Bond Portfolio

Portfolio of Investments

September 30, 2014 (unaudited)

Company	Principal Amount (000)		U.S. $ Value
GOVERNMENTS - TREASURIES - 21.0%
New Zealand - 1.2%
New Zealand Government Bond
Series 319
5.00%, 3/15/19 (a)	NZD	1,170	$950,872

United States - 19.8%
U.S. Treasury Bonds
3.125%, 8/15/44	U.S.$	485	477,270
3.625%, 8/15/43-2/15/44		786	849,526
3.75%, 11/15/43		195	215,536
4.50%, 2/15/36		654	807,673
4.625%, 2/15/40		2,560	3,242,399
U.S. Treasury Notes
0.125%, 4/30/15		835	835,326
0.375%, 3/31/16		943	943,221
1.50%, 8/31/18-5/31/19		354	352,157
1.625%, 6/30/19		1,502	1,494,021
2.375%, 8/15/24		1,691	1,671,449
2.50%, 8/15/23-5/15/24		3,651	3,654,525
2.75%, 11/15/23-2/15/24		1,014	1,039,087

			15,582,190

Total Governments - Treasuries (cost $15,980,566)			16,533,062

CORPORATES - INVESTMENT GRADES - 20.3%
Industrial - 12.1%
Basic - 1.8%
Basell Finance Co. BV
8.10%, 3/15/27 (a)		85	113,074
Cia Minera Milpo SAA
4.625%, 3/28/23 (a)		260	255,770
Dow Chemical Co. (The)
8.55%, 5/15/19		86	108,088
Glencore Funding LLC
4.125%, 5/30/23 (a)		58	57,403
International Paper Co.
3.65%, 6/15/24		49	47,542
4.75%, 2/15/22		65	70,046
LyondellBasell Industries NV
5.75%, 4/15/24		200	232,198
Minsur SA
6.25%, 2/07/24 (a)		210	229,623
Sociedad Quimica y Minera de Chile SA
3.625%, 4/03/23 (a)		260	245,265
Vale SA
5.625%, 9/11/42		69	67,511

			1,426,520

Capital Goods - 0.4%
Owens Corning
6.50%, 12/01/16 (b)		160	176,263

Company	Principal Amount (000)		U.S. $ Value
Yamana Gold, Inc.
4.95%, 7/15/24 (a)		166	165,248

			341,511

Communications - Media - 1.9%
21st Century Fox America, Inc.
4.00%, 10/01/23		64	66,262
4.50%, 2/15/21		300	325,935
DirecTV Holdings LLC/DirecTV Financing Co., Inc.
3.50%, 3/01/16		95	98,315
3.80%, 3/15/22		57	57,933
4.45%, 4/01/24		81	84,358
5.20%, 3/15/20		24	26,878
NBCUniversal Enterprise, Inc.
5.25%, 3/19/21 (a)(c)		128	133,120
Omnicom Group, Inc.
3.625%, 5/01/22		87	88,280
TCI Communications, Inc.
7.875%, 2/15/26		115	158,337
Time Warner Cable, Inc.
4.125%, 2/15/21		200	211,663
Time Warner, Inc.
7.625%, 4/15/31		69	93,134
Viacom, Inc.
3.875%, 4/01/24		68	67,718
5.625%, 9/15/19		60	68,273

			1,480,206

Communications - Telecommunications - 1.4%
American Tower Corp.
5.05%, 9/01/20		260	281,951
Deutsche Telekom International Finance BV
4.875%, 3/06/42 (a)		320	330,873
Rogers Communications, Inc.
4.00%, 6/06/22	CAD	27	25,023
Telefonica Emisiones SAU
5.462%, 2/16/21	U.S.$	120	133,639
Verizon Communications, Inc.
3.85%, 11/01/42		89	77,719
6.55%, 9/15/43		165	206,150

			1,055,355

Consumer Cyclical - Automotive - 0.7%
Ford Motor Credit Co. LLC
5.875%, 8/02/21		455	523,170

Consumer Non-Cyclical - 1.0%
Actavis Funding SCS
3.85%, 6/15/24 (a)		54	52,346
Grupo Bimbo SAB de CV
3.875%, 6/27/24 (a)		201	198,377
Kroger Co. (The)
3.40%, 4/15/22		194	194,529
Reynolds American, Inc.
3.25%, 11/01/22		127	122,541

Company	Principal Amount (000)	U.S. $ Value
Thermo Fisher Scientific, Inc.
4.15%, 2/01/24	78	80,758
Tyson Foods, Inc.
2.65%, 8/15/19	39	39,073
3.95%, 8/15/24	123	123,215

		810,839

Energy - 3.5%
Diamond Offshore Drilling, Inc.
4.875%, 11/01/43	68	63,032
Encana Corp.
3.90%, 11/15/21	45	46,445
Energy Transfer Partners LP
7.50%, 7/01/38	244	310,759
Enterprise Products Operating LLC
5.20%, 9/01/20	55	61,759
Hess Corp.
7.875%, 10/01/29	19	25,793
Kinder Morgan Energy Partners LP
3.95%, 9/01/22	321	318,669
4.15%, 3/01/22	89	89,916
Nabors Industries, Inc.
5.10%, 9/15/23	170	184,178
Noble Energy, Inc.
8.25%, 3/01/19	238	294,274
Noble Holding International Ltd.
3.95%, 3/15/22	125	121,746
4.90%, 8/01/20	32	33,861
Sunoco Logistics Partners Operations LP
5.30%, 4/01/44	145	147,944
TransCanada PipeLines Ltd.
6.35%, 5/15/67	235	242,637
Transocean, Inc.
6.375%, 12/15/21	1	1,064
6.50%, 11/15/20	185	196,576
Valero Energy Corp.
6.125%, 2/01/20	177	205,264
Weatherford International Ltd./Bermuda
9.625%, 3/01/19	190	243,925
Williams Partners LP
5.25%, 3/15/20	173	192,105

		2,779,947

Technology - 1.0%
Hewlett-Packard Co.
4.65%, 12/09/21	107	115,898
Motorola Solutions, Inc.
3.50%, 3/01/23	165	159,522
7.50%, 5/15/25	25	31,484
Seagate HDD Cayman
4.75%, 1/01/25 (a)	75	74,625
Telefonaktiebolaget LM Ericsson
4.125%, 5/15/22	43	44,876
Tencent Holdings Ltd.
3.375%, 5/02/19 (a)	205	207,216

Company	Principal Amount (000)	U.S. $ Value
Total System Services, Inc.
2.375%, 6/01/18	74	73,480
3.75%, 6/01/23	69	67,583

		774,684

Transportation - Airlines - 0.1%
Southwest Airlines Co.
5.75%, 12/15/16	75	81,974

Transportation - Services - 0.3%
Ryder System, Inc.
5.85%, 11/01/16	116	126,785
7.20%, 9/01/15	108	114,453

		241,238

		9,515,444

Financial Institutions - 6.5%
Banking - 4.1%
Bank of America Corp.
4.20%, 8/26/24	103	102,109
BPCE SA
5.70%, 10/22/23 (a)	225	239,335
Compass Bank
5.50%, 4/01/20	250	271,916
Credit Suisse AG
6.50%, 8/08/23 (a)	240	261,033
Goldman Sachs Group, Inc. (The)
3.85%, 7/08/24	295	293,259
Series D
6.00%, 6/15/20	395	453,788
Macquarie Group Ltd.
4.875%, 8/10/17 (a)	232	250,165
Morgan Stanley
5.625%, 9/23/19	143	160,972
Murray Street Investment Trust I
4.647%, 3/09/17	27	28,900
Nationwide Building Society
6.25%, 2/25/20 (a)	230	268,489
Rabobank Capital Funding Trust III
5.254%, 10/21/16 (a)(c)	90	94,500
Standard Chartered PLC
4.00%, 7/12/22 (a)	265	272,046
Turkiye Garanti Bankasi AS
4.75%, 10/17/19 (a)	204	205,271
UBS AG/Stamford CT
7.625%, 8/17/22	250	290,439

		3,192,222

Finance - 0.2%
Aviation Capital Group Corp.
7.125%, 10/15/20 (a)	155	179,640

Insurance - 1.4%
American International Group, Inc.
4.875%, 6/01/22	75	82,494
6.40%, 12/15/20	215	255,789

Company	Principal Amount (000)	U.S. $ Value
Hartford Financial Services Group, Inc. (The)
5.50%, 3/30/20	200	225,813
Lincoln National Corp.
8.75%, 7/01/19	113	143,946
MetLife, Inc.
10.75%, 8/01/39	85	137,275
Nationwide Mutual Insurance Co.
9.375%, 8/15/39 (a)	55	84,675
Prudential Financial, Inc.
5.625%, 6/15/43	185	192,807

		1,122,799

REITS - 0.8%
HCP, Inc.
5.375%, 2/01/21	179	199,744
Health Care REIT, Inc.
5.25%, 1/15/22	183	202,458
Trust F/1401
5.25%, 12/15/24 (a)	200	208,000

		610,202

		5,104,863

Non Corporate Sectors - 0.9%
ABS - Other - 0.3%
Rio Oil Finance Trust Series 2014-1
6.25%, 7/06/24 (a)	250	257,369

Agencies - Not Government Guaranteed - 0.6%
CNOOC Finance 2013 Ltd.
3.00%, 5/09/23	260	241,597
OCP SA
5.625%, 4/25/24 (a)	205	213,241

		454,838

		712,207

Utility - 0.8%
Electric - 0.4%
Berkshire Hathaway Energy Co.
6.125%, 4/01/36	170	210,382
CMS Energy Corp.
5.05%, 3/15/22	37	41,344
Constellation Energy Group, Inc.
5.15%, 12/01/20	64	70,858

		322,584

Natural Gas - 0.4%
Talent Yield Investments Ltd.
4.50%, 4/25/22 (a)	305	314,730

		637,314

Total Corporates - Investment Grades (cost $15,017,995)		15,969,828

Company	Principal Amount (000)	U.S. $ Value
MORTGAGE PASS-THROUGHS - 19.4%
Agency Fixed Rate 30-Year - 17.7%
Federal Home Loan Mortgage Corp. Gold
Series 2005
5.50%, 1/01/35	192	215,461
Series 2007
5.50%, 7/01/35	54	60,248
Federal National Mortgage Association
3.00%, 6/01/43-7/01/43	1,430	1,411,999
3.50%, 11/01/44, TBA	3,731	3,802,414
4.00%, 11/25/44, TBA	4,052	4,257,293
4.50%, 4/01/44	915	991,033
4.50%, 10/25/44, TBA	1,500	1,618,359
Series 2003
5.50%, 4/01/33-7/01/33	177	199,297
Series 2004
5.50%, 4/01/34-11/01/34	160	179,709
Series 2005
5.50%, 2/01/35	196	220,036
Series 2007
4.50%, 9/01/35-8/01/37	50	53,564
Series 2014
4.50%, 2/01/44	154	167,179
Government National Mortgage Association
3.50%, 11/01/44, TBA	771	794,732
Series 1994
9.00%, 9/15/24	1	1,480

		13,972,804

Agency Fixed Rate 15-Year - 1.7%
Federal National Mortgage Association
3.00%, 10/01/29, TBA	1,267	1,305,010

Total Mortgage Pass-Throughs (cost $15,133,905)		15,277,814

ASSET-BACKED SECURITIES - 14.1%
Autos - Fixed Rate - 8.4%
Ally Master Owner Trust
Series 2013-1, Class A2
1.00%, 2/15/18	260	260,624
Series 2014-1, Class A2
1.29%, 1/15/19	252	251,716
AmeriCredit Automobile Receivables Trust
Series 2011-3, Class D
4.04%, 7/10/17	200	205,828
Series 2012-3, Class A3
0.96%, 1/09/17	174	174,638
Series 2013-1, Class A2
0.49%, 6/08/16	8	7,832
Series 2013-3, Class A3
0.92%, 4/09/18	335	335,143
Series 2013-4, Class A3
0.96%, 4/09/18	130	130,244
Series 2013-5, Class A2A
0.65%, 3/08/17	56	56,034

Company	Principal Amount (000)		U.S. $ Value
ARI Fleet Lease Trust
Series 2014-A, Class A2
0.81%, 11/15/22 (a)		93	93,148
Avis Budget Rental Car Funding AESOP LLC
Series 2013-2A, Class A
2.97%, 2/20/20 (a)		288	293,969
Series 2014-1A, Class A
2.46%, 7/20/20 (a)		149	148,380
California Republic Auto Receivables Trust
Series 2014-2, Class A4
1.57%, 12/16/19		122	121,251
Capital Auto Receivables Asset Trust
Series 2013-1, Class A2
0.62%, 7/20/16		130	129,549
Series 2013-3, Class A2
1.04%, 11/21/16		275	275,968
Series 2014-1, Class B
2.22%, 1/22/19		60	60,358
CarMax Auto Owner Trust
Series 2012-1, Class A3
0.89%, 9/15/16		58	57,895
Chrysler Capital Auto Receivables Trust
Series 2014-BA, Class A2
0.69%, 9/15/17 (a)		279	278,991
CPS Auto Receivables Trust
Series 2013-B, Class A
1.82%, 9/15/20 (a)		181	180,845
Series 2014-B, Class A
1.11%, 11/15/18 (a)		92	92,042
Enterprise Fleet Financing LLC
Series 2014-2, Class A2
1.05%, 3/20/20 (a)		200	199,658
Exeter Automobile Receivables Trust
Series 2012-2A, Class A
1.30%, 6/15/17 (a)		46	46,000
Series 2013-1A, Class A
1.29%, 10/16/17 (a)		50	49,927
Series 2014-1A, Class A
1.29%, 5/15/18 (a)		74	74,041
Series 2014-2A, Class A
1.06%, 8/15/18 (a)		69	68,570
Flagship Credit Auto Trust
Series 2013-1, Class A
1.32%, 4/16/18 (a)		52	52,166
Ford Auto Securitization Trust
Series 2013-R1A, Class A2
1.676%, 9/15/16 (a)	CAD	125	111,903
Series 2013-R4A, Class A1
1.487%, 8/15/15 (a)		11	10,101
Series 2014-R2A, Class A1
1.353%, 3/15/16 (a)		66	58,896
Ford Credit Auto Lease Trust
Series 2014-B, Class A3
0.89%, 9/15/17	U.S.$	144	143,850

Company	Principal Amount (000)	U.S. $ Value
Ford Credit Auto Owner Trust
Series 2012-D, Class B
1.01%, 5/15/18	100	99,323
Ford Credit Floorplan Master Owner Trust
Series 2013-1, Class A1
0.85%, 1/15/18	136	136,248
Series 2014-1, Class A1
1.20%, 2/15/19	201	200,470
Harley-Davidson Motorcycle Trust
Series 2012-1, Class A3
0.68%, 4/15/17	91	90,946
Hertz Vehicle Financing LLC
Series 2013-1A, Class A1
1.12%, 8/25/17 (a)	175	174,763
Series 2013-1A, Class A2
1.83%, 8/25/19 (a)	485	480,567
Mercedes-Benz Auto Lease Trust
Series 2013-A, Class A3
0.59%, 2/15/16	173	173,085
Series 2014-A, Class A2A
0.48%, 6/15/16	230	229,968
Mercedes-Benz Master Owner Trust
Series 2012-AA, Class A
0.79%, 11/15/17 (a)	373	373,518
Santander Drive Auto Receivables Trust
Series 2013-4, Class A3
1.11%, 12/15/17	270	270,743
Series 2013-5, Class A2A
0.64%, 4/17/17	56	56,153
Series 2014-2, Class A3
0.80%, 4/16/18	205	204,770
Volkswagen Auto Loan Enhanced Trust
Series 2014-1, Class A3
0.91%, 10/22/18	152	151,592

		6,611,713

Credit Cards - Fixed Rate - 1.9%
American Express Credit Account Master Trust
Series 2012-5, Class A
0.59%, 5/15/18	325	325,172
Series 2014-2, Class A
1.26%, 1/15/20	161	160,428
Barclays Dryrock Issuance Trust
Series 2014-3, Class A
2.41%, 7/15/22	320	319,922
Discover Card Master Trust
Series 2012-A3, Class A3
0.86%, 11/15/17	300	300,800
World Financial Network Credit Card Master Trust
Series 2012-B, Class A
1.76%, 5/17/21	190	190,748
Series 2014-B, Class A
0.61%, 7/15/19	163	162,970

		1,460,040

Company	Principal Amount (000)		U.S. $ Value
Other ABS - Fixed Rate - 1.2%
CIT Equipment Collateral
Series 2013-VT1, Class A3
1.13%, 7/20/20 (a)		213	213,830
CNH Capital Canada Receivables Trust
Series 2014-1A, Class A1
1.388%, 3/15/17 (a)	CAD	141	125,847
CNH Equipment Trust
Series 2012-A, Class A3
0.94%, 5/15/17	U.S.$	68	67,785
Series 2013-C, Class A2
0.63%, 1/17/17		78	78,246
Series 2013-D, Class A2
0.49%, 3/15/17		165	165,214
Series 2014-B, Class A4
1.61%, 5/17/21		101	100,217
GE Equipment Small Ticket LLC
Series 2014-1A, Class A2
0.59%, 8/24/16 (a)		193	192,558

			943,697

Credit Cards - Floating Rate - 1.2%
Barclays Dryrock Issuance Trust
Series 2014-2, Class A
0.494%, 3/16/20 (b)		205	205,007
Cabela’s Master Credit Card Trust
Series 2014-1, Class A
0.504%, 3/16/20 (b)		205	204,873
Gracechurch Card Funding PLC
Series 2012-1A, Class A1
0.854%, 2/15/17 (a)(b)		320	320,608
World Financial Network Credit Card Master Trust
Series 2014-A, Class A
0.534%, 12/15/19 (b)		185	185,339

			915,827

Autos - Floating Rate - 0.8%
GE Dealer Floorplan Master Note Trust
Series 2012-3, Class A
0.644%, 6/20/17 (b)		485	485,442
Hertz Fleet Lease Funding LP
Series 2013-3, Class A
0.704%, 12/10/27 (a)(b)		167	167,326

			652,768

Other ABS - Floating Rate - 0.3%
GE Dealer Floorplan Master Note Trust
Series 2014-1, Class A
0.534%, 7/20/19 (b)		240	240,097

Home Equity Loans - Floating Rate - 0.2%
Asset Backed Funding Certificates
Series 2003-WF1, Class A2
1.28%, 12/25/32 (b)		53	50,805

Company	Principal Amount (000)	U.S. $ Value
GSAA Trust
Series 2006-5, Class 2A3
0.425%, 3/25/36 (b)	196	136,554

		187,359

Home Equity Loans - Fixed Rate - 0.1%
Credit-Based Asset Servicing and Securitization LLC
Series 2003-CB1, Class AF
3.95%, 1/25/33	94	93,461

Total Asset-Backed Securities (cost $11,123,259)		11,104,962

COMMERCIAL MORTGAGE-BACKED SECURITIES - 8.1%
Non-Agency Fixed Rate CMBS - 6.9%
Banc of America Commercial Mortgage Trust
Series 2007-4, Class A1A
5.774%, 2/10/51	341	374,658
Series 2007-5, Class AM
5.772%, 2/10/51	78	83,011
BHMS Mortgage Trust
Series 2014-ATLS, Class AFX
3.601%, 7/05/33 (a)	200	198,848
CGRBS Commercial Mortgage Trust
Series 2013-VN05, Class A
3.369%, 3/13/35 (a)	260	260,684
Citigroup Commercial Mortgage Trust
Series 2006-C4, Class A1A
5.974%, 3/15/49	130	137,156
COBALT CMBS Commercial Mortgage Trust
Series 2007-C3, Class A4
5.97%, 5/15/46	172	188,283
Commercial Mortgage Pass-Through Certificates
Series 2007-GG9, Class A4
5.444%, 3/10/39	506	545,533
Series 2013-SFS, Class A1
1.873%, 4/12/35 (a)	115	112,124
Extended Stay America Trust
Series 2013-ESH7, Class A17
2.295%, 12/05/31 (a)	180	175,433
GS Mortgage Securities Corp. II
Series 2013-KING, Class A
2.706%, 12/10/27 (a)	269	271,242
GS Mortgage Securities Trust
Series 2013-G1, Class A2
3.557%, 4/10/31 (a)	136	133,458
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2010-C2, Class A1
2.749%, 11/15/43 (a)	179	182,485
Merrill Lynch Mortgage Trust
Series 2006-C2, Class A1A
5.739%, 8/12/43	158	168,949

Company	Principal Amount (000)		U.S. $ Value
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2006-4, Class A1A
5.166%, 12/12/49		589	628,888
Series 2007-9, Class A4
5.70%, 9/12/49		1,105	1,211,131
Motel 6 Trust
Series 2012-MTL6, Class A2
1.948%, 10/05/25 (a)		280	279,856
UBS-Barclays Commercial Mortgage Trust
Series 2012-C3, Class A4
3.091%, 8/10/49		60	59,035
Series 2012-C4, Class A5
2.85%, 12/10/45		112	108,903
WF-RBS Commercial Mortgage Trust
Series 2013-C14, Class A5
3.337%, 6/15/46		233	233,844
Series 2014-C20, Class A2
3.036%, 5/15/47		125	128,782

			5,482,303

Non-Agency Floating Rate CMBS - 1.2%
Commercial Mortgage Pass Through Certificates
Series 2014-KYO, Class A
1.054%, 6/11/27 (a)(b)		102	101,658
Commercial Mortgage Pass-Through Certificates
Series 2014-SAVA, Class A
1.304%, 6/15/34 (a)(b)		100	100,031
Extended Stay America Trust
Series 2013-ESFL, Class A2FL
0.856%, 12/05/31 (a)(b)		140	139,971
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2014-INN, Class A
1.074%, 6/15/29 (a)(b)		201	200,874
PFP III Ltd.
Series 2014-1, Class A
1.324%, 6/14/31 (a)(b)		285	285,313
Resource Capital Corp., Ltd.
Series 2014-CRE2, Class A
1.204%, 4/15/32 (a)(b)		100	100,000

			927,847

Total Commercial Mortgage-Backed Securities (cost $6,391,275)			6,410,150

CORPORATES - NON-INVESTMENT GRADES - 3.5%
Financial Institutions - 1.8%
Banking - 1.7%
ABN AMRO Bank NV
4.31%, 3/10/16 (c)	EUR	60	76,920

Company	Principal Amount (000)		U.S. $ Value
Bank of Ireland
2.063%, 9/22/15 (b)	CAD	110	94,535
Barclays Bank PLC
6.86%, 6/15/32 (a)(c)	U.S.$	29	32,154
7.75%, 4/10/23		200	216,500
BNP Paribas SA
5.186%, 6/29/15 (a)(c)		62	62,620
Danske Bank A/S
5.684%, 2/15/17 (c)	GBP	98	164,830
HBOS Capital Funding LP
4.939%, 5/23/16 (c)	EUR	82	103,376
Intesa Sanpaolo SpA
5.017%, 6/26/24 (a)	U.S.$	202	196,816
Royal Bank of Scotland PLC (The)
9.50%, 3/16/22 (a)		39	44,460
Skandinaviska Enskilda Banken AB
5.471%, 3/23/15 (a)(c)		100	101,000
Societe Generale SA
4.196%, 1/26/15 (c)	EUR	48	60,716
Unicredit Luxembourg Finance SA
6.00%, 10/31/17 (a)	U.S.$	190	203,706

			1,357,633

Finance - 0.1%
International Lease Finance Corp.
5.875%, 4/01/19		55	58,575

			1,416,208

Industrial - 1.5%
Basic - 0.1%
NOVA Chemicals Corp.
5.25%, 8/01/23 (a)		74	76,960
Novelis, Inc./GA
8.375%, 12/15/17		18	18,720

			95,680

Communications - Media - 0.1%
Univision Communications, Inc.
6.875%, 5/15/19 (a)		61	63,592

Communications - Telecommunications - 0.1%
Sprint Corp.
7.875%, 9/15/23 (a)		100	106,000

Consumer Cyclical - Automotive - 0.2%
General Motors Co.
3.50%, 10/02/18		80	81,300
Goodyear Tire & Rubber Co. (The)
8.25%, 8/15/20		36	38,520

			119,820

Company	Principal Amount (000)		U.S. $ Value
Consumer Cyclical - Other – 0.1%
KB Home
4.75%, 5/15/19		63	61,267

Consumer Non-Cyclical - 0.0%
CHS/Community Health Systems, Inc.
5.125%, 8/15/18		33	33,908

Energy - 0.6%
Access Midstream Partners LP/ACMP Finance Corp.
4.875%, 3/15/24		78	79,755
California Resources Corp.
5.50%, 9/15/21 (a)		53	53,795
Cimarex Energy Co.
4.375%, 6/01/24		60	60,450
ONEOK, Inc.
4.25%, 2/01/22		203	200,128
Paragon Offshore PLC
7.25%, 8/15/24 (a)		81	68,445
SM Energy Co.
6.50%, 1/01/23		9	9,360

			471,933

Services - 0.1%
Sabre GLBL, Inc.
8.50%, 5/15/19 (a)		70	74,900

Technology - 0.2%
Numericable Group SA
5.375%, 5/15/22 (a)	EUR	120	156,616

Transportation - Services - 0.0%
Hertz Corp. (The)
6.75%, 4/15/19	U.S.$	10	10,313

			1,194,029

Utility - 0.2%
Electric - 0.2%
AES Corp./VA
7.375%, 7/01/21		70	78,400
NRG Energy, Inc.
6.25%, 5/01/24 (a)		54	54,135

			132,535

Total Corporates - Non-Investment Grades (cost $2,712,723)			2,742,772

INFLATION-LINKED SECURITIES - 3.1%
United States - 3.1%
U.S. Treasury Inflation Index 0.125%, 4/15/19 (TIPS) (cost $2,517,175)		2,461	2,466,592

Company	Principal Amount (000)	U.S. $ Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 3.0%
Non-Agency Fixed Rate - 1.4%
Alternative Loan Trust
Series 2006-24CB, Class A16
5.75%, 6/25/36	131	116,328
Series 2006-28CB, Class A14
6.25%, 10/25/36	88	76,942
Series 2006-J1, Class 1A13
5.50%, 2/25/36	84	77,197
CHL Mortgage Pass-Through Trust
Series 2006-10, Class 1A8
6.00%, 5/25/36	79	73,769
Citigroup Mortgage Loan Trust, Inc.
Series 2005-2, Class 1A4
2.612%, 5/25/35	110	108,542
Countrywide Alternative Loan Trust
Series 2005-20CB, Class 3A6
5.50%, 7/25/35	37	35,028
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2006-13, Class 1A18
6.25%, 9/25/36	117	108,575
Series 2006-13, Class 1A19
6.25%, 9/25/36	42	39,150
Series 2007-HYB2, Class 3A1
2.633%, 2/25/47	153	128,413
First Horizon Alternative Mortgage Securities Trust
Series 2006-FA3, Class A9
6.00%, 7/25/36	130	110,344
JP Morgan Alternative Loan Trust
Series 2006-A3, Class 2A1
2.715%, 7/25/36	237	185,191
Wells Fargo Mortgage Backed Securities Trust
Series 2007-8, Class 2A5
5.75%, 7/25/37	54	53,095

		1,112,574

Non-Agency Floating Rate - 0.8%
Deutsche Alt-A Securities Mortgage Loan Trust
Series 2006-AR4, Class A2
0.345%, 12/25/36 (b)	212	130,713
HomeBanc Mortgage Trust
Series 2005-1, Class A1
0.405%, 3/25/35 (b)	107	96,591
IndyMac Index Mortgage Loan Trust
Series 2006-AR15, Class A1
0.275%, 7/25/36(b)	157	121,666
Series 2006-AR27, Class 2A2
0.355%, 10/25/36(b)	166	143,198
Washington Mutual Mortgage Pass-Through Certificates
Series 2007-OA1, Class A1A
0.817%, 2/25/47 (b)	208	171,290

		663,458

Company	Principal Amount (000)	U.S. $ Value
GSE Risk Share Floating Rate - 0.7%
Federal Home Loan Mortgage Corp.,
Structured Agency Credit Risk Debt Notes
Series 2014-DN3, Class M2
2.557%, 8/25/24 (b)	335	335,673
Federal National Mortgage Association
Connecticut Avenue Securities
Series 2014-C01, Class M2
4.555%, 1/25/24 (b)	101	107,755
Series 2014-C03, Class 1M1
1.355%, 7/25/24 (b)	77	76,140

		519,568

Agency Fixed Rate - 0.1%
Fannie Mae Grantor Trust
Series 2004-T5, Class AB4
0.718%, 5/28/35	50	45,485

Total Collateralized Mortgage Obligations (cost $2,439,780)		2,341,085

AGENCIES - 2.6%
Agency Debentures - 2.6%
Residual Funding Corp. Principal Strip Zero Coupon, 7/15/20 (cost $1,832,996)	2,292	2,009,209

QUASI-SOVEREIGNS - 1.5%
Quasi-Sovereign Bonds - 1.5%
Chile - 0.3%
Empresa de Transporte de Pasajeros Metro SA
4.75%, 2/04/24 (a)	210	217,761

China - 0.3%
Sinopec Group Overseas Development 2013 Ltd.
4.375%, 10/17/23 (a)	225	230,732

Malaysia - 0.6%
Petronas Capital Ltd.
5.25%, 8/12/19 (a)	420	469,603

Mexico - 0.3%
Petroleos Mexicanos
3.50%, 7/18/18-1/30/23	272	269,029

Total Quasi-Sovereigns (cost $1,114,256)		1,187,125

Company	Shares		U.S. $ Value
PREFERRED STOCKS - 0.4%
Financial Institutions - 0.4%
Insurance - 0.2%
Allstate Corp. (The)
5.10%		7,925	194,083

REITS - 0.2%
Sovereign Real Estate Investment Trust
12.00% (a)		93	125,085

Total Preferred Stocks (cost $299,414)			319,168

	Principal Amount (000)
LOCAL GOVERNMENTS - MUNICIPAL BONDS - 0.4%
United States - 0.4%
California GO Series 2010 7.625%, 3/01/40 (cost $203,235)	U.S.$	200	291,628

GOVERNMENTS - SOVEREIGN BONDS - 0.3%
Turkey - 0.3%
Turkey Government International Bond
4.875%, 4/16/43 (cost $257,035)		260	234,325

GOVERNMENTS - SOVEREIGN AGENCIES - 0.2%
Colombia - 0.1%
Ecopetrol SA
5.875%, 5/28/45		57	58,140

Germany - 0.1%
Landwirtschaftliche Rentenbank
5.125%, 2/01/17		70	76,763

Total Governments - Sovereign Agencies (cost $127,324)			134,903

EMERGING MARKETS - CORPORATE BONDS - 0.1%
Industrial - 0.1%
Consumer Non-Cyclical - 0.1%
Marfrig Overseas Ltd.
9.50%, 5/04/20 (a) (cost $99,786)		100	105,500

	Shares
WARRANTS - 0.0%
Talon Equity Co. NV, expiring 11/24/15 (d)(e)(f) (cost $0)		47	0

	Principal Amount (000)		U.S. $ Value
SHORT-TERM INVESTMENTS - 14.9%
Time Deposit - 10.7%
State Street Time Deposit 0.01%, 10/01/14 (cost $8,401,288)	U.S.$	8,401	8,401,288

Governments-Treasuries - 3.2%
Japan - 3.2%
Japan Treasury Bills Series 468 Zero Coupon, 10/27/14 (cost $2,721,953)	JPY	280,000	2,552,942

Certificates of Deposit - 1.0%
Svenska Handelsbanken/New York 0.225%, 3/23/15 (cost $788,019)		788	788,019

Total Short-Term Investments (cost $11,911,260)			11,742,249

Total Investments - 112.9% (cost $87,161,984) (g)			88,870,372
Other assets less liabilities - (12.9)% (h)			(10,120,593)

Net Assets - 100.0%			$78,749,779

FUTURES

Type	Number of Contracts	Expiration Month	Original Value	Value at September 30, 2014	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
U.S. T-Note 10 Yr (CBT) Futures	2	December 2014	$250,518	$249,281	$(1,237)
Sold Contracts
U.S. T-Note 2 Yr (CBT) Futures	4	December 2014	875,369	875,375	(6)
U.S. T-Note 5 Yr (CBT) Futures	8	December 2014	947,864	946,063	1,801

					$558

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
BNP Paribas SA	JPY	81,383	USD	776	10/17/14	$34,085
BNP Paribas SA	USD	355	JPY	38,814	10/17/14	(1,239)
BNP Paribas SA	AUD	680	USD	620	10/24/14	25,644
BNP Paribas SA	USD	2,615	JPY	280,000	10/27/14	(61,441)
BNP Paribas SA	JPY	280,000	USD	2,618	1/15/15	61,801
Goldman Sachs Bank USA	CAD	1,204	USD	1,097	10/10/14	22,305
Goldman Sachs Bank USA	JPY	280,000	USD	2,733	10/27/14	179,748
HSBC Bank USA	NZD	482	USD	391	10/31/14	16,498

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
JPMorgan Chase Bank, NA	GBP	90	USD	149	10/14/14	$3,622
JPMorgan Chase Bank, NA	EUR	915	USD	1,207	10/16/14	51,287
Royal Bank of Scotland PLC	EUR	460	USD	595	10/16/14	13,879
Royal Bank of Scotland PLC	USD	783	EUR	593	10/16/14	(33,449)
Royal Bank of Scotland PLC	NZD	1,221	USD	981	10/31/14	30,051
State Street Bank & Trust Co.	USD	65	CAD	71	10/10/14	(1,594)

						$341,197

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Clearing Broker/(Exchange) & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at September 30, 2014	Notional Amount (000)	Market Value	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Morgan Stanley & Co., LLC/(INTRCONX):
CDX-NAHY Series 21, 5 Year Index, 12/20/18*	(5.00)%	3.17%	$1,337	$(93,145)	$(47,706)
CDX-NAIG Series 22, 5 Year Index, 6/20/19*	(1.00)	0.64	2,530	(41,237)	(7,465)
Sale Contracts
Morgan Stanley & Co., LLC/(INTRCONX):
CDX-NAHY Series 21, 5 Year Index, 12/20/18*	5.00	3.17	1,337	93,145	(4,041)
CDX-NAIG Series 22, 5 Year Index, 06/20/19*	1.00	0.64	2,530	41,237	(5,363)

				$0	$(64,575)

*	Termination date

CENTRALLY CLEARED INTEREST RATE SWAPS

				Rate Type
Clearing Broker/(Exchange)	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Morgan Stanley & Co., LLC/(CME Group)		380	6/25/21	2.243%	3 Month LIBOR	$(1,521)
Morgan Stanley & Co., LLC/(CME Group)		530	1/14/24	2.980%	3 Month LIBOR	(20,810)
Morgan Stanley & Co., LLC/(CME Group)		460	2/14/24	2.889%	3 Month LIBOR	(13,150)
Morgan Stanley & Co., LLC/(CME Group)		650	4/28/24	2.817%	3 Month LIBOR	(19,101)
Morgan Stanley & Co., LLC/(CME Group)		450	5/29/24	3 Month LIBOR	2.628%	4,240
Morgan Stanley & Co., LLC/(CME Group)	NZD	730	9/25/24	4.628%	3 Month BKBM	(2,777)

						$(53,119)

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at September 30, 2014	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Credit Suisse International:
Anadarko Petroleum Corp., 5.95%, 9/15/16, 9/20/17*	1.00%	0.41%	$270	$4,685	$(5,646)	$10,331
Kohl’s Corp., 6.25%, 12/15/17, 6/20/19*	1.00	0.92	92	220	(1,172)	1,392
Kohl’s Corp., 6.25%, 12/15/17, 6/20/19*	1.00	0.92	54	129	(617)	746
Kohl’s Corp., 6.25%, 12/15/17, 6/20/19*	1.00	0.92	37	90	(477)	567
Kohl’s Corp., 6.25%, 12/15/17, 6/20/19*	1.00	0.92	37	89	(473)	562

				$5,213	$(8,385)	$13,598

*	Termination date

INTEREST RATE SWAPS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
JPMorgan Chase Bank, NA	$1,390	1/30/17	1.059%	3 Month LIBOR	$(3,651)
JPMorgan Chase Bank, NA	1,520	2/07/22	2.043%	3 Month LIBOR	29,803

					$26,152

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2014, the aggregate market value of these securities amounted to $14,655,817 or 18.6% of net assets.
(b)	Floating Rate Security. Stated interest rate was in effect at September 30, 2014.
(c)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(d)	Non-income producing security.
(e)	Fair valued by the Adviser.
(f)	Illiquid security.
(g)	As of September 30, 2014, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $2,403,095 and gross unrealized depreciation of investments was $(694,707), resulting in net unrealized appreciation of $1,708,388.
(h)	An amount of U.S.$6,827 has been segregated to collateralize margin requirements for the open futures contracts at September 30, 2014.

Currency Abbreviations:

AUD	-	Australian Dollar
CAD	-	Canadian Dollar
EUR	-	Euro
GBP	-	Great British Pound
JPY	-	Japanese Yen
NZD	-	New Zealand Dollar
USD	-	United States Dollar

Glossary:

ABS	-	Asset-Backed Securities
ARMs	-	Adjustable Rate Mortgages
BKBM	-	Bank Bill Benchmark (New Zealand)
CBT	-	Chicago Board of Trade
CDX-NAHY	-	North American High Yield Credit Default Swap Index
CDX-NAIG	-	North American Investment Grade Credit Default Swap Index
CMBS	-	Commercial Mortgage-Backed Securities
CME	-	Chicago Mercantile Exchange
GSE	-	Government-Sponsored Enterprise
INTRCONX	-	Inter-Continental Exchange
LIBOR	-	London Interbank Offered Rates
REIT	-	Real Estate Investment Trust
TBA	-	To Be Announced
TIPS	-	Treasury Inflation Protected Security

AllianceBernstein Variable Products Series Fund

Intermediate Bond Portfolio

September 30, 2014 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options and warrants are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option or a warrant depends upon the contractual terms of, and specific risks inherent in, the option or warrant as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options will be classified as Level 2. For options or warrants that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options and warrants are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2014:

Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Governments - Treasuries	$	– 0	–	$16,533,062		$	– 0	–	$16,533,062
Corporates - Investment Grades		– 0	–	15,969,828			– 0	–	15,969,828
Mortgage Pass-Throughs		– 0	–	15,277,814			– 0	–	15,277,814
Asset-Backed Securities		– 0	–	9,640,348			1,464,614		11,104,962
Commercial Mortgage-Backed Securities		– 0	–	6,327,139			83,011		6,410,150
Corporates - Non-Investment Grades		– 0	–	2,742,772			– 0	–	2,742,772
Inflation-Linked Securities		– 0	–	2,466,592			– 0	–	2,466,592
Collateralized Mortgage Obligations		– 0	–	45,485			2,295,600		2,341,085
Agencies		– 0	–	2,009,209			– 0	–	2,009,209
Quasi-Sovereigns		– 0	–	1,187,125			– 0	–	1,187,125
Preferred Stocks		194,083		125,085			– 0	–	319,168
Local Governments - Municipal Bonds		– 0	–	291,628			– 0	–	291,628
Governments - Sovereign Bonds		– 0	–	234,325			– 0	–	234,325
Governments - Sovereign Agencies		– 0	–	134,903			– 0	–	134,903
Emerging Markets - Corporate Bonds		– 0	–	105,500			– 0	–	105,500
Warrants		– 0	–	– 0	–		– 0	– ^	0
Short-Term Investments:
Time Deposit		– 0	–	8,401,288			– 0	–	8,401,288
Governments – Treasuries		– 0	–	2,552,942			– 0	–	2,552,942
Certificates of Deposits		– 0	–	788,019			– 0	–	788,019

Total Investments in Securities		194,083		84,833,064			3,843,225		88,870,372
Other Financial Instruments* :
Assets:
Futures		1,801		– 0	–		– 0	–	1,801
Forward Currency Exchange Contracts		– 0	–	438,920			– 0	–	438,920
Centrally Cleared Interest Rate Swaps				4,240					4,240
Credit Default Swaps				13,598					13,598
Interest Rate Swaps		– 0	–	29,803			– 0	–	29,803
Liabilities:
Futures		(1,243)		– 0	–		– 0	–	(1,243)
Forward Currency Exchange Contracts		– 0	–	(97,723)			– 0	–	(97,723)
Centrally Cleared Credit Default Swaps				(64,575)					(64,575)
Centrally Cleared Interest Rate Swaps				(57,359)					(57,359)
Interest Rate Swaps		– 0	–	(3,651)			– 0	–	(3,651)

Total**		$194,641		$85,096,317			$3,843,225		$89,134,183

^	The Portfolio held securities with zero market value at period end.
*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
**	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Asset-Backed Securities		Commercial Mortgage-Backed Securities			Corporates - Non- Investment Grades
Balance as of 12/31/13	$1,270,213			$186,676		$	– 0	–
Accrued discounts/(premiums)	2,193			(140)			– 0	–
Realized gain (loss)	4,633			4,953			(3,506)
Change in unrealized appreciation/depreciation	(3,189)			(508)			3,506
Purchases	688,601			– 0	–		– 0	–
Sales	(497,837)			(107,970)			– 0	–
Transfers in to Level 3	– 0	–		– 0	–		– 0	–
Transfers out of Level 3	– 0	–		– 0	–		– 0	–

Balance as of 9/30/14	$1,464,614			$83,011		$	– 0	–

Net change in unrealized appreciation/depreciation from investments held as of 9/30/14	$(1,628)			$303		$	– 0	–

	Collateralized Mortgage Obligations		Common Stocks			Warrants^
Balance as of 12/31/13	$1,240,216			$3,690		$	– 0	–
Accrued discounts/(premiums)	6,624			– 0	–		– 0	–
Realized gain (loss)	(9,913)			3,742			– 0	–
Change in unrealized appreciation/depreciation	58,393			(3,686)			– 0	–
Purchases	1,111,969			– 0	–		– 0	–
Sales	(111,689)			(3,746)			– 0	–
Transfers in to Level 3	– 0	–		– 0	–		– 0	–
Transfers out of Level 3	– 0	–		– 0	–		– 0	–

Balance as of 9/30/14	$2,295,600		$	– 0	–	$	– 0	–

Net change in unrealized appreciation/depreciation from investments held as of 9/30/14	$58,393		$	– 0	–	$	– 0	–

	Total
Balance as of 12/31/13	$2,700,795
Accrued discounts/(premiums)	8,677
Realized gain (loss)	(91)
Change in unrealized appreciation/depreciation	54,516
Purchases	1,800,570
Sales	(721,242)
Transfers in to Level 3	– 0	–
Transfers out of Level 3	– 0	–

Balance as of 9/30/14	$3,843,225

Net change in unrealized appreciation/depreciation from investments held as of 9/30/14	$57,068

^	The Portfolio held a security with zero market value at period end.

The following presents information about significant unobservable inputs related to the Portfolio with material categories of Level 3 investments at September 30, 2014. Securities priced by third party vendors or at cost are excluded from the following table.

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at 9/30/14	Valuation Technique	Unobservable Input	Range/ Weighted Average
Warrants	$0	Qualitative Assessment		$0.00 / N/A

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AllianceBernstein Variable Products Series Fund

International Growth Portfolio

Portfolio of Investments

September 30, 2014 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 97.6%
Financials - 25.3%
Banks - 7.2%
Credicorp Ltd.	8,640	$1,325,290
ING Groep NV (a)	109,470	1,556,030
Kasikornbank PCL (NVDR)	123,900	896,140
Sumitomo Mitsui Financial Group, Inc.	30,700	1,250,855
UniCredit SpA	201,820	1,585,475

		6,613,790

Capital Markets - 6.6%
Aberdeen Asset Management PLC	219,480	1,415,977
Azimut Holding SpA	41,195	1,037,008
Partners Group Holding AG	6,680	1,755,731
UBS AG (REG) (a)	105,770	1,838,581

		6,047,297

Diversified Financial Services - 2.1%
IG Group Holdings PLC	115,018	1,106,290
London Stock Exchange Group PLC	28,840	870,314

		1,976,604

Insurance - 6.1%
AIA Group Ltd.	456,400	2,355,363
Prudential PLC	111,610	2,481,240
St James’s Place PLC	63,800	752,390

		5,588,993

Real Estate Management & Development - 1.2%
Global Logistic Properties Ltd.	511,000	1,084,652

Thrifts & Mortgage Finance - 2.1%
Housing Development Finance Corp.	116,770	1,986,891

		23,298,227

Consumer Discretionary - 16.9% Automobiles - 4.0%
Nissan Motor Co., Ltd.	157,300	1,522,687
Tata Motors Ltd.-Class A	203,420	1,130,759
Volkswagen AG (Preference Shares)	4,996	1,031,714

		3,685,160

Diversified Consumer Services - 0.8%
Kroton Educacional SA	111,200	698,705

Hotels, Restaurants & Leisure - 1.8%
Alsea SAB de CV (a)	208,911	659,686
Melco Crown Entertainment Ltd. (ADR)	39,920	1,049,497

		1,709,183

Household Durables - 1.4%
Panasonic Corp.	106,800	1,272,882

Internet & Catalog Retail - 0.7%
JD.com, Inc. (ADR) (a) (b)	24,986	645,139

Company	Shares	U.S. $ Value
Media - 1.3%
Naspers Ltd.-Class N	11,350	1,243,091

Multiline Retail - 1.0%
Matahari Department Store Tbk PT	693,500	923,797

Specialty Retail - 2.7%
Card Factory PLC (a)	121,486	456,917
Chow Tai Fook Jewellery Group Ltd. (b)	574,600	747,085
Fast Retailing Co., Ltd.	3,800	1,273,350

		2,477,352

Textiles, Apparel & Luxury Goods - 3.2%
Brunello Cucinelli SpA (b)	27,843	577,559
Cie Financiere Richemont SA	21,432	1,751,876
Prada SpA (b)	102,600	618,295

		2,947,730

		15,603,039

Consumer Staples - 15.6% Beverages - 2.0%
Anheuser-Busch InBev NV	16,892	1,873,287

Food & Staples Retailing - 1.7%
Magnit OJSC (Sponsored GDR) (c)	14,220	821,347
Tsuruha Holdings, Inc.	13,400	745,345

		1,566,692

Food Products - 6.3%
Danone SA	22,630	1,515,438
Nestle SA	31,302	2,300,415
Universal Robina Corp.	266,220	1,105,447
WH Group Ltd. (a) (c)	1,006,000	826,581

		5,747,881

Household Products - 3.2%
Reckitt Benckiser Group PLC	21,090	1,823,392
Unicharm Corp.	50,100	1,141,849

		2,965,241

Tobacco - 2.4%
British American Tobacco PLC	39,597	2,231,313

		14,384,414

Industrials - 12.1% Aerospace & Defense - 2.0%
Safran SA	27,950	1,812,102

Commercial Services & Supplies - 1.3%
Aggreko PLC	48,206	1,206,535

Industrial Conglomerates - 1.7%
Toshiba Corp.	343,000	1,592,269

Company	Shares	U.S. $ Value
Machinery - 2.6%
Komatsu Ltd.	70,200	1,622,402
Melrose Industries PLC	193,903	776,123

		2,398,525

Professional Services - 3.2%
Capita PLC	97,380	1,833,218
Intertek Group PLC	25,890	1,097,206

		2,930,424

Trading Companies & Distributors - 1.3%
Wolseley PLC	23,352	1,223,153

		11,163,008

Health Care - 12.0% Health Care Equipment & Supplies - 1.9%
Elekta AB-Class B (b)	66,270	651,387
Essilor International SA	9,860	1,081,323

		1,732,710

Health Care Providers & Services - 0.8%
Life Healthcare Group Holdings Ltd.	179,870	709,081

Pharmaceuticals - 9.3%
Aspen Pharmacare Holdings Ltd.	32,981	981,995
Bayer AG	8,487	1,180,867
H Lundbeck A/S	30,270	675,914
Novo Nordisk A/S-Class B	27,145	1,292,422
Roche Holding AG	11,180	3,301,486
Sun Pharmaceutical Industries Ltd.	83,320	1,151,453

		8,584,137

		11,025,928

Information Technology - 10.8% Internet Software & Services - 3.8%
Baidu, Inc. (Sponsored ADR) (a)	7,750	1,691,282
Mail.ru Group Ltd. (GDR) (a) (c)	16,988	477,533
Tencent Holdings Ltd.	90,300	1,341,468

		3,510,283

IT Services - 1.0%
Tata Consultancy Services Ltd.	20,490	906,992

Semiconductors & Semiconductor Equipment - 5.2%
ams AG	41,020	1,550,931
MediaTek, Inc.	116,000	1,717,925
Taiwan Semiconductor Manufacturing Co., Ltd.	375,000	1,492,922

		4,761,778

Software - 0.8%
Mobileye NV (a) (b)	13,876	743,615

		9,922,668

Materials - 2.8%
Chemicals - 1.6%
Linde AG	7,750	1,483,423

Company	Shares		U.S. $ Value
Metals & Mining - 1.2%
BHP Billiton PLC		38,980	1,078,210

			2,561,633

Energy - 2.1% Energy Equipment & Services - 2.1%
Schlumberger Ltd.		18,760	1,907,705

Total Common Stocks (cost $66,834,223)			89,866,622

	Principal Amount (000)
SHORT-TERM INVESTMENTS - 1.3%
Time Deposit - 1.3%
State Street Time Deposit 0.01%, 10/01/14 (cost $1,228,620)	U.S.$	1,229	1,228,620

Total Investments Before Security Lending Collateral for Securities Loaned - 98.9% (cost $68,062,843)			91,095,242

	Shares
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 4.2%
Investment Companies - 4.2%
AllianceBernstein Exchange Reserves-Class I, 0.04% (d)(e) (cost $3,845,053)		3,845,053	3,845,053

Total Investments - 103.1% (cost $71,907,896) (f)			94,940,295
Other assets less liabilities - (3.1)%			(2,869,180)

Net Assets - 100.0%			$92,071,115

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	USD	3,655	JPY	383,313	11/14/14	$(159,401)
BNP Paribas SA	USD	435	AUD	468	11/14/14	(26,515)
BNP Paribas SA	USD	1,092	SEK	7,539	11/14/14	(47,839)
Credit Suisse International	USD	1,257	RUB	50,067	11/14/14	(1,141)
Goldman Sachs Bank USA	USD	1,566	AUD	1,700	11/14/14	(82,530)
Goldman Sachs Bank USA	USD	554	NOK	3,457	11/14/14	(16,479)
HSBC Bank USA	RUB	75,848	USD	2,041	11/14/14	138,676
Morgan Stanley & Co., Inc.	CHF	2,315	USD	2,521	11/14/14	95,756
Standard Chartered Bank	HKD	4,411	USD	569	11/14/14	1,153
State Street Bank & Trust Co.	CHF	2,516	USD	2,778	11/14/14	141,760
State Street Bank & Trust Co.	USD	3,746	CAD	4,120	11/14/14	(70,939)
State Street Bank & Trust Co.	USD	2,319	EUR	1,731	11/14/14	(131,925)
State Street Bank & Trust Co.	USD	375	GBP	228	11/14/14	(5,464)
UBS AG	GBP	2,319	USD	3,891	11/14/14	132,658

						$(32,230)

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2014, the aggregate market value of these securities amounted to $2,125,461 or 2.3% of net assets.
(d)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AllianceBernstein at (800) 227-4618.
(e)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(f)	As of September 30, 2014, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $24,960,787 and gross unrealized depreciation of investments was $(1,928,388), resulting in net unrealized appreciation of $23,032,399.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
EUR	-	Euro
GBP	-	Great British Pound
HKD	-	Hong Kong Dollar
JPY	-	Japanese Yen
NOK	-	Norwegian Krone
RUB	-	Russian Ruble
SEK	-	Swedish Krona
USD	-	United States Dollar

Glossary:

ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt
NVDR	-	Non Voting Depositary Receipt
OJSC	-	Open Joint Stock Company
REG	-	Registered Shares

Country Breakdown *

September 30, 2014 (unaudited)

19.0%	United Kingdom
12.0%	Switzerland
11.4%	Japan
5.7%	India
5.5%	Hong Kong
4.8%	France
4.2%	Italy
4.1%	Germany
4.0%	China
3.5%	Taiwan
3.2%	South Africa
2.9%	United States
2.2%	Denmark
16.1%	Other
1.4%	Short-Term

100.0%	Total Investments

*	All data are as of September 30, 2014. The Portfolio’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 2.1% or less in the following countries: Australia, Austria, Belgium, Brazil, Indonesia, Mexico, Netherlands, Peru, Philippines, Russia, Singapore, Sweden and Thailand.

AllianceBernstein Variable Products Series Fund

International Growth Portfolio

September 30, 2014 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2014:

Investments in Securities:	Level 1		Level 2		Level 3			Total
Assets:
Common Stock:
Financials	$1,325,290		$21,972,937		$	– 0	–	$23,298,227
Consumer Discretionary	3,509,944		12,093,095			– 0	–	15,603,039
Consumer Staples	1,647,928		12,736,486			– 0	–	14,384,414
Industrials	– 0	–	11,163,008			– 0	–	11,163,008
Health Care	675,914		10,350,014			– 0	–	11,025,928
Information Technology	2,912,430		7,010,238			– 0	–	9,922,668
Materials	– 0	–	2,561,633			– 0	–	2,561,633
Energy	1,907,705		– 0	–		– 0	–	1,907,705
Short-Term Investments	– 0	–	1,228,620			– 0	–	1,228,620
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	3,845,053		– 0	–		– 0	–	3,845,053

Total Investments in Securities	15,824,264		79,116,031	+		– 0	–	94,940,295
Other Financial Instruments* :
Assets:
Forward Currency Exchange Contracts	– 0	–	510,003			– 0	–	510,003
Liabilities:
Forward Currency Exchange Contracts	– 0	–	(542,233)			– 0	–	(542,233)

Total++	$15,824,264		$79,083,801		$	– 0	–	$94,908,065

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
+	A significant portion of the Portfolio’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.
++	An amount of $4,915,880 was transferred from Level 1 to Level 2 due to the above mentioned foreign equity fair valuation using third party vendor modeling tools during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AllianceBernstein Variable Products Series Fund

International Value Portfolio

Portfolio of Investments

September 30, 2014 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 98.1%
Financials - 22.9%
Banks - 13.4%
Banco do Brasil SA	153,800	$1,589,680
Bank Hapoalim BM	698,875	3,940,573
Commerzbank AG (a)	302,500	4,491,858
Credit Agricole SA	204,602	3,084,071
Danske Bank A/S	376,040	10,193,589
ING Groep NV (a)	372,250	5,291,242
Itausa-Investimentos Itau SA (Preference Shares)	608,300	2,303,724
Kasikornbank PCL (NVDR)	405,500	2,932,887
KBC Groep NV (a)	115,750	6,144,710
Lloyds Banking Group PLC (a)	5,117,618	6,366,662
Mitsubishi UFJ Financial Group, Inc.	1,585,600	8,935,988
Shinhan Financial Group Co., Ltd.	49,440	2,276,050
Societe Generale SA	260,342	13,279,493
State Bank of India	61,290	2,416,522
Sumitomo Mitsui Financial Group, Inc.	153,800	6,266,497
UniCredit SpA	1,839,450	14,450,512

		93,964,058

Capital Markets - 1.2%
Deutsche Bank AG (REG)	239,416	8,359,809

Diversified Financial Services - 1.6%
ORIX Corp.	821,900	11,346,694

Insurance - 4.3%
AIA Group Ltd.	1,170,400	6,040,133
Aviva PLC	425,660	3,601,115
Direct Line Insurance Group PLC	740,280	3,523,280
Friends Life Group Ltd.	658,700	3,280,334
Muenchener Rueckversicherungs AG	54,110	10,674,143
Suncorp Group Ltd.	264,230	3,247,749

		30,366,754

Real Estate Management & Development - 2.4%
Aeon Mall Co., Ltd.	160,800	3,071,797
China Overseas Land & Investment Ltd.	948,000	2,430,458
Country Garden Holdings Co., Ltd.	5,939,000	2,240,051
Lend Lease Group	515,630	6,474,156
Wharf Holdings Ltd. (The)	311,000	2,210,946

		16,427,408

		160,464,723

Consumer Discretionary - 14.1%
Auto Components - 5.7%
Cie Generale des Etablissements Michelin-Class B	95,132	8,960,556
GKN PLC	407,270	2,097,272
Plastic Omnium SA	132,470	3,163,041
Sumitomo Electric Industries Ltd.	608,600	9,009,600
Sumitomo Rubber Industries Ltd.	230,400	3,277,457
Valeo SA	117,650	13,072,627

		39,580,553

Company	Shares	U.S. $ Value
Automobiles - 4.5%
Bayerische Motoren Werke AG	42,820	4,576,356
Great Wall Motor Co., Ltd.-Class H	892,000	3,456,895
Honda Motor Co., Ltd. (b)	334,300	11,469,777
Renault SA	44,920	3,249,498
Tata Motors Ltd.	342,320	2,783,438
Volkswagen AG (Preference Shares)	29,630	6,118,833

		31,654,797

Hotels, Restaurants & Leisure - 0.6%
William Hill PLC	745,704	4,456,329

Media - 1.3%
Liberty Global PLC-Series C (a)	220,370	9,038,475

Specialty Retail - 1.6%
Kingfisher PLC	644,960	3,373,060
Shimamura Co., Ltd.	38,300	3,521,030
Yamada Denki Co., Ltd. (b)	1,423,900	4,156,125

		11,050,215

Textiles, Apparel & Luxury Goods - 0.4%
Kering	14,000	2,822,677

		98,603,046

Industrials - 13.7%
Aerospace & Defense - 4.7%
Airbus Group NV	273,350	17,182,897
MTU Aero Engines AG	45,650	3,883,830
Safran SA	143,270	9,288,722
Thales SA	47,740	2,540,824

		32,896,273

Air Freight & Logistics - 0.4%
Royal Mail PLC	490,910	3,110,090

Airlines - 1.4%
Japan Airlines Co., Ltd.	95,800	2,621,345
Qantas Airways Ltd. (a)	3,169,033	3,849,557
Turk Hava Yollari (a)	1,083,248	3,079,837

		9,550,739

Building Products - 0.4%
Asahi Glass Co., Ltd. (b)	460,000	2,495,406

Industrial Conglomerates - 2.3%
Bidvest Group Ltd. (The)	110,440	2,794,535
Hutchison Whampoa Ltd.	415,000	5,016,768
Toshiba Corp.	1,731,000	8,035,621

		15,846,924

Machinery - 1.1%
JTEKT Corp.	453,100	7,594,634

Marine - 1.3%
AP Moeller-Maersk A/S-Class B	1,556	3,685,921

Company	Shares	U.S. $ Value
Nippon Yusen KK	2,159,000	5,692,401

		9,378,322

Road & Rail - 0.9%
Central Japan Railway Co. (b)	49,100	6,623,035

Trading Companies & Distributors - 1.2%
Mitsubishi Corp.	272,000	5,570,626
Rexel SA	154,738	2,889,696

		8,460,322

		95,955,745

Health Care - 9.3%
Biotechnology - 2.0%
Actelion Ltd. (REG) (a)	118,920	13,928,618

Pharmaceuticals - 7.3%
Astellas Pharma, Inc.	566,100	8,431,250
GlaxoSmithKline PLC	832,320	19,013,629
Roche Holding AG	71,240	21,037,380
Teva Pharmaceutical Industries Ltd.	45,750	2,462,272

		50,944,531

		64,873,149

Telecommunication Services - 8.9%
Diversified Telecommunication Services - 5.9%
Bezeq The Israeli Telecommunication Corp., Ltd.	1,378,693	2,379,933
Hellenic Telecommunications Organization SA (a)	164,210	2,156,044
Nippon Telegraph & Telephone Corp.	157,300	9,754,847
Orange SA	914,040	13,639,861
Telenor ASA	168,030	3,687,835
Vivendi SA (a)	231,756	5,596,394
Ziggo NV (a)	91,630	4,291,145

		41,506,059

Wireless Telecommunication Services - 3.0%
China Mobile Ltd.	394,000	4,605,645
Turkcell Iletisim Hizmetleri AS (a)	546,640	2,857,595
Vodafone Group PLC	4,150,324	13,676,242

		21,139,482

		62,645,541

Materials - 7.8%
Chemicals - 5.0%
Arkema SA (b)	85,586	5,735,064
BASF SE	22,660	2,066,985
Denki Kagaku Kogyo KK (b)	970,000	3,179,941
Incitec Pivot Ltd.	1,220,030	2,890,023
JSR Corp. (b)	523,200	9,130,805
Koninklijke DSM NV	118,995	7,337,054
Mitsubishi Gas Chemical Co., Inc. (b)	763,000	4,864,685

		35,204,557

Company	Shares	U.S. $ Value
Metals & Mining - 2.1%
Dowa Holdings Co., Ltd.	289,000	2,408,236
MMC Norilsk Nickel OJSC (ADR)	134,300	2,504,695
Rio Tinto PLC	192,460	9,430,510

		14,343,441

Paper & Forest Products - 0.7%
Mondi PLC	298,840	4,873,647

		54,421,645

Energy - 7.4%
Energy Equipment & Services - 0.6%
Akastor ASA	314,702	1,267,136
Aker Solutions ASA (a)(c)	314,702	3,134,897

		4,402,033

Oil, Gas & Consumable Fuels - 6.8%
BG Group PLC	442,786	8,174,201
China Petroleum & Chemical Corp.-Class H	2,408,000	2,106,139
JX Holdings, Inc.	2,278,200	10,504,231
Petroleo Brasileiro SA (Sponsored ADR)	139,500	2,077,155
Royal Dutch Shell PLC (Euronext Amsterdam)-Class A	251,719	9,608,793
Total SA	233,300	15,107,131

		47,577,650

		51,979,683

Information Technology - 6.5%
IT Services - 0.5%
Cap Gemini SA	53,510	3,837,392

Semiconductors & Semiconductor Equipment - 4.2%
Advanced Semiconductor Engineering, Inc.	2,956,000	3,452,768
ASM International NV	94,630	3,436,153
Novatek Microelectronics Corp.	853,000	4,209,713
Samsung Electronics Co., Ltd.	7,370	8,254,454
Sumco Corp. (b)	503,400	6,104,340
Tokyo Electron Ltd.	58,500	3,812,751

		29,270,179

Technology Hardware, Storage & Peripherals - 1.8%
Asustek Computer, Inc.	394,000	3,759,697
Casetek Holdings Ltd.	507,000	3,096,098
Catcher Technology Co., Ltd.	635,000	5,881,216

		12,737,011

		45,844,582

Consumer Staples - 4.8%
Beverages - 1.0%
Asahi Group Holdings Ltd.	92,600	2,678,562
Carlsberg A/S-Class B	52,510	4,663,550

		7,342,112

Food & Staples Retailing - 1.4%
Koninklijke Ahold NV	624,565	10,102,752

Company	Shares	U.S. $ Value
Food Products - 0.4%
Danone SA	40,768	2,730,066

Household Products - 0.8%
Reckitt Benckiser Group PLC	62,830	5,432,133

Tobacco - 1.2%
Imperial Tobacco Group PLC	192,030	8,268,031

		33,875,094

Utilities - 2.7%
Electric Utilities - 2.7%
EDP - Energias de Portugal SA	1,693,040	7,382,759
Electricite de France SA	138,950	4,558,496
Enel SpA	952,320	5,037,882
Light SA	189,500	1,601,005

		18,580,142

Total Common Stocks (cost $644,314,041)		687,243,350

WARRANTS - 0.4%
Financials - 0.4%
Real Estate Management & Development - 0.4%
Emaar Properties PJSC, Merrill Lynch Intl & Co., expiring 10/01/15 (a) (cost $1,275,590)	935,380	2,941,687

RIGHTS - 0.0%
Financials - 0.0%
Real Estate Management & Development - 0.0%
Country Garden Holdings Co., Ltd., expiring 10/08/14 (a) (cost $0)	423,333	23,988

	Principal Amount (000)
SHORT-TERM INVESTMENTS - 0.8%
Time Deposit - 0.8%
State Street Time Deposit 0.01%, 10/01/14 (cost $5,547,484)	$5,547	5,547,484

Total Investments Before Security Lending Collateral for Securities Loaned - 99.3% (cost $651,137,115)		695,756,509

	Shares
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 2.2%
Investment Companies - 2.2%
AllianceBernstein Exchange Reserves - Class I, 0.04% (d)(e) (cost $15,108,816)	15,108,816	15,108,816

Company	Shares	U.S. $ Value
Total Investments – 101.5% (cost $666,245,931) (f)		$710,865,325
Other assets less liabilities – (1.5)% (g)		(10,240,728)

Net Assets – 100.0%		$700,624,597

FUTURES

Type	Number of Contracts	Expiration Month	Original Value	Value at September 30, 2014	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
Euro STOXX 50 Index Futures	63	December 2014	$2,541,796	$2,564,612	$22,816

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	USD	22,885	EUR	16,773	10/15/14	$(1,698,500)
Barclays Bank PLC	USD	14,674	JPY	1,602,405	10/15/14	(62,345)
BNP Paribas SA	AUD	7,826	USD	7,290	10/15/14	444,073
BNP Paribas SA	JPY	9,551,693	USD	93,954	10/15/14	6,855,609
BNP Paribas SA	USD	5,223	AUD	5,629	10/15/14	(299,262)
BNP Paribas SA	USD	2,209	KRW	2,257,872	10/15/14	(73,230)
Citibank, NA	AUD	4,369	USD	3,847	10/15/14	25,433
Citibank, NA	GBP	10,964	USD	17,874	10/15/14	101,271
Citibank, NA	JPY	1,459,308	USD	14,382	10/15/14	1,074,795
Citibank, NA	RUB	79,782	USD	2,276	10/15/14	264,049
Citibank, NA	USD	6,082	EUR	4,555	10/15/14	(328,074)
Citibank, NA	USD	35,759	SEK	244,179	10/15/14	(1,921,971)
Credit Suisse International	KRW	9,495,469	USD	9,142	10/15/14	158,590
Credit Suisse International	USD	15,990	NOK	99,596	10/15/14	(495,119)
Credit Suisse International	USD	25,525	GBP	15,743	1/15/15	(28,085)
Deutsche Bank AG	NOK	163,851	USD	25,562	10/15/14	70,083
Goldman Sachs Bank USA	CNY	11,307	USD	1,829	10/15/14	(10,355)
Goldman Sachs Bank USA	USD	2,543	CNY	15,698	10/15/14	11,167
Goldman Sachs Bank USA	USD	57,179	JPY	5,943,830	10/15/14	(2,979,443)
Goldman Sachs Bank USA	USD	27,955	NZD	32,340	10/15/14	(2,741,058)
HSBC Bank USA	CHF	10,963	USD	12,293	10/15/14	808,774
HSBC Bank USA	HKD	162,386	USD	20,952	10/15/14	40,022
HSBC Bank USA	USD	19,584	GBP	11,539	10/15/14	(879,706)
JPMorgan Chase Bank, NA	USD	1,842	HKD	14,272	10/15/14	(3,666)
Morgan Stanley & Co., Inc.	CNY	97,498	USD	15,725	10/15/14	(137,626)
Morgan Stanley & Co., Inc.	USD	16,832	CHF	15,459	10/15/14	(638,089)
Northern Trust Co.	USD	14,868	NOK	92,274	10/15/14	(512,728)
Royal Bank of Scotland PLC	NZD	32,340	USD	27,509	10/15/14	2,295,707
Royal Bank of Scotland PLC	SEK	143,674	USD	19,892	10/15/14	(17,289)
Royal Bank of Scotland PLC	USD	6,133	AUD	6,566	10/15/14	(389,005)
Royal Bank of Scotland PLC	USD	19,279	EUR	15,161	10/15/14	(128,473)
Standard Chartered Bank	CNY	12,771	USD	2,063	10/15/14	(15,199)
Standard Chartered Bank	GBP	12,715	USD	20,907	10/15/14	296,357
Standard Chartered Bank	USD	3,580	CNY	22,040	10/15/14	6,343
Standard Chartered Bank	USD	3,627	HKD	28,113	10/15/14	(7,046)
Standard Chartered Bank	KRW	2,651,814	USD	2,527	1/15/15	31,699

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
State Street Bank & Trust Co.	HKD	14,709	USD	1,898	10/15/14	$3,358
State Street Bank & Trust Co.	USD	3,754	HKD	29,097	10/15/14	(7,244)
UBS AG	EUR	45,229	USD	59,463	10/15/14	2,331,732
UBS AG	USD	32,483	GBP	18,982	10/15/14	(1,713,746)
UBS AG	USD	12,650	JPY	1,294,311	10/15/14	(848,019)
UBS AG	EUR	6,566	USD	8,511	1/15/15	211,441
UBS AG	USD	6,761	CHF	6,416	1/15/15	(32,955)

						$(937,730)

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2014, the market value of this security amounted to $3,134,897 or 0.4% of net assets.
(d)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(e)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AllianceBernstein at (800) 227-4618.
(f)	As of September 30, 2014, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $76,613,632 and gross unrealized depreciation of investments was $(31,994,238), resulting in net unrealized appreciation of $44,619,394.
(g)	An amount of U.S. $226,251 has been segregated to collateralize margin requirements for the open futures contracts at September 30, 2014.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD	-	Australian Dollar
CHF	-	Swiss Franc
CNY	-	Chinese Yuan Renminbi
EUR	-	Euro
GBP	-	Great British Pound
HKD	-	Hong Kong Dollar
JPY	-	Japanese Yen
KRW	-	South Korean Won
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
RUB	-	Russian Ruble
SEK	-	Swedish Krona
USD	-	United States Dollar

Glossary:

ADR	-	American Depositary Receipt
NVDR	-	Non Voting Depositary Receipt
OJSC	-	Open Joint Stock Company
PJSC	-	Public Joint Stock Company
REG	-	Registered Shares

Country Breakdown *

September 30, 2014 (unaudited)

23.1%	Japan
18.8%	France
14.8%	United Kingdom
5.8%	Germany
5.7%	Netherlands
5.0%	Switzerland
2.9%	Taiwan
2.8%	Italy
2.7%	Denmark
2.4%	Australia
2.1%	China
1.9%	Hong Kong
1.5%	South Korea
9.7%	Other
0.8%	Short-Term

100.0%	Total Investments

*	All data are as of September 30, 2014. The Portfolio’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 1.3% or less in the following countries: Belgium, Brazil, Greece, India, Israel, Norway, Portugal, Russia, South Africa, Thailand, Turkey, and United Arab Emirates.

AllianceBernstein Variable Products Series Fund

International Value Portfolio

September 30, 2014 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options and warrants are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option or a warrant depends upon the contractual terms of, and specific risks inherent in, the option or warrant as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options generally will be classified as Level 2. For options or warrants that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options and warrants are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2014:

Investments in Securities:	Level 1		Level 2	Level 3			Total
Assets:
Common Stock:
Financials	$3,893,404		$156,571,319	$	– 0	–	$160,464,723
Consumer Discretionary	9,038,475		89,564,571		– 0	–	98,603,046
Industrials	– 0	–	95,955,745		– 0	–	95,955,745
Health Care	– 0	–	64,873,149		– 0	–	64,873,149
Telecommunication Services	– 0	–	62,645,541		– 0	–	62,645,541
Materials	2,504,695		51,916,950		– 0	–	54,421,645
Energy	5,212,052		46,767,631		– 0	–	51,979,683
Information Technology	– 0	–	45,844,582		– 0	–	45,844,582
Consumer Staples	– 0	–	33,875,094		– 0	–	33,875,094
Utilities	1,601,005		16,979,137		– 0	–	18,580,142

Investments in Securities:	Level 1		Level 2		Level 3			Total
Warrants	– 0	–	2,941,687			– 0	–	2,941,687
Rights	23,988		– 0	–		– 0	–	23,988
Short-Term Investments	– 0	–	5,547,484			– 0	–	5,547,484
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	15,108,816		– 0	–		– 0	–	15,108,816

Total Investments in Securities	37,382,435		673,482,890+			– 0	–	710,865,325
Other Financial Instruments* :
Assets:
Futures	– 0	–	22,816			– 0	–	22,816
Forward Currency Exchange Contracts	– 0	–	15,030,503			– 0	–	15,030,503
Liabilities:
Forward Currency Exchange Contracts	– 0	–	(15,968,233)			– 0	–	(15,968,233)

Total++	$37,382,435		$672,567,976		$	– 0	–	$709,950,411

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
+	A significant portion of the Portfolio’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.
++	There were de minimis transfers under 1% of net assets from Level 2 to Level 1 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AllianceBernstein Variable Products Series Fund

Large Cap Growth Portfolio

Portfolio of Investments

September 30, 2014 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 94.9%
Consumer Discretionary - 23.0%
Advertising Agencies - 1.2%
Nielsen NV	109,120	$4,837,290

Cable Television Services - 2.8%
Comcast Corp. - Class A	215,430	11,585,826

Cosmetics - 0.8%
Estee Lauder Cos., Inc. (The) - Class A	42,610	3,183,819

Diversified Media - 0.3%
Discovery Communications, Inc. - Class A (a)	37,433	1,414,967

Diversified Retail - 1.2%
Costco Wholesale Corp.	38,820	4,864,922

Entertainment - 2.6%
Walt Disney Co. (The)	121,510	10,818,035

Leisure Time - 2.6%
Priceline Group, Inc. (The) (a)	9,240	10,705,279

Recreational Vehicles & Boats - 1.6%
Polaris Industries, Inc.	43,090	6,454,451

Restaurants - 2.2%
Starbucks Corp.	120,045	9,058,596

Specialty Retail - 4.7%
Home Depot, Inc. (The)	100,380	9,208,861
O’Reilly Automotive, Inc. (a)	24,630	3,703,367
Ulta Salon Cosmetics & Fragrance, Inc. (a)	52,780	6,237,013

		19,149,241

Textiles, Apparel & Shoes - 3.0%
Michael Kors Holdings Ltd. (a)	32,030	2,286,622
NIKE, Inc. - Class B	94,230	8,405,316
Ralph Lauren Corp.	9,500	1,564,935

		12,256,873

		94,329,299

Technology - 21.9%
Computer Services, Software & Systems - 12.0%
ANSYS, Inc. (a)	90,772	6,868,717
Aspen Technology, Inc. (a)	37,820	1,426,570
Cognizant Technology Solutions Corp.-Class A (a)	53,780	2,407,731
F5 Networks, Inc. (a)	32,750	3,888,735
Facebook, Inc.-Class A(a)	92,940	7,345,978
Google, Inc.-Class A (a)	18,650	10,973,847
Google, Inc.-Class C (a)	20,020	11,558,747
NetSuite, Inc. (a)	27,839	2,492,704
ServiceNow, Inc. (a)	40,873	2,402,515

		49,365,544

Computer Technology - 4.8%
Apple, Inc.	194,855	19,631,641

Company	Shares	U.S. $ Value
Electronic Components - 1.6%
Amphenol Corp.-Class A	67,910	6,781,493

Semiconductors & Component - 3.5%
Altera Corp.	66,510	2,379,728
Linear Technology Corp.	172,740	7,667,928
NXP Semiconductor NV (a)	60,500	4,140,015

		14,187,671

		89,966,349

Health Care - 16.7%
Biotechnology - 3.1%
Biogen Idec, Inc. (a)	38,964	12,889,681

Health Care Management Services - 1.6%
UnitedHealth Group, Inc.	78,561	6,775,886

Health Care Services - 0.8%
McKesson Corp.	16,930	3,295,763

Health Care: Misc. - 1.6%
Quintiles Transnational Holdings, Inc. (a)	116,928	6,522,244

Medical Equipment - 1.6%
Intuitive Surgical, Inc. (a)	14,090	6,507,044

Pharmaceuticals - 8.0%
Allergan, Inc./United States	88,306	15,735,246
Gilead Sciences, Inc. (a)	159,100	16,936,195

		32,671,441

		68,662,059

Consumer Staples - 10.3%
Beverage: Soft Drinks - 3.3%
Keurig Green Mountain, Inc.	23,660	3,078,876
Monster Beverage Corp. (a)	113,516	10,406,011

		13,484,887

Drug & Grocery Store Chains - 2.6%
CVS Health Corp.	136,830	10,890,300

Foods - 1.6%
Mead Johnson Nutrition Co.-Class A	68,040	6,546,809

Tobacco - 2.8%
Philip Morris International, Inc.	138,311	11,535,137

		42,457,133

Producer Durables - 8.9%
Aerospace - 1.7%
Boeing Co. (The)	55,210	7,032,650

Air Transport - 1.3%
Copa Holdings SA-Class A	48,840	5,240,043

Diversified Manufacturing Operations - 1.6%
Danaher Corp.	86,852	6,599,015

Company	Shares	U.S. $ Value
Railroad Equipment - 0.9%
Wabtec Corp./DE	47,510	3,850,210

Scientific Instruments: Control & Filter - 1.0%
Pall Corp.	46,370	3,881,169

Scientific Instruments: Electrical - 1.7%
AMETEK, Inc.	141,851	7,122,339

Scientific Instruments: Gauges & Meters - 0.7%
Mettler-Toledo International, Inc. (a)	10,655	2,729,065

		36,454,491

Financial Services - 7.6%
Asset Management & Custodian - 2.7%
Affiliated Managers Group, Inc. (a)	27,151	5,439,974
BlackRock, Inc.-Class A	17,530	5,755,450

		11,195,424

Diversified Financial Services - 0.5%
Alibaba Group Holding Ltd. (ADR) (a)	22,290	1,980,466

Financial Data & Systems - 3.6%
Visa, Inc.-Class A	69,980	14,931,633

Securities Brokerage & Services - 0.8%
Intercontinental Exchange, Inc.	16,051	3,130,748

		31,238,271

Energy - 4.2%
Oil Well Equipment & Services - 4.2%
FMC Technologies, Inc. (a)	88,970	4,831,961
Oceaneering International, Inc.	21,570	1,405,717
Schlumberger Ltd.	108,115	10,994,214

		17,231,892

Materials & Processing - 2.3%
Fertilizers - 1.5%
Monsanto Co.	54,583	6,141,133

Metal Fabricating - 0.8%
Precision Castparts Corp.	13,438	3,183,194

		9,324,327

Total Common Stocks (cost $298,327,721)		389,663,821

	Principal Amount (000)
SHORT-TERM INVESTMENTS - 4.8%
Time Deposit - 4.8%
State Street Time Deposit 0.01%, 10/01/14 (Cost $19,419,504)	$19,420	19,419,504

Company	U.S. $ Value
Total Investments – 99.7% (cost $317,747,225) (b)	409,083,325
Other assets less liabilities – 0.3%	1,432,623

Net Assets – 100.0%	$410,515,948

(a)	Non-income producing security.
(b)	As of September 30, 2014, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $94,343,262 and gross unrealized depreciation of investments was $(3,007,162), resulting in net unrealized appreciation of $91,336,100.

Please note: The sector classifications presented herein are based on the Russell sector classification scheme which was developed by Russell Investments. Russell classifies index members into industries that most closely describe the nature of its business and its primary economic orientation.

Glossary:

ADR	-	American Depositary Receipt

AllianceBernstein Variable Products Series Fund

Large Cap Growth Portfolio

September 30, 2014 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2014:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks*	$389,663,821		$	– 0	–	$	– 0	–	$389,663,821
Short-Term Investments	– 0	–		19,419,504			– 0	–	19,419,504

Total Investments in Securities	389,663,821			19,419,504			– 0	–	409,083,325
Other Financial Instruments**	– 0	–		– 0	–		– 0	–	– 0	–

Total+	$389,663,821			$19,419,504		$	– 0	–	$409,083,325

*	See Portfolio of Investments for sector classifications.
**	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
+	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AllianceBernstein Variable Products Series Fund

Real Estate Investment Portfolio

Portfolio of Investments

September 30, 2014 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 99.6%
Equity: Other - 31.0%
Diversified/Specialty - 19.1%
American Tower Corp.	16,320	$1,528,042
Armada Hoffler Properties, Inc.	20,130	182,780
BioMed Realty Trust, Inc.	15,250	308,050
Chambers Street Properties	31,810	239,529
ClubCorp Holdings, Inc.	26,054	516,651
Digital Realty Trust, Inc. (a)	4,630	288,819
Gramercy Property Trust, Inc.	117,312	675,717
Home Depot, Inc. (The)	1,860	170,636
Kennedy-Wilson Holdings, Inc.	28,310	678,308
Lexington Realty Trust (a)	61,420	601,302
New York REIT, Inc. (a)	65,560	673,957
Rayonier, Inc.	7,240	225,454
Regal Entertainment Group-Class A	35,490	705,541
Spirit Realty Capital, Inc.	85,919	942,532
Vornado Realty Trust	5,370	536,785
Weyerhaeuser Co.	15,669	499,214

		8,773,317

Health Care - 11.4%
HCP, Inc.	25,740	1,022,135
Health Care REIT, Inc.	9,091	567,006
LTC Properties, Inc.	21,540	794,610
Medical Properties Trust, Inc.	66,895	820,133
Omega Healthcare Investors, Inc.	21,340	729,614
Senior Housing Properties Trust	15,680	328,026
Ventas, Inc.	15,980	989,961

		5,251,485

Triple Net - 0.5%
EPR Properties	3,970	201,200

		14,226,002

Retail - 21.1%
Regional Mall - 12.2%
General Growth Properties, Inc.	13,560	319,338
Glimcher Realty Trust	8,590	116,309
Macerich Co. (The)	5,850	373,405
Pennsylvania Real Estate Investment Trust	31,690	631,899
Simon Property Group, Inc.	18,090	2,974,358
Taubman Centers, Inc.	1,580	115,340
Washington Prime Group, Inc.	62,505	1,092,587

		5,623,236

Shopping Center/Other Retail - 8.9%
DDR Corp.	48,423	810,117
Federal Realty Investment Trust	1,790	212,043
Kite Realty Group Trust	30,456	738,254
Ramco-Gershenson Properties Trust	47,481	771,566
Regency Centers Corp.	6,300	339,129
Retail Opportunity Investments Corp.	52,300	768,810
Retail Properties of America, Inc.-Class A	14,000	204,820

Company	Shares	U.S. $ Value
Weingarten Realty Investors	7,220	227,430

		4,072,169

		9,695,405

Residential - 18.3%
Multi-Family - 12.7%
Apartment Investment & Management Co.-Class A	8,970	285,425
Associated Estates Realty Corp.	55,818	977,373
AvalonBay Communities, Inc.	3,680	518,770
Brookfield Residential Properties, Inc. (b)	11,543	218,047
Camden Property Trust	2,010	137,745
Equity Residential	13,250	815,935
Essex Property Trust, Inc.	2,270	405,763
Meritage Homes Corp. (b)	10,700	379,850
Mid-America Apartment Communities, Inc.	13,230	868,549
PulteGroup, Inc.	18,720	330,595
Sun Communities, Inc.	14,015	707,758
TRI Pointe Homes, Inc. (b)	14,424	186,647

		5,832,457

Self Storage - 4.3%
CubeSmart	24,000	431,520
Extra Space Storage, Inc.	4,700	242,379
Public Storage	6,870	1,139,321
Sovran Self Storage, Inc.	2,450	182,182

		1,995,402

Single Family - 0.9%
Fortune Brands Home & Security, Inc.	10,300	423,433

Student Housing - 0.4%
American Campus Communities, Inc.	4,400	160,380

		8,411,672

Lodging - 12.8%
Lodging - 12.8%
Ashford Hospitality Prime, Inc.	45,792	697,412
Ashford Hospitality Trust, Inc.	66,919	683,912
Chatham Lodging Trust	31,610	729,559
DiamondRock Hospitality Co.	65,910	835,739
FelCor Lodging Trust, Inc.	35,610	333,309
Hersha Hospitality Trust	118,357	753,934
Host Hotels & Resorts, Inc.	8,890	189,624
Intrawest Resorts Holdings, Inc. (b)	21,800	210,806
Pebblebrook Hotel Trust	12,830	479,072
Starwood Hotels & Resorts Worldwide, Inc.	6,970	579,974
Strategic Hotels & Resorts, Inc. (b)	10,920	127,218
Wyndham Worldwide Corp.	3,080	250,281

		5,870,840

Office - 10.8%
Office - 10.8%
Boston Properties, Inc.	9,149	1,059,088
Columbia Property Trust, Inc.	25,880	617,755
Corporate Office Properties Trust	5,950	153,034
Cousins Properties, Inc.	48,969	585,179

Company	Shares	U.S. $ Value
Franklin Street Properties Corp.	8,890	99,746
Government Properties Income Trust	4,470	97,938
Kilroy Realty Corp.	5,490	326,326
Parkway Properties, Inc./MD	36,886	692,719
SL Green Realty Corp.	13,096	1,326,887

		4,958,672

Industrials - 3.9%
Industrial Warehouse Distribution - 3.9%
Granite Real Estate Investment Trust	19,160	661,595
ProLogis, Inc.	11,972	451,344
STAG Industrial, Inc.	33,180	687,158

		1,800,097

Mortgage - 0.9%
Mortgage - 0.9%
Altisource Residential Corp. (cost $527,824)	18,086	434,064

Financial: Other - 0.8%
Financial: Other - 0.8%
HFF, Inc.-Class A (cost $392,088)	12,220	353,769

Total Common Stocks (cost $40,806,539)		45,750,521

	Principal Amount (000)
SHORT-TERM INVESTMENTS - 0.3%
Time Deposit - 0.3%
State Street Time Deposit 0.01%, 10/01/14 (cost $138,553)	$139	138,553

Total Investments Before Security Lending Collateral for Securities Loaned 99.9% (cost $40,945,092)		45,889,074

	Shares
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 2.9%
Investment Companies - 2.9%
AllianceBernstein Exchange Reserves-Class I, 0.04% (c)(d) (cost $1,335,669)	1,335,669	1,335,669

Total Investments - 102.8% (cost $42,280,761) (e)		47,224,743
Other assets less liabilities - (2.8)%		(1,287,453)

Net Assets - 100.0%		$45,937,290

(a)	Represents entire or partial securities out on loan.
(b)	Non-income producing security.

(c)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AllianceBernstein at (800) 227-4618.
(d)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(e)	As of September 30, 2014, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $6,113,299 and gross unrealized depreciation of investments was $(1,169,317), resulting in net unrealized appreciation of $4,943,982.

Please note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.

Glossary:

REIT	-	Real Estate Investment Trust

AllianceBernstein Variable Products Series Fund

Real Estate Investment Portfolio

September 30, 2014 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2014:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks*	$45,750,521		$	– 0	–	$	– 0	–	$45,750,521
Short-Term Investments	– 0	–		138,553			– 0	–	138,553
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	1,335,669			– 0	–		– 0	–	1,335,669

Total Investments in Securities	47,086,190			138,553			– 0	–	47,224,743
Other Financial Instruments**	– 0	–		– 0	–		– 0	–	– 0	–

Total+	$47,086,190			$138,553		$	– 0	–	$47,224,743

*	See Portfolio of Investments for sector classifications.
**	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
+	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AllianceBernstein Variable Products Series Fund

Small Cap Growth Portfolio

Portfolio of Investments

September 30, 2014 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 99.5%
Information Technology - 26.9%
Communications Equipment - 1.3%
Arista Networks, Inc. (a)(b)	3,609	$318,783
Ruckus Wireless, Inc. (a)	60,350	806,276

		1,125,059

Electronic Equipment, Instruments & Components - 1.8%
InvenSense, Inc. (a)(b)	37,589	741,631
Zebra Technologies Corp.-Class A (a)	11,134	790,180

		1,531,811

Internet Software & Services - 7.0%
CoStar Group, Inc. (a)	4,305	669,600
Dealertrack Technologies, Inc. (a)	25,072	1,088,375
Demandware, Inc. (a)	3,810	194,005
Envestnet, Inc. (a)	23,805	1,071,225
LogMeIn, Inc. (a)	8,640	398,045
Pandora Media, Inc. (a)	26,122	631,108
Shutterstock, Inc. (a)	10,642	759,626
Yelp, Inc. (a)	8,818	601,828
Zillow, Inc.-Class A (a)(b)	5,910	685,501

		6,099,313

IT Services - 0.7%
VeriFone Systems, Inc. (a)	18,060	620,903

Semiconductors & Semiconductor Equipment - 6.0%
Cavium, Inc. (a)	20,607	1,024,786
Intersil Corp.-Class A	70,883	1,007,247
Monolithic Power Systems, Inc.	21,452	944,961
Silicon Laboratories, Inc. (a)	19,314	784,921
Synaptics, Inc. (a)	15,435	1,129,842
Teradyne, Inc.	17,969	348,419

		5,240,176

Software - 10.1%
A10 Networks, Inc. (a)	34,959	318,476
Aspen Technology, Inc. (a)	30,264	1,141,558
Fortinet, Inc. (a)	51,270	1,295,337
Guidewire Software, Inc. (a)	18,209	807,387
PTC, Inc. (a)	35,084	1,294,600
SolarWinds, Inc. (a)	24,117	1,014,120
SS&C Technologies Holdings, Inc. (a)	21,417	939,992
Tableau Software, Inc.-Class A (a)	11,190	812,953
Ultimate Software Group, Inc. (The) (a)	8,654	1,224,628

		8,849,051

		23,466,313

Company	Shares	U.S. $ Value
Health Care - 23.3%
Biotechnology - 6.0%
Cubist Pharmaceuticals, Inc. (a)	13,438	891,477
Isis Pharmaceuticals, Inc. (a)	11,211	435,323
Karyopharm Therapeutics, Inc. (a)(b)	9,366	327,248
KYTHERA Biopharmaceuticals, Inc. (a)	9,410	308,271
NPS Pharmaceuticals, Inc. (a)	24,857	646,282
Otonomy, Inc. (a)	14,173	340,152
Puma Biotechnology, Inc. (a)	4,140	987,680
Sage Therapeutics, Inc. (a)	5,698	179,487
Synageva BioPharma Corp. (a)	6,035	415,087
TESARO, Inc. (a)	14,265	384,014
Ultragenyx Pharmaceutical, Inc. (a)	6,060	342,996

		5,258,017

Health Care Equipment & Supplies - 5.7%
Align Technology, Inc. (a)	12,533	647,705
Cardiovascular Systems, Inc. (a)	21,844	516,174
HeartWare International, Inc. (a)	10,633	825,440
Insulet Corp. (a)	18,813	693,259
K2M Group Holdings, Inc. (a)	29,135	420,418
LDR Holding Corp. (a)	25,755	801,753
Sirona Dental Systems, Inc. (a)	10,654	816,949
Tandem Diabetes Care, Inc. (a)(b)	21,671	290,825

		5,012,523

Health Care Providers & Services - 4.7%
Acadia Healthcare Co., Inc. (a)	31,191	1,512,764
Mednax, Inc. (a)	7,746	424,636
Premier, Inc.-Class A (a)	24,090	791,597
Team Health Holdings, Inc. (a)	23,180	1,344,208

		4,073,205

Life Sciences Tools & Services - 2.2%
ICON PLC (a)	14,195	812,380
PAREXEL International Corp. (a)	16,913	1,067,041

		1,879,421

Pharmaceuticals - 4.7%
Akorn, Inc. (a)	43,473	1,576,766
Aratana Therapeutics, Inc. (a)	24,919	250,187
GW Pharmaceuticals PLC (ADR) (a)(b)	4,592	371,263
Jazz Pharmaceuticals PLC (a)	4,986	800,552
Pacira Pharmaceuticals, Inc./DE (a)	9,525	923,163
Revance Therapeutics, Inc. (a)	10,773	208,242

		4,130,173

		20,353,339

Company	Shares	U.S. $ Value
Industrials - 19.1%
Aerospace & Defense - 2.0%
Hexcel Corp. (a)	35,415	1,405,976
KEYW Holding Corp. (The) (a)	32,488	359,642

		1,765,618

Construction & Engineering - 1.4%
Dycom Industries, Inc. (a)	39,315	1,207,364

Industrial Conglomerates - 1.5%
Carlisle Cos., Inc.	16,557	1,330,852

Machinery - 8.2%
Actuant Corp.-Class A	23,836	727,475
Chart Industries, Inc. (a)	11,886	726,591
IDEX Corp.	18,029	1,304,759
Lincoln Electric Holdings, Inc.	17,758	1,227,699
Middleby Corp. (The) (a)	13,061	1,151,066
RBC Bearings, Inc.	14,493	821,753
Valmont Industries, Inc. (b)	8,707	1,174,835

		7,134,178

Marine - 1.5%
Kirby Corp. (a)	11,514	1,356,925

Professional Services - 1.5%
TrueBlue, Inc. (a)	50,997	1,288,184

Road & Rail - 1.5%
Genesee & Wyoming, Inc.-Class A (a)	13,657	1,301,649

Trading Companies & Distributors - 1.5%
H&E Equipment Services, Inc.	490	19,737
United Rentals, Inc. (a)	11,624	1,291,426

		1,311,163

		16,695,933

Consumer Discretionary - 15.3%
Distributors - 2.7%
LKQ Corp. (a)	41,617	1,106,596
Pool Corp.	22,692	1,223,553

		2,330,149

Diversified Consumer Services - 2.7%
Bright Horizons Family Solutions, Inc. (a)	22,024	926,330
Capella Education Co.	22,729	1,422,835

		2,349,165

Hotels, Restaurants & Leisure - 2.4%
Buffalo Wild Wings, Inc. (a)	9,736	1,307,253
Zoe’s Kitchen, Inc. (a)(b)	24,449	752,051

		2,059,304

Company	Shares	U.S. $ Value
Household Durables - 1.1%
Tempur Sealy International, Inc. (a)	16,992	954,441

Internet & Catalog Retail - 1.7%
HomeAway, Inc. (a)	20,966	744,293
zulily, Inc.-Class A (a)(b)	20,576	779,624

		1,523,917

Media - 1.0%
National CineMedia, Inc.	62,888	912,505

Multiline Retail - 1.0%
Tuesday Morning Corp. (a)	44,400	861,582

Specialty Retail - 2.7%
Cabela’s, Inc. (a)	15,501	913,009
Five Below, Inc. (a)	35,707	1,414,354

		2,327,363

		13,318,426

Financials - 6.0%
Banks - 4.5%
City National Corp./CA	9,999	756,624
Iberiabank Corp.	13,346	834,259
Opus Bank (a)	7,202	220,597
Signature Bank/New York NY (a)	9,039	1,012,910
SVB Financial Group (a)	10,177	1,140,740

		3,965,130

Capital Markets - 1.5%
Artisan Partners Asset Management, Inc.-Class A	7,340	382,047
Stifel Financial Corp. (a)	19,597	918,904

		1,300,951

		5,266,081

Energy - 4.7%
Energy Equipment & Services - 2.3%
Dril-Quip, Inc. (a)	10,448	934,051
Superior Energy Services, Inc.	31,394	1,031,921

		1,965,972

Oil, Gas & Consumable Fuels - 2.4%
Laredo Petroleum, Inc. (a)	30,474	682,922
Matador Resources Co. (a)	29,647	766,375
Oasis Petroleum, Inc. (a)	15,990	668,542

		2,117,839

		4,083,811

Materials - 1.9%
Chemicals - 1.9%
PolyOne Corp.	46,391	1,650,592

Company	Shares		U.S. $ Value
Consumer Staples - 1.5%
Food & Staples Retailing - 1.5%
Chefs’ Warehouse, Inc. (The) (a)		30,315	492,922
Sprouts Farmers Market, Inc. (a)		29,509	857,826

			1,350,748

Telecommunication Services - 0.8%
Wireless Telecommunication Services - 0.8%
RingCentral, Inc.-Class A (a)		55,688	707,794

Total Common Stocks (cost $77,220,348)			86,893,037

	Principal Amount (000)
SHORT-TERM INVESTMENTS - 0.6%
Time Deposit - 0.6%
State Street Time Deposit 0.01%, 10/01/14 (cost $534,935)	U.S.$	535	534,935

Total Investments Before Security Lending Collateral for Securities Loaned - 100.1% (cost $77,755,283)			87,427,972

	Shares
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 5.4%
Investment Companies - 5.4%
AllianceBernstein Exchange Reserves-Class I, 0.04% (c)(d) (cost $4,738,078)		4,738,078	4,738,078

Total Investments - 105.5% (cost $82,493,361) (e)			92,166,050
Other assets less liabilities - (5.5)%			(4,826,826)

Net Assets - 100.0%			$87,339,224

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AllianceBernstein at (800) 227-4618.
(d)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(e)	As of September 30, 2014, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $12,070,133 and gross unrealized depreciation of investments was $(2,397,444), resulting in net unrealized appreciation of $9,672,689.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR	-	American Depositary Receipt

AllianceBernstein Variable Products Series Fund

Small Cap Growth Portfolio

September 30, 2014 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2014:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks*	$86,893,037		$	– 0	–	$	– 0	–	$86,893,037
Short-Term Investments	– 0	–		534,935			– 0	–	534,935
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	4,738,078			– 0	–		– 0	–	4,738,078

Total Investments in Securities	91,631,115			534,935			– 0	–	92,166,050
Other Financial Instruments**	– 0	–		– 0	–		– 0	–	– 0	–

Total+	$91,631,115			$534,935		$	– 0	–	$92,166,050

*	See Portfolio of Investments for sector classifications.
**	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
+	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

AllianceBernstein Variable Products Series Fund

Small/Mid Cap Value Portfolio

Portfolio of Investments

September 30, 2014 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 99.0%
Financials - 29.2%
Banks - 9.4%
Associated Banc-Corp	333,080	$5,802,254
Comerica, Inc.	179,310	8,940,397
First Niagara Financial Group, Inc.	596,090	4,965,430
Huntington Bancshares, Inc./OH	874,310	8,507,036
PacWest Bancorp	108,748	4,483,680
Popular, Inc. (a)	251,060	7,389,951
Susquehanna Bancshares, Inc.	623,814	6,238,140
Webster Financial Corp.	162,850	4,745,449
Zions Bancorporation	265,840	7,725,310

		58,797,647

Capital Markets - 1.1%
E*Trade Financial Corp. (a)	296,260	6,692,513

Consumer Finance - 1.0%
SLM Corp.	757,530	6,484,457

Insurance - 9.4%
American Financial Group, Inc./OH	160,700	9,302,923
Aspen Insurance Holdings Ltd.	222,700	9,524,879
Assurant, Inc.	94,480	6,075,064
CNO Financial Group, Inc.	516,120	8,753,395
PartnerRe Ltd.	85,020	9,342,848
Unum Group	207,060	7,118,723
Validus Holdings Ltd.	229,212	8,971,358

		59,089,190

Real Estate Investment Trusts (REITs) - 7.9%
Camden Property Trust	76,390	5,235,007
DDR Corp.	355,540	5,948,184
DiamondRock Hospitality Co.	587,830	7,453,684
LTC Properties, Inc.	195,280	7,203,879
Medical Properties Trust, Inc.	579,110	7,099,889
Mid-America Apartment Communities, Inc.	87,670	5,755,536
Parkway Properties, Inc./MD	396,730	7,450,589
STAG Industrial, Inc.	181,590	3,760,729

		49,907,497

Thrifts & Mortgage Finance - 0.4%
Essent Group Ltd. (a)	117,874	2,523,682

		183,494,986

Information Technology - 21.8%
Communications Equipment - 2.7%
Brocade Communications Systems, Inc.	582,870	6,335,797
Finisar Corp. (a)	191,290	3,181,153
Harris Corp.	107,620	7,145,968

		16,662,918

Electronic Equipment, Instruments & Components - 8.7%
Anixter International, Inc.	55,960	4,747,646
Arrow Electronics, Inc. (a)	162,000	8,966,700
Avnet, Inc.	207,550	8,613,325
CDW Corp./DE	215,460	6,690,033

Company	Shares	U.S. $ Value
Insight Enterprises, Inc. (a)	245,514	5,555,982
Jabil Circuit, Inc.	375,080	7,565,364
TTM Technologies, Inc. (a)	551,922	3,758,589
Vishay Intertechnology, Inc.	628,210	8,977,121

		54,874,760

IT Services - 4.0%
Amdocs Ltd.	161,700	7,418,796
Booz Allen Hamilton Holding Corp.	337,780	7,904,052
Convergys Corp.	202,870	3,615,143
Genpact Ltd. (a)	372,190	6,074,141

		25,012,132

Semiconductors & Semiconductor Equipment - 3.6%
Advanced Micro Devices, Inc. (a)(b)	931,280	3,175,665
Entegris, Inc. (a)	353,337	4,063,375
Lam Research Corp.	114,510	8,553,897
Teradyne, Inc.	364,190	7,061,644

		22,854,581

Software - 1.5%
Electronic Arts, Inc. (a)	259,810	9,251,834

Technology Hardware, Storage & Peripherals - 1.3%
NCR Corp. (a)	245,240	8,193,468

		136,849,693

Consumer Discretionary - 15.9%
Auto Components - 4.8%
Dana Holding Corp.	325,470	6,239,260
Lear Corp.	89,050	7,694,811
Tenneco, Inc. (a)	159,370	8,336,645
TRW Automotive Holdings Corp. (a)	78,830	7,981,537

		30,252,253

Automobiles - 0.8%
Thor Industries, Inc.	96,840	4,987,260

Hotels, Restaurants & Leisure - 2.2%
Bloomin’ Brands, Inc. (a)	449,149	8,237,392
DineEquity, Inc.	66,788	5,449,233

		13,686,625

Household Durables - 2.9%
Helen of Troy Ltd. (a)	102,720	5,394,854
Meritage Homes Corp. (a)	197,400	7,007,700
PulteGroup, Inc.	348,140	6,148,153

		18,550,707

Specialty Retail - 4.6%
Brown Shoe Co., Inc.	184,330	5,000,873
Children’s Place, Inc. (The)	149,459	7,123,216
GameStop Corp.-Class A	171,280	7,056,736

Company	Shares	U.S. $ Value
Office Depot, Inc. (a)	1,856,510	9,542,461

		28,723,286

Textiles, Apparel & Luxury Goods - 0.6%
CROCS, Inc. (a)	286,600	3,605,428

		99,805,559

Industrials - 12.3%
Aerospace & Defense - 1.3%
Spirit Aerosystems Holdings, Inc.-Class A (a)	213,470	8,124,668

Construction & Engineering - 3.9%
Aecom Technology Corp. (a)	195,690	6,604,538
Granite Construction, Inc.	155,690	4,952,499
Tutor Perini Corp. (a)	221,890	5,857,896
URS Corp.	127,340	7,336,057

		24,750,990

Electrical Equipment - 0.6%
General Cable Corp.	253,710	3,825,947

Machinery - 3.0%
ITT Corp.	171,680	7,715,299
Kennametal, Inc.	132,960	5,492,578
Terex Corp.	167,270	5,314,168

		18,522,045

Road & Rail - 2.4%
Con-way, Inc.	135,740	6,447,650
Ryder System, Inc.	96,170	8,652,415

		15,100,065

Trading Companies & Distributors - 1.1%
WESCO International, Inc. (a)	83,950	6,569,927

		76,893,642

Utilities - 6.3%
Electric Utilities - 2.4%
PNM Resources, Inc.	291,630	7,264,503
Westar Energy, Inc.	226,475	7,727,327

		14,991,830

Gas Utilities - 3.9%
Atmos Energy Corp.	143,510	6,845,427
Southwest Gas Corp.	171,100	8,312,038
UGI Corp.	282,000	9,613,380

		24,770,845

		39,762,675

Materials - 4.8%
Chemicals - 1.8%
A Schulman, Inc.	125,740	4,546,758
Huntsman Corp.	244,890	6,364,691

		10,911,449

Company	Shares	U.S. $ Value
Containers & Packaging - 1.7%
Avery Dennison Corp.	130,130	5,810,305
Graphic Packaging Holding Co. (a)	395,680	4,918,302

		10,728,607

Metals & Mining - 1.3%
Steel Dynamics, Inc.	358,350	8,102,294

		29,742,350

Health Care - 3.9%
Biotechnology - 0.3%
Theravance, Inc. (b)	98,480	1,683,023

Health Care Providers & Services - 3.6%
Health Net, Inc./CA (a)	117,710	5,427,608
LifePoint Hospitals, Inc. (a)	122,745	8,492,727
Molina Healthcare, Inc. (a)	96,810	4,095,063
WellCare Health Plans, Inc. (a)	78,900	4,760,826

		22,776,224

		24,459,247

Energy - 3.6%
Oil, Gas & Consumable Fuels - 3.6%
Bill Barrett Corp. (a)	380,720	8,391,069
Rosetta Resources, Inc. (a)	179,840	8,013,670
SM Energy Co.	77,840	6,071,520

		22,476,259

Consumer Staples - 1.2%
Food Products - 1.2%
Dean Foods Co.	581,020	7,698,515

Total Common Stocks (cost $531,444,010)		621,182,926

SHORT-TERM INVESTMENTS - 1.2%

	Principal Amount (000)
Time Deposit - 1.2%
State street Time Deposit 0.01%, 10/01/14 (cost $7,392,691)	$7,393	7,392,691

Company	Shares	U.S. $ Value
Total Investments Before Security Lending Collateral for Securities Loaned - 100.2% (cost $538,836,701)		628,575,617

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 0.8%
Investment Companies - 0.8%
AllianceBernstein Exchange Reserves-Class I, 0.04% (c)(d) (cost $5,289,560)	5,289,560	5,289,560

Total Investments - 101.0% (cost $544,126,261) (e)		633,865,177
Other assets less liabilities - (1.0)%		(6,296,205)

Net Assets - 100.0%		$627,568,972

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AllianceBernstein at (800) 227-4618.
(d)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(e)	As of September 30, 2014, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $114,263,642 and gross unrealized depreciation of investments was $(24,524,726), resulting in net unrealized appreciation of $89,738,916.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

AllianceBernstein Variable Products Series Fund

Small/Mid Cap Value Portfolio

September 30, 2014 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2014:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks*	$621,182,926		$	– 0	–	$	– 0	–	$621,182,926
Short-Term Investments	– 0	–		7,392,691			– 0	–	7,392,691
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	5,289,560			– 0	–		– 0	–	5,289,560

Total Investments in Securities	626,472,486			7,392,691			– 0	–	633,865,177
Other Financial Instruments**	– 0	–		– 0	–		– 0	–	– 0	–

Total+	$626,472,486			$7,392,691		$	– 0	–	$633,865,177

*	See Portfolio of Investments for sector classifications.
**	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
+	There were no transfers between any levels during the reporting period.

The Portfolios recognize all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AllianceBernstein Variable Products Series Fund

Value Portfolio

Portfolio of Investments

September 30, 2014 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 98.6%
Financials - 28.2%
Banks - 10.7%
Bank of America Corp.	212,700	$3,626,535
Citigroup, Inc.	40,100	2,077,982
Comerica, Inc.	16,000	797,760
Fifth Third Bancorp	19,800	396,396
JPMorgan Chase & Co.	37,200	2,240,928
Regions Financial Corp.	36,700	368,468
Wells Fargo & Co.	61,300	3,179,631

		12,687,700

Capital Markets - 0.4%
State Street Corp.	7,300	537,353

Consumer Finance - 4.1%
Capital One Financial Corp.	25,700	2,097,634
Discover Financial Services	27,300	1,757,847
SLM Corp.	111,200	951,872

		4,807,353

Diversified Financial Services - 1.9%
Berkshire Hathaway, Inc.-Class B (a)	8,100	1,118,934
Voya Financial, Inc.	28,800	1,126,080

		2,245,014

Insurance - 11.1%
Allstate Corp. (The)	20,000	1,227,400
American Financial Group, Inc./OH	21,900	1,267,791
American International Group, Inc.	41,900	2,263,438
Aon PLC	16,000	1,402,720
Aspen Insurance Holdings Ltd.	8,000	342,160
Assurant, Inc.	15,300	983,790
Chubb Corp. (The)	13,800	1,256,904
Hanover Insurance Group, Inc. (The)	10,400	638,768
Lincoln National Corp.	25,600	1,371,648
PartnerRe Ltd.	13,900	1,527,471
Travelers Cos., Inc. (The)	7,600	713,944
Unum Group	3,900	134,082

		13,130,116

		33,407,536

Information Technology - 13.7%
Communications Equipment - 2.3%
Brocade Communications Systems, Inc.	109,800	1,193,526
Cisco Systems, Inc.	22,000	553,740
Harris Corp.	15,400	1,022,560

		2,769,826

Electronic Equipment, Instruments & Components - 0.3%
Arrow Electronics, Inc. (a)	7,400	409,590

IT Services - 1.8%
Booz Allen Hamilton Holding Corp.	14,300	334,620
Xerox Corp.	131,200	1,735,776

		2,070,396

Company	Shares	U.S. $ Value
Semiconductors & Semiconductor Equipment - 3.3%
Applied Materials, Inc.	47,300	1,022,153
Intel Corp.	55,600	1,935,992
Micron Technology, Inc. (a)	28,600	979,836

		3,937,981

Software - 3.5%
Electronic Arts, Inc. (a)	42,400	1,509,864
Microsoft Corp.	56,600	2,623,976

		4,133,840

Technology Hardware, Storage & Peripherals - 2.5%
Hewlett-Packard Co.	82,400	2,922,728

		16,244,361

Energy - 13.3%
Energy Equipment & Services - 1.9%
Halliburton Co.	22,400	1,445,024
Nabors Industries Ltd.	25,100	571,276
RPC, Inc.	12,600	276,696

		2,292,996

Oil, Gas & Consumable Fuels - 11.4%
Chesapeake Energy Corp.	8,500	195,415
Chevron Corp.	15,700	1,873,324
Exxon Mobil Corp.	44,500	4,185,225
Hess Corp.	24,000	2,263,680
Marathon Oil Corp.	8,200	308,238
Murphy Oil Corp.	16,700	950,397
Occidental Petroleum Corp.	24,200	2,326,830
SM Energy Co.	3,500	273,000
Valero Energy Corp.	24,400	1,128,988

		13,505,097

		15,798,093

Health Care - 12.7%
Biotechnology - 1.2%
Gilead Sciences, Inc. (a)	12,400	1,319,980
Theravance, Inc. (b)	5,400	92,286

		1,412,266

Health Care Equipment & Supplies - 0.8%
Medtronic, Inc.	16,000	991,200

Health Care Providers & Services - 3.9%
Aetna, Inc.	19,000	1,539,000
UnitedHealth Group, Inc.	8,500	733,125
WellPoint, Inc.	19,300	2,308,666

		4,580,791

Pharmaceuticals - 6.8%
Johnson & Johnson	28,300	3,016,497
Merck & Co., Inc.	23,900	1,416,792

Company	Shares	U.S. $ Value
Pfizer, Inc.	122,400	3,619,368

		8,052,657

		15,036,914

Consumer Discretionary - 12.0%
Auto Components - 1.8%
Lear Corp.	7,300	630,793
Magna International, Inc. (New York)-Class A	15,700	1,490,087

		2,120,880

Automobiles - 1.3%
Ford Motor Co.	107,200	1,585,488

Household Durables - 0.7%
PulteGroup, Inc.	46,200	815,892

Media - 2.8%
Liberty Global PLC - Series C (a)	31,700	1,300,175
Time Warner, Inc.	10,600	797,226
Twenty-First Century Fox, Inc.-Class A	33,700	1,155,573

		3,252,974

Multiline Retail - 2.3%
Dillard’s, Inc.-Class A	2,500	272,450
Dollar General Corp. (a)	17,400	1,063,314
Macy’s, Inc.	23,800	1,384,684

		2,720,448

Specialty Retail - 3.1%
Foot Locker, Inc.	20,600	1,146,390
GameStop Corp.-Class A	30,300	1,248,360
Gap, Inc. (The)	8,500	354,365
Office Depot, Inc. (a)	190,100	977,114

		3,726,229

		14,221,911

Utilities - 5.4%
Electric Utilities - 1.7%
Edison International	35,600	1,990,752

Gas Utilities - 1.8%
Atmos Energy Corp.	22,900	1,092,330
UGI Corp.	31,650	1,078,949

		2,171,279

Independent Power Producers & Energy Traders - 1.2%
Calpine Corp. (a)	46,000	998,200
NRG Energy, Inc.	12,800	390,144

		1,388,344

Multi-Utilities - 0.7%
CenterPoint Energy, Inc.	32,600	797,722

		6,348,097

Company	Shares	U.S. $ Value
Industrials - 5.3%
Aerospace & Defense - 0.8%
Northrop Grumman Corp.	6,700	882,792

Airlines - 0.8%
Delta Air Lines, Inc.	25,300	914,595

Industrial Conglomerates - 1.1%
General Electric Co.	52,700	1,350,174

Machinery - 2.6%
Caterpillar, Inc.	10,000	990,300
Dover Corp.	11,500	923,795
ITT Corp.	20,800	934,752
Parker-Hannifin Corp.	2,000	228,300

		3,077,147

		6,224,708

Telecommunication Services - 2.9%
Diversified Telecommunication Services - 2.1%
AT&T, Inc.	70,400	2,480,896

Wireless Telecommunication Services - 0.8%
Vodafone Group PLC (Sponsored ADR)	29,500	970,255

		3,451,151

Consumer Staples - 2.6%
Beverages - 0.1%
Molson Coors Brewing Co.-Class B	1,600	119,104

Food & Staples Retailing - 1.9%
CVS Health Corp.	12,200	970,998
Kroger Co. (The)	23,900	1,242,800

		2,213,798

Household Products - 0.6%
Procter & Gamble Co. (The)	8,500	711,790

		3,044,692

Materials - 2.5%
Chemicals - 2.3%
CF Industries Holdings, Inc.	725	202,435
Eastman Chemical Co.	11,200	905,968
LyondellBasell Industries NV-Class A	15,400	1,673,364

		2,781,767

Metals & Mining - 0.2%
Alcoa, Inc.	14,100	226,869

		3,008,636

Total Common Stocks (cost $88,495,035)		116,786,099

	Principal Amount (000)	U.S. $ Value
SHORT-TERM INVESTMENTS - 0.1%
Time Deposit - 0.1%
State Street Time Deposit 0.01%, 10/01/14 (cost $100,505)	$101	100,505

Total Investments Before Security Lending Collateral for Securities Loaned - 98.7% (cost $88,595,540)		116,886,604

	Shares
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 0.1%
Investment Companies - 0.1%
AllianceBernstein Exchange Reserves-Class I, 0.04% (c)(d) (cost $98,550)	98,550	98,550

Total Investments - 98.8% (cost $88,694,090) (e)		116,985,154
Other assets less liabilities - 1.2%		1,422,040

Net Assets - 100.0%		$118,407,194

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(d)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AllianceBernstein at (800) 227-4618.
(e)	As of September 30, 2014, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $29,344,995 and gross unrealized depreciation of investments was $(1,053,931), resulting in net unrealized appreciation of $28,291,064.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR	-	American Depositary Receipt

AllianceBernstein Variable Products Series Fund

Value Portfolio

September 30, 2014 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2014:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks*	$116,786,099		$	– 0	–	$	– 0	–	$116,786,099
Short-Term Investments	– 0	–		100,505			– 0	–	100,505
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	98,550			– 0	–		– 0	–	98,550

Total Investments in Securities	116,884,649			100,505			– 0	–	116,985,154
Other Financial Instruments**	– 0	–		– 0	–		– 0	–	– 0	–

Total+	$116,884,649			$100,505		$	– 0	–	$116,985,154

*	See Portfolio of Investments for sector classifications.
**	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
+	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

11 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

11 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Variable Products Series Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	November 21, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	November 21, 2014

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	November 21, 2014